Prudential
Municipal
Series Fund
-----------------
Maryland Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

Prudential Municipal Series Fund
Maryland Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential Municipal Series Fund -- Maryland Series provided attractive tax-free yields. Our total returns were in line with the average Maryland tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1
As of 2/28/97
                            Six           One
Five            Ten            Since
                           Months         Year
Years          Years         Inception2
Class A                  5.1% (4.4)4   4.3% (4.2)4   36.1%
(36.0)4       N/A         60.3% (60.1)4
Class B                  4.9  (4.3)4   3.9  (3.8)4   33.5
(33.4)4   76.5%(75.4)4   128.4  (124.4)4
Class C                  4.7  (4.1)4   3.6  (3.5)4   N/A
N/A             15.4   (15.3)4
Lipper MD Muni Avg.3     4.3           4.3           38.4
84.3            ***

Average Annual Total Returns1
As of 3/31/97
                  One            Five         Ten
Since
                  Year           Years       Years
Inception2
Class A       1.4%  (1.3)4     5.4%           N/A       6.1%
Class B      -0.9  (-1.0)4     5.5 (5.4)4     5.7%      6.9
(6.7)4
Class C       2.9   (2.8)4     N/A            N/A       5.0
(4.9)4



Taxable Equivalent Yield5
                    Total Dividends      30-Day
At Tax Rates Of
                    Paid for Six Mos.   SEC Yield
36%            39.6%
Dividends
& Yields    Class A    $0.26              4.49%      7.38%
(7.30)4   7.83% (7.74)4
As of       Class B    $0.24              4.22       6.94
(6.86)4   7.35  (7.27)4
2/28/97     Class C    $0.22              3.96       6.51
(6.43)4   6.90  (6.81)4

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 1/22/85 for Class B;
and
8/1/94 for Class C.

3The Lipper Maryland Municipal Bond fund average includes 34 funds for six months; 32 funds for one year; 13 funds for five years and four funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is
63.8%, which includes eight funds; for Class B is 135.9% for two funds; and for Class C is 17.3% for 24 funds.

How Investments Compared.
  (As of 2/28/97)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper
mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

James M. Murphy, Fund Manager
(PICTURE)

Portfolio Manager's
Report

The Series invests in carefully-selected long-term municipal bonds that offer a high level of current income exempt from Maryland state and federal income taxes, consistent with preservation of capital. Some bonds are AMT-eligible and certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance the Series will achieve its investment objective.

New Manager
Named.
In January 1997, James M. Murphy was named the new portfolio manager of the Maryland Series Fund. Jim joined Prudential in 1989 and brings to the position extensive experience as a municipal bond trader and credit analyst.

Strategy Session.
The municipal bond market moved in cycles during the
reporting
period: Bond prices rallied on news of slower economic
growth
and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of 1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24
and gradually declined to 5.80% in November, according to the
Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of2/28/97.
        (PIE CHART)

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened Series' duration even more to match or be slightly shorter than, the average Maryland tax-free municipal bond fund. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates.

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in
February in anticipation of a possible increase in interest rates by the Federal Reserve. It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary
imbalances" that could undermine the country's six-year economic expansion. The action was widely expected by investors.
Indeed,
Federal Reserve Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

And Not So Well.

Market Concerns.
While there were more new bonds issued over the past six months ending in February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now.
That's because municipalities are receiving more revenue -- thanks to stronger local economies -- and thus there is less need to market new bonds. Unfortunately, that also means fewer investment opportunities for your Series.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
         (PIE CHART)

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Five Largest
Issuers.

5.9%   Commonwealth
       of Puerto Rico
5.3%   Montgomery County
5.1%   Maryland Transportation
       Authority
4.9%   Maryland Health &
       Higher Education
       Mercy Medical Center
4.8%   Prince George County

Expressed as a percentage of total net
assets as of 2/28/97.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal
Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Maryland tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter
April 10, 1997
(PICTURE)

                         We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S.
stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During
this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial
Advisor or
Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds.
We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              MARYLAND SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--100.6%
------------------------------------------------------------
------------------------------------------------------------
------
Baltimore Conv. Ctr. Rev., F.G.I.C.
Aaa          5.75%        9/01/08   $  1,075       $
1,119,494
Baltimore Econ. Dev. Lease Rev., Armistead Partnership
BBB+(c)      7.00         8/01/11      1,000
1,068,660
Baltimore Rev., Ref. Wastewater Proj., Ser. A, F.G.I.C.
Aaa          5.50         7/01/26      1,100
1,074,854
Calvert Cnty. Poll. Cntrl. Rev. Ref. Baltimore Gas & Elec
Co.
   Proj.
A2           5.55         7/15/14      1,000
995,520
Charles Cnty.
Aa           5.50         3/01/05        665
698,350
Charles Cnty.
Aa           5.50         3/01/06        695
728,686
Gaithersburg Hosp. Fac. Rev., Ref. Impvt. Shady Grove
   Adventist Hosp., F.S.A.
Aaa          5.50         9/01/15      1,000
989,700
Gaithersburg Nursing Home Rev., Ref. Shady Grove Adventist
   Hosp., F.S.A.
Aaa          5.50         9/01/15      1,000
989,700
Harford Cnty.
Aa           5.50         3/01/06      1,500
1,573,815
Kent Cnty., Coll. Rev. Proj. & Ref., Washington Coll. Proj.
Baa          7.70         7/01/18        500
540,770
Maryland St. & Local Facs.,
   First Ser.
Aaa          5.00         3/01/07        750 (e)
758,243
   Second Ser.
Aaa          5.125       10/15/10        750 (e)
746,610
Maryland St. Hlth. & Higher Edl. Facs., Auth. Rev.,
   Doctor's Comn. Hosp.
Baa          5.50         7/01/24      1,000
905,840
   Howard Cnty. Gen. Hosp.
Baa1         5.50         7/01/21      1,000
914,530
   Proj. & Ref. Mercy Medical Center, F.S.A.
Aaa          5.75         7/01/26      1,800
1,789,740
Maryland St. Hsg. & Cmnty. Dev. Admin.,
   Sngl. Fam. Mtge. Rev. Prog., Sixth Ser.
Aa           7.125        4/01/14        695
719,325
   Sngl. Fam. Mtge. Rev. Prog., Third Ser.
Aa           8.00         4/01/18        750
761,100
Maryland St. Ind. Dev. Fin. Auth. Rev., Amer. Ctr. For
   Physics
BBB(c)       6.625        1/01/17      1,000
1,026,410
Maryland St. Trans. Auth., Baltimore Washington Int'l.
   Airport, F.G.I.C.
Aaa          6.25         7/01/14      1,750 (e)
1,848,648
Maryland Wtr. Quality Fin. Admin., Revolving Loan Fund Rev.,
   Ser. A
Aa           5.90         9/01/04        565
609,104
Montgomery Cnty.,
   Cons. Pub. Impvt.
Aaa          9.75         6/01/01        450
543,712
   Cons. Pub. Impvt., Ser. A
Aaa          5.75        10/01/07      1,300 (e)
1,388,829
Northeast Waste Disp. Auth., Baltimore City Sludge Proj.
NR           7.25         7/01/07        904
940,956
Ocean City,
   M.B.I.A.
Aaa          5.40        10/01/11        200
200,502
   M.B.I.A.
Aaa          5.50        10/01/15      1,235
1,229,245
Prince Georges Cnty.,
   Cons. Pub. Impvt., M.B.I.A.
Aaa          5.25         1/01/15        750
732,127
   Dimensions Hlth Corp. Ref. & Proj.
A3           5.375        7/01/14      1,000
951,730
   Hosp. Rev., Dimensions Hlth. Corp.
A3           5.30         7/01/24        750
688,275
   Pollution Control Rev., Ref. Potomac Elec. Proj.,
M.B.I.A.      Aaa          5.75         3/15/10      1,100
1,153,570
   Ref. Cons. Pub. Impvt.
A1           5.25        10/01/11      1,000
995,920
   Stormwater Mgmt.
Aa           6.50         3/15/03      1,140
1,254,445

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              MARYLAND SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount
Value
Description (a)
Rating        Rate         Date        (000)         (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico Comnwlth.,
   Aqueduct & Swr. Auth. Rev., M.B.I.A.
Aaa          6.00%        7/01/07   $  1,000       $
1,093,430
   Gen. Oblig., F.S.A.
Aaa          8.132 (d)    7/01/20      1,000 (d)(e)
1,025,000
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa          7.057 (d)    1/16/15      1,000 (d)(e)
967,500
Takoma Park Hosp. Facs. Rev., Ref. Impvt., Washington
   Adventist Hosp., F.S.A.
Aaa          6.50         9/01/12      1,000 (e)
1,123,550
Washington Dist. of Columbia, Metro. Area Transit Auth.
Rev.,
   F.G.I.C.
Aaa          6.00         7/01/08      1,000 (e)
1,079,390

-----------
Total Long-Term investments (cost $33,948,248)
35,227,280

-----------
SHORT-TERM INVESTMENTS--1.4%
Maryland St Energy Fin. Admn. Ltd. Oblig. Rev.
P1           3.40         3/06/97        500
500,000

-----------
Total Short-Term investments (cost $500,000)
500,000

-----------
Total Investments--102.0%
(cost $34,448,248; Note 4)
35,727,280
Liabilities in excess of other assets--(2.0)%
(697,114)

-----------
Net Assets--100%
$35,030,166

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bonds.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at year end.
(e) Pledged as initial margin on financial futures
contracts.
NR - Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Statement of Assets and Liabilities        PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                MARYLAND SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997

Investments, at value (cost
$34,448,248)................................................
 .................         $35,727,280
Interest
receivable..................................................
 ....................................             590,984
Receivable for Series shares
sold........................................................
 ................               1,343
Other
assets......................................................
 .......................................                 859

-----------------
   Total
assets......................................................
 ....................................          36,320,466

-----------------
Liabilities
Bank
overdraft...................................................
 ........................................              95,800
Payable for investments
purchased...................................................
 .....................             761,128
Payable for Series shares
reacquired..................................................
 ...................             296,872
Accrued
expenses....................................................
 .....................................              96,947
Dividends
payable.....................................................
 ...................................              14,328
Management fee
payable.....................................................
 ..............................              12,276
Distribution fee
payable.....................................................
 ............................               7,802
Deferred trustees'
fees........................................................
 ..........................               2,959
Due to broker - variation
margin......................................................
 ...................               2,188

-----------------
   Total
liabilities.................................................
 ....................................           1,290,300

-----------------
Net
Assets......................................................
 .........................................
$35,030,166

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........         $    32,342
   Paid-in capital in excess of
par.........................................................
 .............          33,782,534

-----------------

33,814,876
   Accumulated net realized loss on
investments.................................................
 .........             (87,086)
   Net unrealized appreciation on
investments.................................................
 ...........           1,302,376

-----------------
Net assets, February 28,
1997........................................................
 ....................         $35,030,166

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($18,833,519 / 1,739,852 shares of beneficial interest
issued and outstanding).....................
$10.82
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .33

-----------------
   Maximum offering price to
public......................................................
 ................               $11.15

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($16,155,042 / 1,490,574 shares of beneficial interest
issued and outstanding).....................
$10.84

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($41,605 / 3,839 shares of beneficial interest issued
and outstanding).............................
$10.84

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 1,033,189
                                              --------------
---
Expenses
   Management fee..........................           90,182
   Distribution fee--Class A...............            9,492
   Distribution fee--Class B...............           42,601
   Distribution fee--Class C...............              181
   Custodian's fees and expenses...........           32,000
   Reports to shareholders.................           21,500
   Registration fees.......................           17,500
   Transfer agent's fees and expenses......           15,000
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees and expenses.............            1,800
   Miscellaneous...........................            5,480
                                              --------------
---
      Total expenses.......................          246,236
   Less: Management fee waiver.............
(9,018)
       Custodian fee credit................
(3,554)
                                              --------------
---
      Net expenses.........................          233,664
                                              --------------
---
Net investment income......................          799,525
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................           76,207
   Financial futures transactions..........
(149,361)
                                              --------------
---

(73,154)
                                              --------------
---
Net change in unrealized
   appreciation/depreciation of:
   Investments.............................          788,156
   Financial futures contracts.............           23,344
                                              --------------
---
                                                     811,500
                                              --------------
---
Net gain on investments....................          738,346
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 1,537,871
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
MARYLAND SERIES
Statement of Changes in Net Assets (Unaudited)

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........     $   799,525         $
1,725,293
   Net realized gain (loss) on
      investment transactions...         (73,154)
992,267
   Net change in unrealized
      appreciation/depreciation
      of investments............         811,500
(673,563)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       1,537,871
2,043,997
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................        (438,924)
(867,743)
      Class B...................        (359,647)
(855,800)
      Class C...................            (954)
(1,750)
                                  -----------------    -----
----------
                                        (799,525)
(1,725,293)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................         (10,676)
--
      Class B...................          (9,184)
--
      Class C...................             (28)
--
                                  -----------------    -----
----------
                                         (19,888)
--
                                  -----------------    -----
----------
   Distributions from net
      realized gains
      Class A...................        (229,546)
--
      Class B...................        (197,458)
--
      Class C...................            (596)
--
                                  -----------------    -----
----------
                                        (427,600)
--
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................         368,385
2,762,194
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............         863,959
1,114,649
   Cost of shares reacquired....      (3,390,836)
(6,489,419)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............      (2,158,492)
(2,612,576)
                                  -----------------    -----
----------
Total decrease..................      (1,867,634)
(2,293,872)
Net Assets
Beginning of period.............      36,897,800
39,191,672
                                  -----------------    -----
----------
End of period...................     $35,030,166
$36,897,800
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)       MARYLAND
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Maryland Series (the 'Series')
commenced investment
operations in January, 1985. The Series is diversified and
seeks to achieve its
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin'. Subsequent
payments, known as
'variation margin', are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures contracts. The Series
invests in financial
futures contracts in order to hedge its existing portfolio
securities or
securities the Series intends to purchase, against
fluctuations in value caused
by changes in prevailing interest rates. Should interest
rates move
unexpectedly, the Series may
not achieve the anticipated benefits of the financial
futures contracts and may
realize a loss. The use of futures transactions involves the risk of imperfect
correlation in movements in the price of futures contracts,
interest rates and
the underlying hedged assets.
Options: The Series may either purchase or write options in
order to hedge
against adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Series currently owns or
intends to purchase.
When the Series purchases an option, it pays a premium and
an amount equal to
that premium is recorded as an investment. When the Series
writes an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Series
realizes a gain or loss to the extent of the premium
received or paid. If an
option is exercised, the premium received or paid is an
adjustment to the
proceeds from the sale or the cost basis of the purchase in
determining whether
the Series has realized a gain or loss. The difference
between the premium and
the amount received or paid on effecting a closing purchase
or sale transaction
is also treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions.
Securities Transactions and Investment Income: Securities
transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
------------------------------------------------------------
--------------------
                                     -----
                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     MARYLAND
SERIES
------------------------------------------------------------
--------------------
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and increase accumulated net realized loss by
$19,888, due to the sale of
securities purchased with market discount. Net investment
income, net realized
gains and net assets were not affected by this change. Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
service, the compensation of officers of the Fund, occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $9,018 ($0.003 per share)
for the six months
ended February 28, 1997.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to
plans of distribution
(the 'Class A, B and C Plans'), regardless of expenses
actually incurred by PSI.
The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $600 in front-end
sales charges resulting from sales of Class A shares during
the six months ended
February 28, 1997. From these fees, PSI paid such sales
charges to affiliated
broker-dealers, which in turn paid commissions to
salespersons and incurred
other distribution costs.
PSI has advised the Series that during the six months ended
February 28, 1997,
it received approximately $11,600 and $100 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
--------------------
                                     -----
                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      MARYLAND
SERIES
------------------------------------------------------------
--------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $11,500 for
the services of
PMFS. As of February 28, 1997, approximately $1,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$2,677,458 and
$3,545,186, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997, was $34,448,248 and accordingly, net unrealized
appreciation of
investments for federal income tax purposes is $1,279,032
(gross unrealized
appreciation--$1,374,014; gross unrealized depreciation
$94,982).
At February 28, 1997, the Portfolio sold 14 financial
futures contracts on the
Municipal Bond Index which expires in March 1997. The value
at disposition of
such contracts is $1,552,687. The value of such contracts on
February 28, 1997
was $1,576,031, thereby resulting in an unrealized gain of
$23,344.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and fiscal year ended August 31, 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997
Shares sold........................        6,232    $
67,571
Shares issued in reinvestment of
  dividends........................       44,187
478,352
Shares reacquired..................     (172,476)
(1,871,480)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (122,057)   $
(1,325,557)
Shares issued upon conversion from
  Class B..........................      154,656
1,678,314
                                      ----------    --------
----
Net increase in shares
  outstanding......................       32,599    $
352,757
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................       58,783    $
649,434
Shares issued in reinvestment of
  dividends........................       53,117
575,999
Shares reacquired..................     (308,466)
(3,328,355)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (196,566)
(2,102,922)
Shares issued upon conversion from
  Class B..........................      240,370
2,604,069
                                      ----------    --------
----
Net increase in shares
  outstanding......................       43,804    $
501,147
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended February 28, 1997:
Shares sold........................       26,911    $
291,814
Shares issued in reinvestment of
  dividends........................       35,472
384,556
Shares reacquired..................     (138,647)
(1,503,369)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................      (76,264)
(826,999)
Shares reacquired upon conversion
  into Class A.....................     (154,460)
(1,678,314)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (230,724)   $
(2,505,313)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................      192,644    $
2,088,999
Shares issued in reinvestment of
  dividends and distributions......       49,517
537,616
Shares reacquired..................     (287,898)
(3,130,338)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................      (45,737)
(503,723)
Shares reacquired upon conversion
  into Class A.....................     (240,066)
(2,604,069)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (285,803)   $
(3,107,792)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----
                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    MARYLAND SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997:
Shares sold........................          834    $
9,000
Shares issued in reinvestment of
  dividends........................           97
1,051
Shares reacquired..................       (1,479)
(15,987)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................         (548)   $
(5,936)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................        2,200    $
23,761
Shares issued in reinvestment of
  dividends........................           96
1,034
Shares reacquired..................       (2,795)
(30,726)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................         (499)   $
(5,931)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           MARYLAND SERIES
------------------------------------------------------------
--------------------

Class A
                                                  ----------
------------------------------------------------------------
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
-
                                                      1997
1996        1995        1994        1993       1992
                                                  ----------
--     -------     -------     -------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............    $  10.74
$ 10.66     $ 10.66     $ 11.64     $11.11     $10.67
                                                      ------
-------     -------     -------     ------     ------
Income from investment operations
Net investment income...........................
 .25(b)        .51(b)      .53(b)      .57        .62
 .63
Net realized and unrealized gain (loss) on
   investment transactions......................         .22
 .08         .10        (.77)       .65        .44
                                                      ------
-------     -------     -------     ------     ------
   Total from investment operations.............         .47
 .59         .63        (.20)      1.27       1.07
                                                      ------
-------     -------     -------     ------     ------
Less distributions
Dividends from net investment income............
(.25)         (.51)       (.53)       (.57)      (.62)
(.63)
Distributions paid in excess of net investment
   income.......................................
(.01)           --          --          --         --
--
Distributions from net realized gains...........
(.13)           --        (.10)       (.21)      (.12)
--
                                                      ------
-------     -------     -------     ------     ------
   Total distributions..........................
(.39)         (.51)       (.63)       (.78)      (.74)
(.63)
                                                      ------
-------     -------     -------     ------     ------
Net asset value, end of period..................    $  10.82
$ 10.74     $ 10.66     $ 10.66     $11.64     $11.11
                                                      ------
-------     -------     -------     ------     ------
                                                      ------
-------     -------     -------     ------     ------
TOTAL RETURN(c):................................
5.08%         5.58%       6.32%      (1.75)%    11.89%
10.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................    $ 18,833
$18,339     $17,726     $ 2,709     $2,930     $1,335
Average net assets (000)........................    $ 19,141
$18,484     $11,341     $ 2,877     $2,068     $1,080
Ratios to average net assets:
   Expenses, including distribution fees........
1.11%(a)(b)    1.10%(b)    1.30%(b)     .95%      .96%
 .96%
   Expenses, excluding distribution fees........
1.01%(a)(b)    1.00%(b)    1.20%(b)     .85%      .86%
 .86%
   Net investment income........................
4.62%(a)(b)    4.69%(b)    4.96%(b)    5.18%     5.51%
5.80%
For Class A, B and C shares:
   Portfolio turnover rate(d)...................
8%           42%         49%         40%        41%
34%

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Portfolio turnover is calculated on the basis of the
Fund as a whole without
    distinguishing between the classes of shares issued.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     11

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             MARYLAND SERIES
------------------------------------------------------------
--------------------

Class B
                                                  ----------
------------------------------------------------------------
--
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
---
                                                      1997
1996        1995        1994        1993        1992
                                                  ----------
--     -------     -------     -------     -------     -----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............    $  10.75
$ 10.67     $ 10.67     $ 11.65     $ 11.12     $ 10.68
                                                  ----------
--     -------     -------     -------     -------     -----
--
Income from investment operations
Net investment income...........................
 .23(b)        .47(b)      .49(b)      .53         .58
 .59
Net realized and unrealized gain (loss) on
   investment transactions......................         .23
 .08         .10        (.77)        .65         .44
                                                  ----------
--     -------     -------     -------     -------     -----
--
   Total from investment operations.............         .46
 .55         .59        (.24)       1.23        1.03
                                                  ----------
--     -------     -------     -------     -------     -----
--
Less distributions
Dividends from net investment income............
(.23)         (.47)       (.49)       (.53)       (.58)
(.59)
Distributions paid in excess of net investment
   income.......................................
(.01)           --          --          --          --
--
Distributions from net realized gains...........
(.13)           --        (.10)       (.21)       (.12)
--
                                                  ----------
--     -------     -------     -------     -------     -----
--
   Total distributions..........................
(.37)         (.47)       (.59)       (.74)       (.70)
(.59)
                                                  ----------
--     -------     -------     -------     -------     -----
--
Net asset value, end of period..................    $  10.84
$ 10.75     $ 10.67     $ 10.67     $ 11.65     $ 11.12
                                                  ----------
--     -------     -------     -------     -------     -----
--
                                                  ----------
--     -------     -------     -------     -------     -----
--
TOTAL RETURN(c):................................
4.86%         5.16%       5.88%      (2.13)%     11.43%
9.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................    $ 16,155
$18,512     $21,414     $51,198     $57,598     $51,313
Average net assets (000)........................    $ 17,182
$19,898     $33,497     $55,223     $53,780     $50,970
Ratios to average net assets:
   Expenses, including distribution fees........
1.51%(a)(b)    1.50%(b)    1.55%(b)    1.35%      1.36%
1.37%
   Expenses, excluding distribution fees........
1.01%(a)(b)    1.00%(b)    1.05%(b)     .85%       .86%
 .87%
   Net investment income........................
4.22%(a)(b)    4.30%(b)    4.84%(b)    4.77%      5.11%
5.42%

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     12

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             MARYLAND SERIES
------------------------------------------------------------
--------------------

Class C
                                                    --------
----------------------------------------------------
                                                     Six
Months
                                                       Ended
Year Ended August 31,
                                                    February
28,            ------------------------------------
                                                        1997
1996                    1995
                                                    --------
----            ------------            ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............      $
10.75                 $10.67                 $  10.67
                                                    --------
----                -----                   ------
Income from investment operations
Net investment income...........................
 .21(b)                 .44(b)                   .47(b)
Net realized and unrealized gain (loss) on
   investment transactions......................
 .23                    .08                      .10
                                                    --------
----                -----                   ------
   Total from investment operations.............
 .44                    .52                      .57
                                                    --------
----                -----                   ------
Less distributions
Dividends from net investment income............
(.21)                  (.44)                    (.47)
Distributions paid in excess of net investment
   income.......................................
(.01)                    --                       --
Distributions from net realized gains...........
(.13)                    --                     (.10)
                                                    --------
----                -----                   ------
   Total distributions..........................
(.35)                  (.44)                    (.57)
                                                    --------
----                -----                   ------
Net asset value, end of period..................      $
10.84                 $10.75                 $  10.67
                                                    --------
----                -----                   ------
                                                    --------
----                -----                   ------
TOTAL RETURN(c):................................
4.73%                  4.90%                    5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................      $
42                 $   47                 $     52
Average net assets (000)........................      $
49                 $   43                 $     58
Ratios to average net assets:
   Expenses, including distribution fees........
1.75%(a)(b)            1.75%(b)                 1.82%(b)
   Expenses, excluding distribution fees........
1.00%(a)(b)            1.00%(b)                 1.07%(b)
   Net investment income........................
3.96%(a)(b)            4.05%(b)                 4.55%(b)
                                                  August 1,
                                                   1994(d)
                                                   through
                                                  August 31,
                                                     1994
                                                  ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............   $  10.70
                                                  ----------
Income from investment operations
Net investment income...........................        .05
Net realized and unrealized gain (loss) on
   investment transactions......................       (.03)
                                                  ----------
   Total from investment operations.............        .02
                                                  ----------
Less distributions
Dividends from net investment income............       (.05)
Distributions paid in excess of net investment
   income.......................................         --
Distributions from net realized gains...........         --
                                                  ----------
   Total distributions..........................       (.05)
                                                  ----------
Net asset value, end of period..................   $  10.67
                                                  ----------
                                                  ----------
TOTAL RETURN(c):................................        .07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................   $    102
Average net assets (000)........................   $     31
Ratios to average net assets:
   Expenses, including distribution fees........
2.21%(a)
   Expenses, excluding distribution fees........
1.47%(a)
   Net investment income........................
4.75%(a)

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information            MARYLAND SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1997
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                                     BULK
RATE
                                                    U.S.
POSTAGE
                                                        PAID
                                                    Permit
6807
                                                    New
York, NY

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M705
74435M804   MF125E2
74435M572   Cat# 6420935
(ICON)

Prudential
Municipal
Series Fund
--------------
Florida Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

Prudential Municipal Series Fund
Florida Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low.
For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential Municipal Series Fund -- Florida
Series provided attractive tax-free yields. Our total returns were very competitive with the average Florida tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1                              As of
2/28/97
                             Six            One
Five               Since
                            Months          Year
Years           Inception2
Class A                  4.7% (4.6)4     4.4% (4.1)4
43.0% (39.2)4     61.0% (55.9)4
Class B                  4.6  (4.5)4     4.1  (3.8)4
N/A              18.8  (17.7)4
Class C                  4.5  (4.4)4     3.9  (3.5)4
N/A              18.9  (16.9)4
Class Z                  N/A             N/A
N/A               0.8
Lipper FL Muni Avg.3     4.6             4.3
40.5               ***

Average Annual Total Returns1                         As of
3/31/97
                      One              Five           Since
                      Year             Years
Inception2
Class A           1.8%  (1.5)4      6.5% (5.9)4     7.2%
(6.6)4
Class B          -0.4  (-0.7)4      N/A             5.1
(4.7)4
Class C           3.3   (3.0)4      N/A             4.4
(3.9)4


Taxable Equivalent Yield5
                       Total Dividends          30-Day
At Tax Rates Of
                       Paid for Six Mos.      SEC Yield
36%             39.6%
Dividends     Class A       $0.27           5.02% (4.82)4
7.84% (7.53)4     8.31% (7.98)4
& Yields      Class B       $0.25           4.77  (4.57)4
7.45  (7.14)4     7.90  (7.57)4
As of         Class C       $0.24           4.51  (4.31)4
7.05  (6.73)4     7.47  (7.14)4
2/28/97       Class Z       $0.03           5.27  (5.07)4
8.23  (7.92)4     8.73  (8.39)4

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into
account
sales charges. The average annual returns do take into
account
applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1%
and 1% for six years, for Class B shares. Class C shares have a
1% CDSC for one year. Class B shares automatically convert to
Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year, and therefore no average annual returns are presented.

2Inception dates: 12/28/90 for Class A; 8/1/94 for Class B;
7/26/93
for Class C; and 12/2/96 for Class Z.

3The Lipper Florida Municipal Bond fund average includes 79 funds for six months; 78 funds for one year, and 19 funds for 5 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is
56.3%, which includes 11 funds; for Class B is 18.5% for 60 funds and for Class C is 19.3% for 35 funds.

How Investments Compared.
  (As of 2/28/97)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These
returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Marie Conti, Fund Manager                        (PICTURE)


Portfolio
Manager's Report

The Series invests in carefully-selected, long-term municipal bonds that offer a high level of current income exempt from federal income taxes and invests in securities which will enable its shares to be exempt from the Florida intangibles tax. Certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance that the Series will achieve its investment objective.

High Yield Bonds.
The Trustees adopted a new policy
which permits your Series to invest
up to 30% of total investments in
bonds rated below investment grade
by Moody's and S&P. High yield bonds,
also known as "junk bonds," are subject
to greater market and credit
risks than investment grade bonds.
Prudential maintains a large and
experienced credit group which evaluates new purchases and existing holdings. By purchasing these securities, we seek to broaden our investment pool and enhance the Series' returns for you.


Strategy Session.

The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of 1996, bond prices rallied. Municipal bond interest rates were 6.01% on October 24 and gradually declined to 5.80% in November, according to the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%.
Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
         (PIE CHART)

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the
Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration.
This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series'
duration even more to match or be slightly shorter than, the average Florida tax-free municipal bond fund. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates.

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve. It was a prudent move. On
March
25, 1997, the central bank raised the federal funds rate
(what
banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed,
Federal Reserve Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

     Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 2/28/97.
      (PIE CHART)

Trimming Callables.
During the reporting period, we've continued to sell bonds that are callable in less than eight years, and replacing them with either non-callable bonds or those that are callable in 10 years or more. In this way we'll be able to better manage the risks we face when interest rates rise or fall suddenly, as they have been apt to do in recent years.

Five Largest
Issuers.

5.5%     Lakeland County
4.3%     Commonwealth
         of Puerto Rico
4.2%     Puerto Rico Electric
         Power Authority
3.5%     Florida State Board
         of Education
3.1%     Dade County
         School District

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.

Is There Too
Much Insurance?
The increasing use of bond insurance in the municipal market is becoming a concern of ours. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds are available.
In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Series to purchase bonds that could further enhance yield.

Looking Ahead.

The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals.
Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Florida tax-free municipal bond fund.
This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter                                  April
10, 1997
(PICTURE)

We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most
U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

--Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

--Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--We're On Your Side. Your Prudential Securities Financial Advisor or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.6%
------------------------------------------------------------
------------------------------------------------------------
------
Alachua Cnty. Hlth. Facs. Auth. Rev.,
   Santa Fe Healthcare Facs. Proj.
AAA(c)              7.60%     11/15/13    $  1,750 (f)   $
1,977,290
Alachua Cnty. Ind. Dev. Auth. Rev., HB Fuller Co. Proj.
NR                  7.75      11/01/16       3,000
3,148,260
Brevard Cnty. Edl. Facs. Auth. Rev. Ref., Florida Inst.
   of Tech.
BBB(c)              6.875     11/01/22       1,500
1,571,175
Brevard Cnty. Sch. Brd. Ctfs. of Part., Ser. A,
   A.M.B.A.C.
Aaa                 6.50       7/01/12       3,500 (f)
3,892,875
Broward Cnty. Edl. Facs. Auth. Rev., Nova Univ. Dorm.
   Proj.,
   Ser. A
NR                  7.50       4/01/17       1,500 (f)
1,695,000
Broward Cnty. Hlth. Facs. Auth., North Beach Hosp.,
   M.B.I.A.
Aaa                 6.75       8/15/06       1,000
1,098,340
Clay Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser.
   A, G.N.M.A.
Aaa                 7.45       9/01/23         375
394,766
Coral Springs Impvt. Dist., Wtr. & Swr. Ref., M.B.I.A.
Aaa                 6.00       6/01/10       1,000
1,081,850
Dade Cnty. Aviation Dept. Rev.,
   Ser. B, M.B.I.A.
Aaa                 6.00      10/01/24       1,500
1,524,585
   Ser. E, A.M.B.A.C.
Aaa                 5.50      10/01/10       1,000
1,020,880
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Univ. Miami,
   Ser. A, M.B.I.A.
Aaa                 5.625      4/01/06       2,015
2,124,072
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of
   Miami Proj.,
   Ser. A, E.T.M., M.B.I.A.
Aaa                 6.75       5/01/08         500
559,965
Dade Cnty. Hsg. Fin. Auth. Rev.,
   Sngl. Fam. Mtge., Ser. B, G.N.M.A.
Aaa                 7.25       9/01/23         360 (e)
377,251
   Sngl. Fam. Mtge., Ser. C, G.N.M.A.
Aaa                 7.75       9/01/22         775
817,586
Dade Cnty. Pub. Facs. Ref., Jackson Mem. Hosp., Ser. A,
   M.B.I.A.
Aaa                 4.875      6/01/15       2,500
2,275,550
Dade Cnty. Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa                 6.00       7/15/06       3,500
3,805,760
Dade Cnty. Spl. Oblig., Metro Dade Fire & Rescue Svc.,
   F.G.I.C.
Aaa                 6.00       4/01/05       2,800
3,024,924
Dade Cnty.,
   Pub. Impvt. J & K Seaport, M.B.I.A.
Aaa                 6.50      10/01/07       1,220
1,380,808
   Pub. Impvt. J & K Seaport, M.B.I.A.
Aaa                 6.50      10/01/10       1,555
1,759,934
Duval Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge.,
   G.N.M.A.
AAA(c)              8.375     12/01/14         440
469,863
Enterprise Cmnty. Dev. Dist., Osceola Co. Spec.
   Assmnt., M.B.I.A.
Aaa                 6.00       5/01/10       2,320
2,434,260
Escambia Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp.
   Inc., Ser. A
BBB+(c)             8.70      10/01/14       1,830
1,957,167
Escambia Cnty. Poll. Ctrl. Rev., Champion Int'l. Corp.
   Proj.
Baa1                6.90       8/01/22       3,500
3,733,660
Escambia Cnty. Sch. Brd. Cert., Ser. 2, M.B.I.A.
Aaa                 5.50       2/01/22       2,000
1,941,840
Escambia Cnty. Utils. Auth. Util. Sys. Rev., F.G.I.C.
Aaa                 5.625      1/01/27       2,000
1,969,960
Florida St. Brd. of Ed. Cap. Outlay,
   Ser. A, F.G.I.C.
Aaa                 5.00       1/01/15       1,000
948,990
   Ref. Pub. Ed., Ser. D
Aa                  4.75       6/01/22       4,985 (g)
4,366,710
Florida St. Mun. Pwr. Agcy. Ref., Stanton II Proj.,
   A.M.B.A.C.
Aaa                 4.50      10/01/27       2,000
1,632,040
Hillsborough Cnty.,
   Cnty. Ctr. Proj., M.B.I.A.
Aaa                 5.00       7/01/15       1,560
1,479,114
   Ref. Cnty. Ctr. Proj., M.B.I.A.
Aaa                 6.00       7/01/06       1,605
1,744,731

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev.,
   Tampa Elec. Proj., Ser. 9
Aa3                 8.00%      5/01/22    $  1,750       $
2,033,133
Indian Rvr. Cnty., Wtr. & Swr. Rev., F.G.I.C.
Aaa                 5.50       9/01/26       2,500
2,428,975
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park
   Issue 2, Ser. 7
Aa1                Zero       10/01/10       3,000
1,457,970
Jacksonville Hlth. Facs. Auth. Hosp. Rev.,
   Nat'l. Ben. Assoc.
Baa1               7.00       12/01/22       1,825
1,906,194
   St. Lukes Hosp. Assoc. Proj.
AA+(c)             7.125      11/15/20       1,000
1,095,600
Jacksonville Sewage & Solid Waste Disp. Facs. Rev.
A1                 5.875       2/01/36       1,000
996,150
Jacksonville Wtr. & Swr. Dev. Rev., Suburban Utils.
A3                 6.75        6/01/22       1,000
1,066,790
Jacksonville Wtr. & Swr. Rev., United Wtr. Proj.,
   A.M.B.A.C.
Aaa                6.35        8/01/25       1,500
1,578,165
Lake Cnty. Res. Rec. Ind. Dev. Rev., Ser. A
Baa                5.95       10/01/13       1,035
1,017,498
Lakeland Elec. & Wtr. Rev.
Aa                 5.50       10/01/26       2,000
1,934,680
Lakeland Elec. & Wtr. Rev.
Aa                 5.625      10/01/36       5,000
4,849,450
Leon Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser.
   A., G.N.M.A.
Aaa                7.30        4/01/21         385
402,417
Martin Cnty. Ind. Dev. Auth. Rev., Indiantown Cogen
   Proj.
Baa3               7.875      12/15/25       1,200
1,374,276
Miami Hlth. Facs. Auth. Rev. Ref., Mercy Hosp.
A3                 8.125       8/01/11       1,000
1,065,050
Miami Spec. Oblig.,
   Admn. Bldg. Acquis. Proj., F.G.I.C.
Aaa                6.00        2/01/16       1,500
1,556,415
   Admn. Bldg. Acquis. Proj., F.G.I.C.
Aaa                6.00        2/01/25         500
516,805
Miramar Wstwtr. Impvt. Assmt., F.G.I.C.
Aaa                6.75       10/01/16       2,500
2,782,225
North Broward Hosp. Dist. Rev. Ref. & Impvts., M.B.I.A.
Aaa                5.25        1/15/17       1,000
951,380
Okaloosa Cnty. Cap. Impvt. Rev., M.B.I.A.
Aaa                Zero       12/01/06         450
278,451
Orange Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth.
   Sys., A.M.B.A.C.
Aaa                 5.25      11/15/20       1,000
941,780
Orange Cnty. Hsg. Fin. Auth. Mtge. Rev., Ser. A,
   G.N.M.A.
AAA(c)              7.375      9/01/24         420
443,075
Orange Cnty. Hsg. Fin. Auth. Rev.,
   MultiFam. Ashley Point Apts.
BBB+(c)             6.85      10/01/16       1,200
1,232,880
   MultiFam. Ashley Point Apts.
BBB+(c)             7.10      10/01/24         855
879,060
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D
Aa                  6.75      10/01/17       2,200 (g)
2,572,328
Palm Beach Cnty. Hlth. Facs. Auth. Rev., Good Samaritan
   Hlth. Sys.
A+(c)               6.30      10/01/22       1,000
1,032,030
Pensacola Hlth. Facs. Auth., Daughters of Charity,
   M.B.I.A.
Aaa                 5.25       1/01/11       1,600
1,561,472
Polk Cnty. Ind. Dev. Auth., Solid Wst. Disp. Fac. Rev.,
   Tampa Elec. Co. Proj.
Aa2                 5.85      12/01/30       1,500
1,472,115
Puerto Rico Comnwlth., Gen. Oblig., F.S.A.
Aaa                 8.132(d)   7/01/20       3,000 (g)
3,075,000
Puerto Rico Comnwlth.,
   Gen. Oblig.
Baa1                6.45       7/01/17       1,400
1,492,540
   Gen. Oblig.
Baa1                6.50       7/01/23         650
697,353
Puerto Rico Elec. Pwr. Auth. Rev., Ser. R
Baa1                6.25       7/01/17       5,000
5,193,000
Puerto Rico Ind. Tour. Edl. Hosp. Auxil., Mut. Oblig.
   Grp. Proj., M.B.I.A.
Aaa                 6.25       7/01/24       2,635
2,789,595
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa                 7.057(d)   1/16/15       2,250
2,176,875

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Sarasota Wtr. & Swr. Util. Ref., Ser. C, F.G.I.C.
Aaa                 4.50%     10/01/16    $  1,000       $
862,610
St. Petersburg Hlth. Facs. Auth. Rev., Allegheny Hlth.
   Proj., M.B.I.A.
Aaa                 7.00      12/01/15       1,000
1,112,990
Tampa Gtd. Entitlement Rev., A.M.B.A.C.
Aaa                 7.05      10/01/07       2,000
2,224,280
Tampa Sports Auth. Rev., M.B.I.A.
Aaa                 5.75      10/01/20       1,000
1,035,450
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser.
   91
NR                  7.75      10/01/06       1,185
1,288,119
Volusia Cnty. Edl. Fac. Auth. Rev., Embry Riddle Univ.
AAA(c)              6.625     10/15/22       1,000
1,081,140
Volusia Cnty. Hlth. Facs. Auth. Rev., Mem. Hlth. Sys,
   Proj.
BBB+(c)             8.25       6/01/20       2,000 (f)
2,264,240

------------
Total long-term investments (cost $116,244,783)
120,928,762

------------
SHORT-TERM INVESTMENTS--0.9%
Martin Cnty. Solid Waste Disp. Rev., Variable Pwr. &
   Lt. Co. Proj., F.R.D.D. (cost $1,100,000)
A-1+(c)            3.50        3/03/97       1,100
1,100,000

------------

Expiration
OUTSTANDING CALL OPTION PURCHASED(h)
Date       Contracts(i)

---------    ---------
U.S. Treasury Bond Futures, expiring Mar. '97 @ $116.00
   (cost $11,600)
3/22/97          40                625

------------
Total Investments--98.5%
(cost $117,356,383; Note 4)
122,029,387
Other assets in excess of liabilities--1.5%
1,848,801

------------
Net Assets--100%
$123,878,188

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) Pledged as initial margin on financial futures
contracts.
(f) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
obligations.
(g) Represents when-issued or extended settlement security.
(h) Non-income producing security.
(i) One contract equals $1,000 face value.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Statement of Assets and Liabilities          PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  FLORIDA SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$117,356,383)...............................................
 .................        $ 122,029,387
Cash........................................................
 .............................................
195,331
Interest
receivable..................................................
 ....................................            1,990,926
Receivable for Series shares
sold........................................................
 ................              123,250
Receivable for investments
sold........................................................
 ..................               55,209
Other
assets......................................................
 .......................................                2,814

-----------------
   Total
assets......................................................
 ....................................          124,396,917

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              356,512
Dividends
payable.....................................................
 ...................................               58,417
Accrued
expenses....................................................
 .....................................               53,114
Management fee
payable.....................................................
 ..............................               28,674
Distribution fee
payable.....................................................
 ............................               19,053
Deferred trustees'
fees........................................................
 ..........................                2,959

-----------------
   Total
liabilities.................................................
 ....................................              518,729

-----------------
Net
Assets......................................................
 .........................................        $
123,878,188

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     120,212
   Paid-in capital in excess of
par.........................................................
 .............          120,677,809

-----------------

120,798,021
   Accumulated net realized loss on
investments.................................................
 .........           (1,592,837)
   Net unrealized appreciation on
investments.................................................
 ...........            4,673,004

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 123,878,188

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($97,358,771 / 9,447,896 shares of beneficial interest
issued and outstanding).....................
$10.30
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .32

-----------------
   Maximum offering price to
public......................................................
 ................               $10.62

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($18,938,802 / 1,837,700 shares of beneficial interest
issued and outstanding).....................
$10.31

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($7,545,226 / 732,156 shares of beneficial interest
issued and outstanding)........................
$10.31

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($35,389 / 3,436 shares of beneficial interest issued
and outstanding).............................
$10.30

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
FLORIDA SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 3,697,181
                                              --------------
---
Expenses
   Management fee..........................          309,651
   Distribution fee--Class A...............           49,827
   Distribution fee--Class B...............           41,241
   Distribution fee--Class C...............           28,884
   Custodian's fees and expenses...........           40,000
   Transfer agent's fees and expenses......           21,000
   Registration fees.......................           17,000
   Reports to shareholders.................           15,000
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees..........................            1,800
   Miscellaneous...........................            2,102
                                              --------------
---
      Total expenses.......................          537,005
   Less: Management fee waiver (Note 2)....
(123,861)
      Custodian fee credit.................
(1,252)
                                              --------------
---
      Net expenses.........................          411,892
                                              --------------
---
Net investment income......................        3,285,289
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          190,846
   Financial futures transactions..........
(386,751)
                                              --------------
---

(195,905)
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................        2,601,205
                                              --------------
---
Net gain on investments....................        2,405,300
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 5,690,589
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
FLORIDA SERIES
Statement of Changes in Net Assets (Unaudited)

                                   Six Months
                                      Ended           Year
Ended
Increase (Decrease)               February 28,        August
31,
in Net Assets                         1997
1996
Operations
   Net investment income......    $   3,285,289      $
7,299,648
   Net realized gain (loss) on
      investment
      transactions............         (195,905)
3,421,861
   Net change in unrealized
     appreciation/depreciation
      of investments..........        2,601,205
(2,644,962)
                                -----------------    -------
-----
   Net increase in net assets
      resulting from
      operations..............        5,690,589
8,076,547
                                -----------------    -------
-----
   Dividends and Distributions
      (Note 1):
   Dividends from net
      investment income
      Class A.................       (2,688,968)
(6,244,938)
      Class B.................         (413,308)
(647,226)
      Class C.................         (182,775)
(407,484)
      Class Z.................             (238)
--
                                -----------------    -------
-----
                                     (3,285,289)
(7,299,648)
                                -----------------    -------
-----
   Distributions in excess of
      net investment income
      Class A.................          (57,916)
--
      Class B.................          (10,023)
--
      Class C.................           (4,473)
--
                                -----------------    -------
-----
                                        (72,412)
--
                                -----------------    -------
-----
Series share transactions (net
   of share conversions) (Note
   6):
   Net proceeds from shares
      sold....................        9,660,382
15,332,603
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........        1,435,733
3,085,406
   Cost of shares
      reacquired..............      (14,040,405)
(33,022,261)
                                -----------------    -------
-----
   Net decrease in net assets
      from Series share
      transactions............       (2,944,290)
(14,604,252)
                                -----------------    -------
-----
Total decrease................         (611,402)
(13,827,353)
Net Assets
Beginning of period...........      124,489,590
138,316,943
                                -----------------    -------
-----
End of period.................    $ 123,878,188
$124,489,590
                                -----------------    -------
-----
                                -----------------    -------
-----

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

Notes to Financial Statements             PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                               FLORIDA SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund, (the 'Fund') is registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
fourteen series. The monies of each series are invested in
separate,
independently managed portfolios. The Florida Series (the
'Series') commenced
investment operations on December 28, 1990. The Series is
non-diversified and
seeks to achieve its investment objective of providing the
maximum amount of
income that is exempt from federal income taxes with the
minimum of risk, and
investing in securities which will enable its shares to be
exempt from the
Florida intangibles tax by investing in 'investment grade'
tax-exempt securities
whose ratings are within the four highest ratings categories by a nationally
recognized statistical rating organization or, if not rated, are of comparable
quality. The ability of the issuers of the securities held
by the Series to meet
their obligations may be affected by economic developments
in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Series may either purchase or write options in
order to hedge
against adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Series currently owns or
intends to purchase.
When the Series purchases an option, it pays a premium and
an amount equal to
that premium is recorded as an investment. When the Series
writes an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Series
realizes a gain or loss to the extent of the premium
received or paid. If an
option is exercised, the premium received or paid is an
adjustment to the
proceeds from the sale or the cost basis of the purchase in
determining whether
the Series has realized a gain or loss. The difference
between the premium and
the amount received or paid on effecting a closing purchase
or sale transaction
is also treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions.
The Series, as writer of an option, has no control over
whether the underlying
securities or currencies may be sold (called) or purchased
(put). As a result,
the Series bears the market risk of an unfavorable change in the price of the
security or currency underlying the written option. The
Series, as purchaser of
an option, bears the risk of the potential inability of the
counterparties to
meet the terms of their contracts.
------------------------------------------------------------
--------------------
                                     -----
                                       8

PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)
FLORIDA SERIES
------------------------------------------------------------
--------------------
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its net income to shareholders.
For this reason no federal income tax provision is required. Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
paid-in capital in excess of par by $72,412, due to the sale of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by these changes.
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. For the six
months ended February 28, 1997, PMF waived 40% of its
management fee. The amount
of fees waived during the six months ended February 28, 1997 amounted to
$123,861 ($.01 per share) for the six months ended February
28, 1997. The Series
is not required to reimburse PMF for such waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the 'Class A, B and C Plans') regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
No distribution or service fees are paid to PSI as
distributor for Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that they have received
approximately $37,300 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
------------------------------------------------------------
--------------------
                                     -----
                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      FLORIDA
SERIES
------------------------------------------------------------
--------------------
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $31,200 and $200 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $17,400 for
the services of
PMFS. As of February 28, 1997, approximately $2,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1997 were $16,793,879 and
$20,646,640, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1997, was $117,357,633 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $4,671,754 (gross unrealized appreciation--$5,430,444; gross unrealized depreciation-- $758,690).
For federal income tax purposes, the Series has a capital loss carryforward as of August 31, 1996 of approximately $1,463,000 which expires 2003. Accordingly, no capital gains distribution is expected to be paid until net gains have been realized in excess of the carryforward.
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares, which prior to August 1,
1994 were known as D shares, are sold with a contingent deferred sales charge of
1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase
Class A shares at net asset value. Effective December 6, 1996 the Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February 28, 1997 and the fiscal year ended
August 31, 1996 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................     293,844    $
3,019,350
Shares issued in reinvestment of
  dividends.........................     112,453
1,155,752
Shares reacquired...................  (1,082,636)
(11,117,817)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (676,339)
(6,942,715)
Shares issued upon conversion from
  Class B...........................      38,663
395,894
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (637,676)   $
(6,546,821)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     512,938    $
5,271,777
Shares issued in reinvestment of
  dividends.........................     251,003
2,571,304
Shares reacquired...................  (2,770,938)
(28,334,987)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (2,006,997)
(20,491,906)
Shares issued upon conversion from
  Class B...........................      66,824
684,012
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (1,940,173)
$(19,807,894)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----
                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     FLORIDA SERIES
------------------------------------------------------------
--------------------

Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................     586,151    $
6,031,059
Shares issued in reinvestment of
  dividends.........................      16,798
172,685
Shares reacquired...................    (179,811)
(1,848,349)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................     423,138
4,355,395
Shares reacquired upon conversion
  into Class A......................     (38,663)
(395,894)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     384,475    $
3,959,501
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     895,444    $
9,260,865
Shares issued in reinvestment of
  dividends.........................      27,459
281,193
Shares reacquired...................    (230,552)
(2,340,629)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................     692,351
7,201,429
Shares reacquired upon conversion
  into Class A......................     (66,824)
(684,012)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     625,527    $
6,517,417
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1997:
Shares sold.........................      55,703    $
574,973
Shares issued in reinvestment of
  dividends.........................      10,419
107,077
Shares reacquired...................    (104,325)
(1,074,239)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................     (38,203)   $
(392,189)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      76,922    $
799,961
Shares issued in reinvestment of
  dividends.........................      22,738
232,909
Shares reacquired...................    (226,860)
(2,346,645)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (127,200)   $
(1,313,775)
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
December 6, 1996 *through
  February 28, 1997:
Shares sold.........................       3,415    $
35,000
Shares issued in reinvestment of
  dividends.........................          21
219
Shares reacquired...................          --
--
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       3,436    $
35,219
                                      ----------    --------
----
                                      ----------    --------
----

------------------
* Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             FLORIDA SERIES
------------------------------------------------------------
--------------------

Class A
                                                        ----
------------------------------------------------------------
                                                         Six
Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1997           1996         1995         1994         1993

------       --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.11       $  10.06     $   9.91     $  10.87     $  10.27

------       --------     --------     --------     --------
Income from investment operations
Net investment income(a)............................
 .27            .57          .59          .59          .57
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .20            .05          .15         (.76)         .73

------       --------     --------     --------     --------
   Total from investment operations.................
 .47            .62          .74         (.17)        1.30

------       --------     --------     --------     --------
Less distributions
Dividends from net investment income................
(.27)          (.57)        (.59)        (.59)        (.57)
Distributions in excess of net investment income....
(.01)            --           --           --           --
Distributions from net realized gains...............
--             --           --         (.20)        (.13)

------       --------     --------     --------     --------
   Total distributions..............................
(.28)          (.57)        (.59)        (.79)        (.70)

------       --------     --------     --------     --------
Net asset value, end of period......................      $
10.30       $  10.11     $  10.06     $   9.91     $  10.87

------       --------     --------     --------     --------

------       --------     --------     --------     --------
TOTAL RETURN(b):....................................
4.74%          6.20%        7.85%       (1.69)%      13.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$97,359       $101,999     $120,963     $134,849
$148,900
Average net assets (000)............................
$100,479       $112,266     $124,259     $146,489
$123,820
Ratios to average net assets(a):
   Expenses, including distribution fees............
 .57%(c)        .37%         .24%         .20%         .20%
   Expenses, excluding distribution fees............
 .47%(c)        .27%         .17%         .20%         .20%
   Net investment income............................
5.40%(c)       5.56%        6.04%        5.67%        5.94%
For Class A, B and C shares:
   Portfolio turnover rate..........................
14%            68%          65%          75%          68%


                                                        1992
                                                      ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $
9.76
                                                      ------
--
Income from investment operations
Net investment income(a)............................
 .65
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .51
                                                      ------
--
   Total from investment operations.................
1.16
                                                      ------
--
Less distributions
Dividends from net investment income................
(.65)
Distributions in excess of net investment income....
--
Distributions from net realized gains...............
--
                                                      ------
--
   Total distributions..............................
(.65)
                                                      ------
--
Net asset value, end of period......................  $
10.27
                                                      ------
--
                                                      ------
--
TOTAL RETURN(b):....................................
12.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$104,335
Average net assets (000)............................  $
82,893
Ratios to average net assets(a):
   Expenses, including distribution fees............
 .09%
   Expenses, excluding distribution fees............
 .09%
   Net investment income............................
6.41%
For Class A, B and C shares:
   Portfolio turnover rate..........................
56%

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     12

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            FLORIDA SERIES
------------------------------------------------------------
--------------------

Class B
                                                        ----
----------------------------------------------

August 1,
                                                         Six
Months      Year Ended August       1994(c)

Ended                31,              through

February 28,     ------------------     August 31,

1997          1996        1995         1994
                                                        ----
--------     -------     ------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.11       $ 10.06     $ 9.91       $ 9.95

------       -------     ------        -----
Income from investment operations
Net investment income(a)............................
 .25           .53        .55          .04
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .21           .05        .15         (.04)

------       -------     ------        -----
   Total from investment operations.................
 .46           .58        .70           --

------       -------     ------        -----
Less distributions
Dividends from net investment income................
(.25)         (.53)      (.55)        (.04)
Distributions in excess of net investment income....
(.01)           --         --           --

------       -------     ------        -----
   Total distributions..............................
(.26)         (.53)      (.55)        (.04)

------       -------     ------        -----
Net asset value, end of period......................      $
10.31       $ 10.11     $10.06       $ 9.91

------       -------     ------        -----

------       -------     ------        -----
TOTAL RETURN(b):....................................
4.63%         5.79%      7.39%       (0.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$18,939       $14,699     $8,326         $582
Average net assets (000)............................
$16,633       $12,570     $4,699         $118
Ratios to average net assets(a):
   Expenses, including distribution fees............
 .97%(d)       .77%       .67%         .70%(d)
   Expenses, excluding distribution fees............
 .47%(d)       .27%       .17%         .20%(d)
   Net investment income............................
5.01%(d)      5.16%      5.56%        6.21%(d)

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Commencement of offering of Class B shares.
(d) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Financial Highlights (Unaudited)        FLORIDA SERIES
------------------------------------------------------------
--------------------

Class C
                                                        ----
----------------------------------------------------------

July 26,
                                                         Six
Months                                          1993(d)

Ended             Year Ended August 31,           through

February 28,     ------------------------------     August
31,

1997          1996       1995        1994          1993
                                                        ----
--------     ------     -------     -------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
10.11       $10.06     $  9.91     $ 10.87      $  10.58

------       ------     -------     -------     ----------
Income from investment operations
Net investment income(a)............................
 .24          .50         .53         .48           .03
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .21          .05         .15        (.76)          .29

------       ------     -------     -------     ----------
   Total from investment operations.................
 .45          .55         .68        (.28)          .32

------       ------     -------     -------     ----------
Less distributions
Dividends from net investment income................
(.24)        (.50)       (.53)       (.48)         (.03)
Distributions from net realized gains...............
--           --          --        (.20)           --
Distributions in excess of net investment income....
(.01)          --          --          --            --

------       ------     -------     -------     ----------
   Total distributions..............................
(.25)        (.50)       (.53)       (.68)         (.03)

------       ------     -------     -------     ----------
Net asset value, end of period......................      $
10.31       $10.11     $ 10.06     $  9.91      $  10.87

------       ------     -------     -------     ----------

------       ------     -------     -------     ----------
TOTAL RETURN(b):....................................
4.50%        5.52%       7.12%      (2.40)%        3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$7,545       $7,792      $9,028     $11,185        $3,132
Average net assets (000)............................
$7,766       $8,293     $10,265     $ 9,280        $1,038
Ratios to average net assets(a):
   Expenses, including distribution fees............
1.22%(c)     1.02%        .92%        .95%          .95%(c)
   Expenses, excluding distribution fees............
 .47%(c)      .27%        .17%        .20%          .20%(c)
   Net investment income............................
4.75%(c)     4.91%       5.35%       4.99%         5.19%(c)

Class Z
                                                      ------
------

December 6,

1996(e)

through

February 28,

1997
                                                      ------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................    $
10.36
                                                          --
----
Income from investment operations
Net investment income(a)............................
 .14
Net realized and unrealized gain (loss) on
   investment transactions..........................
(.05)
                                                          --
----
   Total from investment operations.................
 .09
                                                          --
----
Less distributions
Dividends from net investment income................
(.14)
Distributions from net realized gains...............
--
Distributions in excess of net investment income....
(.01)
                                                          --
----
   Total distributions..............................
(.15)
                                                          --
----
Net asset value, end of period......................    $
10.30
                                                          --
----
                                                          --
----
TOTAL RETURN(b):....................................
3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$35
Average net assets (000)............................
$17
Ratios to average net assets(a):
   Expenses, including distribution fees............
 .47%(c)
   Expenses, excluding distribution fees............
 .47%(c)
   Net investment income............................
5.91%(c)

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares. Prior to
August 1, 1994, Class C
shares were called Class D shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               FLORIDA SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                                 BULK RATE
                                                U.S. POSTAGE
                                                    PAID
                                                 Permit 6807
                                                 New York,
NY

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M507
74435M606     MF148E2
74435M614     Cat#4443533
74435M424

(ICON)

Prudential
Municipal
Series Fund
-------------
Ohio Series
SEMI
ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
Ohio Series

Performance At A Glance.

The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the
Prudential Municipal Series Fund -- Ohio Series provided attractive tax-free yields. Our total returns were also competitive with the average Ohio tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1
As of 2/28/97
                        Six         One           Five
Ten              Since
                       Months       Year          Years
Years           Inception2
     Class A          4.7% (4.6)4    3.9% (3.8)4   39.2%
(38.0)4   N/A              66.4% (65.2)4
     Class B          4.5  (4.4)4    3.5  (3.4)4   36.6
(35.3)4   78.1% (76.6)4   159.3  (157.2)4
     Class C          4.3            3.3  (3.2)4   N/A
N/A              15.5  (14.2)4
Lipper OH Muni Avg.3  4.6            4.7           40.0
91.6             ***


Average Annual Total Returns1
As of 3/31/97
                         One               Five
Ten                Since
                         Year              Years
Years             Inception2
     Class A               1.6% (1.5)4       5.9%
N/A              6.7%
     Class B              -0.6  (-0.7)4      6.0
5.9%             7.8
     Class C               3.2  (3.1)4       N/A
N/A              5.0

 Dividends &
   Yields
As of 2/28/97

Taxable Equivalent Yield5
                     Total Dividends       30-Day
At Tax Rates Of
                    Paid for Six Mos.    SEC Yield
36%            39.6%
    Class A         $0.34               4.33%
7.28%            7.72%
    Class B         $0.31               4.06
6.82             7.23
    Class C         $0.30               3.81
6.40             6.78

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical Services. The
cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charge
(CDSC). The Fund
charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 9/20/84 Class B; 8/1/94
Class C.

3The Lipper Ohio Municipal Bond fund average includes 63 funds for six months,
63 funds for one year, 24 funds for five years, and 7 funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 67.2%, which includes 14 funds; for Class B is 156.1% for two funds; and for Class C is 17.8% for 43 funds.

       How Investments Compared.
          (As of 2/28/97)
              (CHART)
 U.S.       General     General         Taxable
Growth       Bond      Muni Debt         Money
Funds       Funds        Funds          Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager

Portfolio
Manager's Report
(PHOTO)

The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from Ohio state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance that the Series will achieve its objective.

High Yield Bonds.
The Trustees adopted a new policy which permits your Series to invest up to 30% of total investments in bonds rated below investment grade by Moody's and S&P.
High yield bonds, also known as "junk bonds," are subject to greater market and credit risks than investment grade bonds. Prudential maintains a large and experienced credit group which evaluates new purchases and existing holdings.
By purchasing these securities, we seek to broaden our investment pool and enhance the Series' returns for you.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average Ohio tax-free municipal bond fund. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates.

      Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
       (PIE CHART)

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve
Chairman Alan Greenspan
had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

And Not So Well.

Market Concerns.
While there were more new bonds issued over the past six months ending in
February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities have more revenue coming in -- thanks to stronger local economies -- and thus have less need to market new bonds.
Unfortunately, that
also meansless investment opportunity for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds are available. In past years, uninsured bonds offered us the opportunity to buy good quality credits
(usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Series to purchase bonds that could further enhance yield.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Ohio tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

Five Largest Issuers.

5.2%      Puerto Rico Highway &
          Transportation Authority
4.2%      Ohio St. Air Quality
          Development Authority
          Edison Project
4.1%      Akron, Bath &
          Copley Townships
          Health Systems Project
3.8%      Cleveland Public
          Power System
3.4%      Summit County
          Industrial Development

Expressed as a percentage of total net assets as of 2/28/97.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
          (PIE CHART)
------------------------------------------------------------
-------------------
                                     1

President's Letter

April 10, 1997
                             We're On Your Side.
Dear Shareholder:

The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuitiesx
------------------------------------------------------------
-------------------
                                     2

Portfolio of Investments as
of February 28, 1997                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.7%
------------------------------------------------------------
------------------------------------------------------------
------
Akron, Bath & Copley Twnshps., Hosp. Dist. Rev., Summa
Health,
   Systems Proj., Ser. A
A2            5.75%      11/15/08   $  4,015     $ 4,033,710
Akron, Gen. Oblig.
A            10.50       12/01/04        200         273,326
Akron, Gen. Oblig., F.S.A.
Aaa           4.50       12/01/12        645         576,295
Allen Cnty. Wtr. & Swr. Dist., A.M.B.A.C.
Aaa           7.80       12/01/08      1,000 (d)   1,085,760
Brecksville Broadview Heights City Sch. Dist., F.G.I.C.
Aaa           6.50       12/01/16      1,000       1,112,160
Canton Water Works Sys., Gen. Oblig., A.M.B.A.C.
Aaa           5.85       12/01/15        700         721,805
Carroll Cnty. Econ. Dev. Rev., Great Trail Lake Ctr., F.H.A.
NR           11.75        8/01/14        650         722,495
Cleveland Pub. Pwr. Sys. Rev., Ref., 1st Mtge., Ser. 96-1,
   M.B.I.A.
Aaa           5.00       11/15/20      4,000       3,691,680
Cleveland City Sch. Dist., Gen. Oblig.,
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa          Zero         6/01/05        490         331,725
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa          Zero         6/01/06        400         255,976
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa         Zero          6/01/07        315         190,178
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa         Zero         12/01/08        550         304,920
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A.
AA(c)         7.625       1/01/22      1,885 (d)   2,274,234
Columbus, Gen. Oblig., Mun. Arpt. No. 32
Aaa           7.15        7/15/06        435         472,153
Cuyahoga Cnty. Hosp. Rev., Meridia Health Sys.
A1            6.25        8/15/24      1,500       1,527,615
Dayton, Gen. Oblig., M.B.I.A.
Aaa           7.00       12/01/07        480         563,899
Dover Mun. Elec. Sys. Rev., F.G.I.C.
Aaa           5.95       12/01/14      1,000       1,042,430
Dublin City Sch. Dist., Franklin, Delaware & Union Co.,
   A.M.B.A.C
Aaa         Zero         12/01/05      1,000         661,180
Franklin Cnty. Hosp. Rev., Holy Cross Hlth. Sys., Ser. B,
   A.M.B.A.C.
Aaa           7.65        6/01/10      2,500 (d)   2,797,825
Franklin Cnty. Pub. Impvt., Ser. 93
Aaa           5.375      12/01/20      1,690       1,648,899
Gahanna Jefferson City Sch. Dist., Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09        445         231,738
Greene Cnty. Swr. Sys. Rev.,
   A.M.B.A.C.
Aaa         Zero         12/01/08        450         249,480
   Wtr. Sys. Rev., Ser. A, F.G.I.C.
Aaa           6.125      12/01/21      1,000       1,053,840
Guam Pwr. Auth. Rev., Ser. A
BBB(c)        6.75       10/01/24      3,110       3,264,132
Hamilton Cnty. Gas Sys. Rev., Ser. A, M.B.I.A.
Aaa           4.75       10/15/23      3,250       2,789,767
Hilliard City Sch. Dist., Cap. Apprec. Impvt.,
   Ser. A, F.G.I.C.
Aaa         Zero         12/01/09      2,855       1,486,770
   Ser. A, F.G.I.C.
Aaa         Zero         12/01/10      2,855       1,393,839
Logan Hocking Local Sch. Dist., Hocking, Perry & Vinton Co.,
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09        650         338,494
Lorain Cnty. Hosp. Rev., Ref. Mtge., Elyria United Methodist
   Village
NR            6.875       6/01/22      2,000       2,026,600
Lucas Cnty. Hlth. Fac. Rev., Ref., Ohio Presbyterian
Retirement
   Svcs.
NR            6.625       7/01/14      1,750       1,760,343
Lucas Cnty. Hosp. Rev., Promedica Healthcare Oblig., Ser.
96,
   M.B.I.A.
Aaa           5.75       11/15/09      3,000       3,135,090
Marion Cnty. Hosp. Impvt. Rev., Ref., Comn. Hosp., Ser. 96
BBB+(c)       6.375       5/15/11      2,000       2,030,980

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1997                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Marysville Village Sch. Dist., Gen. Oblig., Sch. Impvt.,
   M.B.I.A.
Aaa          Zero        12/01/15    $   865     $   313,753
Miami Cnty. Hosp. Fac. Rev., Ref. & Impvt., Upper Valley
Med.
   Ctr.
Baa          6.375%       5/15/26      1,000       1,013,470
Montgomery Cnty. Swr. Sys. Rev.,
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa          Zero         9/01/05      1,000         669,040
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa          Zero         9/01/07        500         298,180
Mount Vernon City Sch. Dist., Gen. Oblig., F.G.I.C.
Aaa           7.50       12/01/14        500         580,470
Newark, Ltd. Tax Gen. Oblig., Wtr. Impvt., A.M.B.A.C.
Aaa         Zero         12/01/06        805         502,884
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctrl.,
   Cleveland Elec. Co. Proj., F.G.I.C.
Aaa           8.00       12/01/13      2,500       2,915,850
   Edison Proj., Ser. A, F.G.I.C
Aaa           7.45        3/01/16      3,750       4,116,937
Ohio St. Bldg. Auth.,
   Columbus St. Bldg. Proj., Ser. A
A             7.75       10/01/07        750 (d)     809,670
   Das Data Ctr. Proj.
A1            6.00       10/01/08        615         668,013
   St. Correctional Facs., Ser. A
Aaa           8.00        8/01/06        600 (d)     635,310
   St. Correctional Facs., Ser. A
Aaa           8.00        8/01/08        500 (d)     529,425
   Workers Comp. - W. Green Bldg. A
A2            4.75        4/01/14      2,740       2,497,044
Ohio St. Higher Edl. Fac. Comn. Rev.,
   Case Western Resv. Univ., Ser. A
Aa            7.70       10/01/18        965       1,004,526
   Case Western Resv. Univ., Ser. B
Aa            7.70       10/01/18         35          36,320
   Case Western Resv. Univ., Ser. B
Aa3           6.50       10/01/20        750         845,183
   Oberlin Coll.
NR            7.375      10/01/14      1,000 (d)   1,096,920
Ohio St. Mtge. Rev., Ser. A, F.H.A.
AAA(c)        8.15        8/01/17      3,500 (d)   3,670,625
Ohio St. Wtr. Dev. Auth. Rev., Ser. I
Aaa           7.50       12/01/08      1,200 (d)   1,278,168
Ottawa Cnty. San. Sew. Sys. Rev., Danbury Proj., A.M.B.A.C.
Aaa           7.375      10/01/14      1,000 (d)   1,099,260
Pickerington Local Sch. Dist.,
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/08        890         493,416
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09        935         486,910
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/13        525         215,665
Puerto Rico Aqueduct & Swr. Auth. Rev., Ser. A
Baa           7.875       7/01/17      1,000 (d)   1,074,430
Puerto Rico Elec. Pwr. Auth. Rev., Ser. O
Baa1          5.00        7/01/12      1,720       1,594,509
Puerto Rico Hwy. & Trans. Auth. Rev., M.B.I.A.
Aaa           5.50        7/01/15      5,000       5,074,850
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Pub. Ed. & Hlth.
   Facs.,
   Ser. J
Baa1        Zero          7/01/06      3,000       1,896,480
Richland Cnty., Madison Swr. Impvt., A.M.B.A.C.
Aaa           6.95       12/01/11        500         569,160
Rural Lorain Cnty. Wtr. Auth. Res. Rev., A.M.B.A.C.
Aaa           7.70       10/01/08      2,000 (d)   2,156,280
Scioto Cnty. Hosp. Fac. Rev., Portsmouth Proj., Ser. B,
   M.B.I.A.
Aaa           7.625       5/15/08      2,290 (d)   2,439,216
Sugarcreek Local Sch. Dist., Cap. Apprec., F.G.I.C.
Aaa         Zero         12/01/08        500         277,200
Summit Cnty. Ind. Dev. Rev., Century Products, Gerber Foods
Aa1           7.75       11/01/05      3,250       3,359,265
Trumbull Cnty., Correctional Facs.,
   Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/08      1,250         693,000
   Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/09      1,250         650,950

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1997                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Univ. of Puerto Rico Revs., Cap. Apprec. Ref., Ser. N,
M.B.I.A.      Aaa          Zero         6/01/13    $ 4,245
$ 1,804,932
Univ. of Toledo, Gen. Receipts, M.B.I.A.
Aaa           7.70%       6/01/18      1,000 (d)   1,067,570
Virgin Islands Pub. Fin. Auth. Rev., Ref., Matching Loan
Notes,
   Ser. A
NR            7.25       10/01/18      1,000       1,081,860
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR            7.75       10/01/06        390         423,938
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev., Ser. A
NR            7.40        7/01/11      1,000       1,064,220
Woodmore Indpt. Sch. Dist., Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/06        480         299,856

-----------
Total long-term investments (cost $88,765,879)
95,354,093

-----------
SHORT-TERM INVESTMENTS--0.6%
East Cleveland Rev., Local Gov't. Fund Notes
NR            7.90       12/01/97        310         318,041
Ohio St. Air Quality Dev. Auth. Rev., Ref., Cin. Gas &
Elec.,
   Ser. B, F.R.D.D.
VMIG1         3.15        3/03/97        300         300,000

-----------
Total short-term investments (cost $610,000)
618,041

-----------
Total Investments--98.3%
(cost $89,375,879; Note 4)
95,972,134
Other assets in excess of liabilities--1.7%
1,595,487

-----------
Net Assets--100%
$97,567,621

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Statement of Assets and Liabilities        PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                OHIO SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$89,375,879)................................................
 ..................      $   95,972,134
Cash........................................................
 ..............................................
306,809
Interest
receivable..................................................
 .....................................           1,463,339
Receivable for Series shares
sold........................................................
 .................              34,408
Other
assets......................................................
 ........................................               2,283

---------------
   Total
assets......................................................
 .....................................          97,778,973

---------------
Liabilities
Accrued expenses and other
liabilities.................................................
 ...................              84,416
Dividends
payable.....................................................
 ....................................              44,755
Management fee
payable.....................................................
 ...............................              33,877
Payable for Series shares
reacquired..................................................
 ....................              23,668
Distribution fee
payable.....................................................
 .............................              21,677
Deferred trustees'
fees........................................................
 ...........................               2,959

---------------
   Total
liabilities.................................................
 .....................................             211,352

---------------
Net
Assets......................................................
 ..........................................      $
97,567,621

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $       81,936
   Paid-in capital in excess of
par.........................................................
 ..............          90,857,352

---------------

90,939,288
   Accumulated net realized gain on
investments.................................................
 ..........              32,078
   Net unrealized appreciation on
investments.................................................
 ............           6,596,255

---------------
Net assets, February 28,
1997........................................................
 .....................      $   97,567,621

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($51,655,787 / 4,339,424 shares of beneficial interest
issued and outstanding)......................
$11.90
   Maximum sales charge (3% of offering
price)......................................................
 ......                 .37

---------------
   Maximum offering price to
public......................................................
 .................              $12.27

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($45,855,599 / 3,849,467 shares of beneficial interest
issued and outstanding)......................
$11.91

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($56,235 / 4,721 shares of beneficial interest issued
and outstanding)..............................
$11.91

---------------

---------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 3,069,558
                                              --------------
---
Expenses
   Management fee..........................          247,523
   Distribution fee--Class A...............           25,730
   Distribution fee--Class B...............          118,724
   Distribution fee--Class C...............              221
   Custodian's fees and expenses...........           42,000
   Transfer agent's fees and expenses......           36,000
   Reports to shareholders.................           22,000
   Registration fees.......................           20,000
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees..........................            1,800
   Miscellaneous...........................            1,670
                                              --------------
---
      Total expenses.......................          526,168
   Less: Management fee waiver.............
(24,752)
      Custodian fee credit.................
(3,485)
                                              --------------
---
      Net expenses.........................          497,931
                                              --------------
---
Net investment income......................        2,571,627
                                              --------------
---
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain on:
   Investment transactions.................          249,021
   Financial futures transactions..........           83,793
                                              --------------
---
                                                     332,814
Net change in unrealized appreciation on:
   Investments.............................        1,572,315
                                              --------------
---
Net gain on investments....................        1,905,129
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 4,476,756
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Changes in Net Assets (Unaudited)
                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   2,571,627       $
5,518,931
   Net realized gain on
      investment
      transactions..............          332,814
174,866
   Net change in unrealized
      appreciation of
      investments...............        1,572,315
(1,555,506)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        4,476,756
4,138,291
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................       (1,386,862)
(2,697,227)
      Class B...................       (1,183,367)
(2,817,228)
      Class C...................           (1,398)
(4,476)
                                  -----------------    -----
----------
                                       (2,571,627)
(5,518,931)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................           (8,880)
--
      Class B...................           (7,822)
--
      Class C...................              (16)
--
                                  -----------------    -----
----------
                                          (16,718)
--
                                  -----------------    -----
----------
   Distributions from net
      realized gains
      Class A...................          (75,480)
(301,130)
      Class B...................          (66,492)
(344,409)
      Class C...................             (133)
(787)
                                  -----------------    -----
----------
                                         (142,105)
(646,326)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................        2,358,652
4,188,171
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        1,642,325
3,659,786
   Cost of shares reacquired....       (9,072,734)
(18,991,116)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............       (5,071,757)
(11,143,159)
                                  -----------------    -----
----------
Total decrease..................       (3,325,451)
(13,170,125)
Net Assets
Beginning of period.............      100,893,072
114,063,197
                                  -----------------    -----
----------
End of period...................    $  97,567,621       $
100,893,072
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

Notes to Financial Statements             PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                               OHIO SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Ohio Series (the 'Series') commenced investment
operations in September, 1984. The Series is diversified and seeks to achieve
its investment objectives of obtaining the maximum amount of income exempt from
federal and applicable state and city income taxes with the
minimum of risk by
investing primarily in 'investment grade' tax-exempt
securities whose ratings
are within the four highest ratings categories by a
nationally recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic developments in a
specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing services, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
There were no futures contracts outstanding at February 28,
1997.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
Series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends are made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                     -----

Notes to Financial Statements                 PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                   OHIO SERIES
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gain by $16,718, due to the sale of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers and employees of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $24,752 ($.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class
B and Class C shares
of the Fund. The Fund compensates PSI for distributing and
servicing the Fund's
Class A, Class B and Class C shares, pursuant to plans of
distribution, (the
'Class A, B and C Plans'), regardless of expenses actually
incurred by PSI. The
distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B,
and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $2,700 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to sales-persons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $79,000 in contingent deferred sales
charges imposed upon
certain redemptions by Class B shareholders.
PSI, PMF, and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $24,000 for
the services of
PMFS. As of February 28, 1997, approximately $3,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$10,525,593 and
$16,542,097, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997, was substantially the same as for financial reporting
purposes
------------------------------------------------------------
--------------------
                                     -----

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  OHIO SERIES
------------------------------------------------------------
--------------------
and accordingly, net unrealized appreciation of investments
for federal income
tax purposes was $6,596,255 (gross unrealized appreciation--
$6,721,637; gross
unrealized depreciation--$125,382).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and the fiscal year ended August 31, 1996 were as follows:

Class A                                  Shares
Amount
--------------------------------------  --------    --------
----
Six months ended February 28, 1997:
Shares sold...........................    33,490    $
395,611
Shares issued in reinvestment of
  dividends
  and distributions...................    75,846
900,067
Shares reacquired.....................  (367,978)
(4,367,089)
                                        --------    --------
----
Net decrease in shares outstanding
  before conversion...................  (258,642)
(3,071,411)
Shares issued upon conversion from
  Class B.............................   336,351
3,983,388
                                        --------    --------
----
Net increase in shares outstanding....    77,709    $
911,977
                                        --------    --------
----
                                        --------    --------
----
Year ended August 31, 1996:
Shares sold...........................    43,750    $
514,430
Shares issued in reinvestment of
  dividends
  and distributions...................   146,362
1,749,925
Shares reacquired.....................  (808,263)
(9,588,893)
                                        --------    --------
----
Net decrease in shares outstanding
  before conversion...................  (618,151)
(7,324,538)
Shares issued upon conversion from
  Class B.............................   590,855
7,039,782
                                        --------    --------
----
Net decrease in shares outstanding....   (27,296)   $
(284,756)
                                        --------    --------
----
                                        --------    --------
----
Class B                                  Shares
Amount
--------------------------------------  --------    --------
----
Six months ended February 28, 1997:
Shares sold...........................   163,862    $
1,951,863
Shares issued in reinvestment of
  dividends
  and distributions...................    62,402
740,911
Shares reacquired.....................  (396,701)
(4,705,590)
                                        --------    --------
----
Net decrease in shares outstanding
  before conversion...................  (170,437)
(2,012,816)
Shares reacquired upon conversion into
  Class A.............................  (336,636)
(3,983,388)
                                        --------    --------
----
Net decrease in shares outstanding....  (507,073)   $
(5,996,204)
                                        --------    --------
----
                                        --------    --------
----
Year ended August 31, 1996:
Shares sold...........................   304,364    $
3,636,646
Shares issued in reinvestment of
  dividends
  and distributions...................   159,308
1,908,271
Shares reacquired.....................  (780,551)
(9,284,600)
                                        --------    --------
----
Net decrease in shares outstanding
  before conversion...................  (316,879)
(3,739,683)
Shares reacquired upon conversion into
  Class A.............................  (591,352)
(7,039,782)
                                        --------    --------
----
Net decrease in shares outstanding....  (908,231)
$(10,779,465)
                                        --------    --------
----
                                        --------    --------
----
Class C
--------------------------------------
Six months ended February 28, 1997:
Shares sold...........................       872    $
11,178
Shares issued in reinvestment of
  dividends
  and distributions...................       113
1,347
Shares reacquired.....................        (5)
(55)
                                        --------    --------
----
Net increase in shares outstanding....       980    $
12,470
                                        --------    --------
----
                                        --------    --------
----
Year ended August 31, 1996:
Shares sold...........................     3,157    $
37,095
Shares issued in reinvestment of
  dividends
  and distributions...................       133
1,590
Shares reacquired.....................   (10,129)
(117,623)
                                        --------    --------
----
Net decrease in shares outstanding....    (6,839)   $
(78,938)
                                        --------    --------
----
                                        --------    --------
----

------------------------------------------------------------
--------------------
                                     -----

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              OHIO SERIES
------------------------------------------------------------
--------------------

Class A
                                                   ---------
------------------------------------------------------------
                                                    Six
Months
                                                      Ended
Year Ended August 31,
                                                   February
28,     ----------------------------------------------------
                                                       1997
1996        1995        1994       1993       1992
                                                   ---------
---     -------     -------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $
11.70       $ 11.92     $ 11.72     $12.38     $11.69
$11.17
                                                       -----
-       -------     -------     ------     ------     ------
Income from investment operations
Net investment income............................
 .32(a)        .63(a)      .65(a)     .66        .69
 .70
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .22          (.15)        .20       (.66)       .69
 .52
                                                       -----
-       -------     -------     ------     ------     ------
   Total from investment operations..............
 .54           .48         .85         --       1.38
1.22
                                                       -----
-       -------     -------     ------     ------     ------
Less distributions
Dividends from net investment income.............
(.32)         (.63)       (.65)      (.66)      (.69)
(.70)
Distributions from net realized gains............
(.02)         (.07)         --         --         --
--
                                                       -----
-       -------     -------     ------     ------     ------
   Total distributions...........................
(.34)         (.70)       (.65)      (.66)      (.69)
(.70)
                                                       -----
-       -------     -------     ------     ------     ------
Net asset value, end of period...................    $
11.90       $ 11.70     $ 11.92     $11.72     $12.38
$11.69
                                                       -----
-       -------     -------     ------     ------     ------
                                                       -----
-       -------     -------     ------     ------     ------
TOTAL RETURN(b):.................................
4.66%         4.02%       7.59%     (0.01)%    12.12%
12.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $
51,656       $49,851     $51,132     $4,749     $4,647
$2,095
Average net assets (000).........................    $
51,887       $51,205     $29,904     $4,733     $2,904
$1,289
Ratios to average net assets:
   Expenses, including distribution fees.........
 .82%(a)/(c)     .80%(a)     .83%(a)    .84%     .84%
 .81%
   Expenses, excluding distribution fees.........
 .72%(a)/(c)     .70%(a)     .73%(a)    .74%     .74%
 .71%
   Net investment income.........................
5.38%(a)/(c)    5.27%(a)    5.50%(a)   5.45%    5.73%
6.34%
For Class A, B and C shares:
   Portfolio turnover rate.......................
11%           35%         38%        20%        28%
37%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     11

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)                OHIO SERIES
------------------------------------------------------------
--------------------

Class B
                                                     -------
------------------------------------------------------------
--------
                                                      Six
Months

Ended                           Year Ended August 31,

February 28,     -------------------------------------------
---------------

1997          1996        1995         1994         1993
1992
                                                     -------
-----     -------     -------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............      $
11.71       $ 11.93     $ 11.73     $  12.38     $  11.70
$  11.18
                                                         ---
---       -------     -------     --------     --------
--------
Income from investment operations
Net investment income............................
 .29(a)        .58(a)      .60(a)       .61          .65
 .65
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .22          (.15)        .20         (.65)         .68
 .52
                                                         ---
---       -------     -------     --------     --------
--------
   Total from investment operations..............
 .51           .43         .80         (.04)        1.33
1.17
                                                         ---
---       -------     -------     --------     --------
--------
Less distributions
Dividends from net investment income.............
(.29)         (.58)       (.60)        (.61)        (.65)
(.65)
Distributions from net realized gains............
(.02)         (.07)         --           --           --
--
                                                         ---
---       -------     -------     --------     --------
--------
   Total distributions...........................
(.31)         (.65)       (.60)        (.61)        (.65)
(.65)
                                                         ---
---       -------     -------     --------     --------
--------
Net asset value, end of period...................      $
11.91       $ 11.71     $ 11.93     $  11.73     $  12.38
$  11.70
                                                         ---
---       -------     -------     --------     --------
--------
                                                         ---
---       -------     -------     --------     --------
--------
TOTAL RETURN(b):.................................
4.45%         3.61%       7.16%       (0.33)%      11.58%
10.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................      $
45,856       $50,998     $62,805     $118,270     $121,937
$102,199
Average net assets (000).........................      $
47,883       $57,909     $85,410     $121,365     $110,053
$ 96,178
Ratios to average net assets:
   Expenses, including distribution fees.........
1.22%(a)/(c)    1.20%(a)    1.22%(a)     1.24%      1.24%
1.21%
   Expenses, excluding distribution fees.........
 .72%(a)/(c)     .70%(a)     .72%(a)      .74%       .74%
 .71%
   Net investment income.........................
4.98%(a)/(c)    4.87%(a)    5.27%(a)     5.05%      5.33%
5.73%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     12

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)               OHIO SERIES
------------------------------------------------------------
--------------------

Class C
                                                     -------
----------------------------------------------------

August 1,
                                                      Six
Months                                       1994(d)

Ended            Year Ended August 31,         Through

February 28,     ---------------------------     August 31,

1997             1996            1995           1994
                                                     -------
-----     ------------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$11.71           $11.93          $11.73         $11.75
                                                         ---
--            -----           -----          -----
Income from investment operations
Net investment income............................
 .28(a)           .55(a)          .57(a)         .05
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .22             (.15)            .20           (.02)
                                                         ---
--            -----           -----          -----
   Total from investment operations..............
 .50              .40             .77            .03
                                                         ---
--            -----           -----          -----
Less distributions
Dividends from net investment income.............
(.28)            (.55)           (.57)          (.05)
Distributions from net realized gains............
(.02)            (.07)             --             --
                                                         ---
--            -----           -----          -----
   Total distributions...........................
(.30)            (.62)           (.57)          (.05)
                                                         ---
--            -----           -----          -----
Net asset value, end of period...................
$11.91           $11.71          $11.93         $11.73
                                                         ---
--            -----           -----          -----
                                                         ---
--            -----           -----          -----
TOTAL RETURN(b):.................................
4.32%            3.36%           6.89%          0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................       $
56              $44            $126             $5
Average net assets (000).........................       $
60              $97            $ 61             $2
Ratios to average net assets:
   Expenses, including distribution fees.........
1.47%(a)/(c)      1.45%(a)       1.49%(a)       2.28%(c)
   Expenses, excluding distribution fees.........
 .72%(a)/(c)       .70%(a)        .74%(a)       1.53%(c)
   Net investment income.........................
4.73%(a)/(c)      4.62%(a)       4.76%(a)       4.73%(c)

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information                  OHIO SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter                      Votes for      Votes
against     Abstentions
                                   -----------     ---------
----     -----------
[S]  [C]                           [C]             [C]
[C]
(1)  Edward D. Beach               370,817,756
0      16,169,234
     Eugene C. Dorsey              371,804,474
0      15,182,516
     Delayne Dedrick Gold          371,782,816
0      15,204,174
     Robert F. Gunia               371,639,995
0      15,346,995
     Harry A. Jacobs, Jr.          371,395,066
0      15,591,924
     Donald D. Lennox              371,150,974
0      15,836,016
     Mendel A. Melzer              371,811,918
0      15,175,072
     Thomas T. Mooney              371,607,874
0      15,379,116
     Thomas H. O'Brien             371,328,875
0      15,658,115
     Richard A. Redeker            371,876,756
0      15,110,234
     Nancy H. Teeters              371,775,376
0      15,211,614
     Louis A. Weil, III            371,777,517
0      15,209,473
(2)  Amendment relating to
       borrowing capabilities      259,440,223
31,557,793      17,488,974
------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com
(LOGO)

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

BULK RATE
U.S. POSTAGE
  PAID
Permit 6807
New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M838
74435M846            MF123E2
74435M499      Cat# 6425315

(ICON)
Prudential
Municipal
Series Fund
---------------------
Connecticut
Money Market Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
Connecticut Money Market Series

Performance At A Glance.
Over the past six months, the Prudential Municipal Series
Fund -- Connecticut
Money Market Series produced tax-free yields that were consistently superior to the average Connecticut tax-free money market fund. The Series' 7-day current yield on February 28, 1997 was 3.01%, which was higher than the 2.71% reported by the average tax-free Connecticut municipal bond money market fund tracked by IBC Financial Data. It was equivalent to a taxable yield of 5.22% for individuals in the highest federal and Connecticut state income tax brackets.

Fund Facts
As of 2/28/97
                 7-Day        Net Asset    Taxable
Equivalent Yield1      Weighted Avg.       Total Net
               Current Yld.     Value        @31%    @36%
@39.6%           Maturity     Assets (mil.)
CT Money          3.01%        $1.00       4.57%      4.93%
5.22%       49 Days         $79.8
Market Fund      (2.64)3                  (4.00)3    (4.31)3
(4.57)3

IBC Financial Data
CT Tax-Exempt
Fund Avg.2        2.71          1.00       3.92       4.23
4.48        47 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2This is the average 7-day current yield, NAV and WAM of 10 funds in the
International Business Communications Financial Data
Connecticut tax-exempt
money market fund category as of February 28, 1997.

3Without waiver of management fees and/or expense subsidy, the Series' yields would have been lower as indicated in parentheses ( ).

Yields Were Higher Than The Average Fund.

Prudential Connecticut Money Market Series
IBC Financial Data Connecticut Tax-Free Money Fund Avg.

             (GRAPH)
Weekly 7-day current yields. Past performance is not indicative of future results.

  How Investments Compared.
      (As of 2/28/97)
          (GRAPH)

  U.S.     General    General    Taxable
Growth      Bond     Muni Debt    Money
Funds      Funds       Funds     Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Richard S. Lynes, Fund Manager

Portfolio
Manager's Report
(PHOTO)

The Prudential Municipal Series Fund -- Connecticut Money
Market Series seeks
current income that is exempt from federal and Connecticut income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of Connecticut, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the U.S.
Virgin Islands).
There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.
Your Series will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1, A-1+ or A-2 by
Standard & Poor's or, if not rated, deemed to be of comparable quality by the
Series' investment adviser. Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.

Waiting Out The Fed.
Short-term municipal markets were fairly quiet over the past six months that ended in February. Interest rates fluctuated far less than they did earlier in the spring and summer of 1996, as investors came to realize that the Federal
Reserve would leave interest rates unchanged for the remainder of the year. As you may recall, the Federal Reserve seeks moderate, non-inflationary growth by raising or lowering the federal funds rate (what banks charge each other for overnight loans). Correctly anticipating these moves is one way your Series seeks to enhance tax-free return.

The federal funds rate remained unchanged at 5.25% throughout the reporting period. On March 25, 1997, however, the Federal Reserve raised the rate 25 basis points (a basis point is 1/100th of a percentage point) to 5.50%. It was the first increase in two years. The central bank explained it was moving to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected. Indeed, Federal Reserve
Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Our strategy over the past six months was to adjust the Series' weighted average maturity (WAM) in anticipation of market conditions. WAM measures the sensitivity of the Series' underlying securities to changing interest rates.
When interest rates are expected to rise, WAM is usually shortened (we buy shorter maturity securities) so we may be positioned to buy new securities at higher yields. Conversely, when rates are expected to fall, WAM is lengthened
(we buy longer maturity securities) to preserve higher yields for you.

During the reporting period we kept our WAM shorter than the average
Connecticut tax-free money market fund. This move prepared us to purchase higher yielding securities if the Federal Reserve raised interest rates (as things turned out, the central bank did not do so until March). It also allowed us to handle seasonal year-end redemptions when investors needed cash to pay for such things as holiday expenses or other purposes.

As December ended, we bought longer term securities to lock-in higher rates and carry us through January when yields traditionally fall as investors return to the market. We shortened our WAM again as February ended, in anticipation of a possible Federal Reserve interest rate increase, which did occur on March 25.

What Went Well.

Good News! Nutmeg State Rebounds.
Connecticut's economy appears to be growing again. Personal income rose last year as did employment, although by less than the national averages. This renewed economic vigor is welcomed news. It produced higher tax revenues that brightened the state's fiscal picture.

Connecticut's credit rating was Aa3 -- unchanged since
August 1996.

Hunting For Value.
Connecticut suffers from a chronic shortage of short-term municipal bonds.
That means we have to work harder to find value for you -- and we did over the past six months.

We found value in school district bonds. These securities, called school bond anticipation notes, are issued to finance school construction, repairs, and other purposes. The bonds are usually small by municipal market standards, $5 million or less, and therefore may come without a credit rating. That's because the dollar amount is too small to warrant the expense of a major credit agency rating. To individual investors this may pose a problem, but not to Prudential. We have the resources to conduct thorough credit research prior to purchase. And we will only invest in those bonds which meet our strict, high quality standards.

And Not So Well.

Too Short, Too Soon?
We invested in shorter maturity bonds for much of the reporting period. This made our weighted average maturity (WAM) less than the average Connecticut tax-free money market fund. Although the shorter WAM let us achieve higher yields for you in December, we might have been able to pick up some additional return last fall if we had then invested in longer maturity securities. In our opinion, however, this additional return was not substantial enough to outweigh the negative impact if the Federal Reserve acted to increase short-term interest rates.

Weighted Average Maturity Is Now Closer
          To The Average Fund.

Prudential Connecticut Money Market Series
IBC Financial Data Connecticut Tax-Free Money Fund Avg.
                  (GRAPH)

Looking Ahead.
The Federal Reserve has raised short-term interest rates
once in 1997. Will
there be more increases in short-term interest rates?
Probably. Our past
experience tells us that changes in Federal Reserve monetary policy are rarely
one-shot deals. Given present economic conditions, we
believe one or two
additional rate increases will most likely occur later this
year. Of course,
no one knows for sure. But if this does happen, short-term
municipal rates
will follow the taxable market's lead and we will do our
part to have your
Series take advantage of them.
------------------------------------------------------------
------------------
                                  1

President's Letter
April 10, 1997
(PHOTO)
                         We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
------------------
                                  2

Portfolio of Investments
as of February 28, 1997                   PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                               CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Avon Connecticut, Ser. 96, B.A.N.
NR            3.75%       9/15/97   $  3,500     $ 3,506,483
Brazos River Harbor Dist., Texas, Dow Chemical Co., Proj.,
Ser.
   96 F.R.D.D.
P-1           3.55        3/03/97      2,300       2,300,000
Butler County Kansas, Solid Waste Disp. & Cogeneration Rev.,
   Ser. 96B, F.R.D.D.
VMIG1         3.55        3/03/97      2,000       2,000,000
Calcasieu Parish Louisiana, Ind. Dev. Board, Citgo. Corp.,
Ser.
   94, F.R.D.D.
VMIG1         3.55        3/03/97      1,500       1,500,000
Coconino County Arizona, Public Service Navajo Proj., Ser.
A,
   F.R.D.D.
P-1           3.55        3/03/97        800         800,000
Connecticut St. Dev. Auth.,
   Conco Proj., Ser. 85, F.R.W.D.
P-1           3.20        3/06/97      1,700       1,700,000
   Hlth. Care Rev. Weekly Corp. Living Proj., Ser. 90,
F.R.W.D.      VMIG1         3.30        3/05/97      2,560
2,560,000
   Ind. Dev., Shelton Inn L.P., Ser. 86, F.R.M.D.
P-1           3.80        3/03/97      1,000       1,000,000
   Lt. & Pwr. Co. Proj., Ser. 93B, F.R.W.D.
VMIG1         3.30        3/05/97      5,200       5,200,000
   Poll. Ctrl. Rev., Conn. Lt. & Pwr. Co., Proj. A, Ser.
96A,
      F.R.W.D., A.M.B.A.C.
P-1           3.30        3/06/97      2,200       2,200,000
   Poll. Ctrl. Rev., W. Mass. Elec. Co., Ser. 93A, F.R.W.D.
VMIG1         3.20        3/05/97      2,500       2,500,000
   Rand Whitney Container Bd., Ser. 93, F.R.W.D.
P-1           3.15        3/05/97      2,500       2,500,000
   SHW Inc. Proj., Ser. 90, F.R.W.D.
NR            3.35        3/05/97      4,200       4,200,000
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
   Charlotte-Hungerford, Ser. B, F.R.W.D.
VMIG1         3.05        3/06/97      1,600       1,600,000
   Pomfret School Issue, Ser. A, F.R.W.D.
VMIG1         3.00        3/05/97      1,000       1,000,000
   Yale Univ., Ser. L, T.E.C.P.
VMIG1         3.35        3/06/97      1,100       1,100,000
   Yale Univ., Ser. N, T.E.C.P.
VMIG1         3.35        3/06/97      1,500       1,500,000
Connecticut St. Hsg. Fin. Auth. Prog., Ser. A-4, A.M.T.
VMIG1         3.65        4/10/97      2,200       2,200,000
Connecticut St. Mun. Elec. Engy., Pwr. Supply Sys. Rev.,
Ser.
   95A, T.E.C.P.
P-1           3.25        5/01/97      1,600       1,600,000
Connecticut St. Spec. Assmt., Unemployment Comp.,
   Ser. 93C, A.M.T., F.G.I.C.
VMIG1         3.90        7/01/97      5,585       5,585,770
   Ser. A, A.M.B.A.C.
Aaa           4.10        5/15/97      1,500       1,501,274
Connecticut St. Spec. Tax Oblig., Trans. Infrastructure
Rev.,
   Ser. 90I, F.R.W.D.
VMIG1         3.25        3/05/97      5,200       5,200,000
Dist. of Columbia., Gen. Oblig., Ser. 92A-2, F.R.D.D.
VMIG1         3.55        3/03/97        200         200,000
Gulf Coast Texas, Indl. Dev. Auth.,
   Citgo Petroleum., Ser. 95, F.R.D.D.
VMIG1         3.55        3/03/97      1,000       1,000,000
   Texas Solid Waste Disposal Rev., Ser. 94, F.R.D.D.
VMIG1         3.55        3/03/97        900         900,000
Harris County Texas, Indl. Dev. Corp., Poll. Ctrl. Rev.,
Ser.
   87, F.R.D.D.
P-1           3.50        3/03/97        600         600,000
Hartford Connecticut Redev. Agcy. MultiFamily Mtge.,
Underwood
   Twrs. Proj., Ser. 90, F.R.W.D.
A1+(c)        3.00        3/06/97      2,800       2,800,000

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                   PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                               CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Mashantucket Western Connecticut, Ser. 96, T.E.C.P.
P-1           3.50%       4/10/97   $  5,700     $ 5,700,000
Milford Connecticut, Ser. 96, B.A.N.
NR            3.75       11/13/97      2,000       2,001,624
Puerto Rico Commwlth.,
   Gov't. Dev. Bank, Ser. 95, T.E.C.P.
NR            3.40        4/08/97      1,700       1,700,000
   Ser. 97A, T.R.A.N.
MIG1          4.00        7/30/97      2,000       2,004,631
Puerto Rico Elec. Pwr. Auth. Rev., Ser. K
Aaa           9.25        7/01/97      1,000 (d)   1,037,362
Puerto Rico Hsg. Fin. Corp., MultiFamily Mtge. Rev.,
Portfolio
   A, Ser. 90I, M.O.T.
Aa            3.35        3/15/97      2,455       2,455,000
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Fac. Fin. Auth.
   Rev., Ser. 83A, A.O.T.
NR            3.75       12/01/97      2,500       2,500,000
Puerto Rico Public Bldgs. Auth. Rev., Ser. SG34, F.R.W.D.
A1+(c)        3.10        3/06/97      1,500       1,500,000
Stamford Connecticut Hsg. Auth. Rev., Morgan Street Proj.,
Ser.
   94, F.R.W.D.
VMIG1         3.30        3/05/97      1,500       1,500,000

-----------
Total Investments--99.2%
(amortized cost--$79,152,144(e))
79,152,144
Other assets in excess of liabilities--0.8%
654,580

-----------
Net Assets--100%
$79,806,724

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Annual Mandatory Tender.
    A.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    M.O.T.--Monthly Optional Tender.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's rating.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(e) The cost of securities for federal income tax purposes
is substantially the
same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Statement of Assets and Liabilities          PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  CONNECTICUT
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at amortized cost which approximates market
value............................................      $
79,152,144
Cash........................................................
 ..............................................
69,258
Receivable for Series shares
sold........................................................
 .................              953,826
Interest
receivable..................................................
 .....................................              446,894
Other
assets......................................................
 ........................................
1,633

-----------------
   Total
assets......................................................
 .....................................           80,623,755

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................              729,439
Accrued expenses and other
liabilities.................................................
 ...................               45,877
Dividends
payable.....................................................
 ....................................               20,971
Distribution fee
payable.....................................................
 .............................               10,100
Management fee
payable.....................................................
 ...............................                7,685
Deferred trustees'
fees........................................................
 ...........................                2,959

-----------------
   Total
liabilities.................................................
 .....................................              817,031

-----------------
Net
Assets......................................................
 ..........................................      $
79,806,724

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.......................................................
$       798,067
   Paid-in capital in excess of
par.........................................................
 ..............           79,008,657

-----------------
Net assets, February 28,
1997........................................................
 .....................      $    79,806,724

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($79,806,724 / 79,806,724 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized).....................
$1.00

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 1,337,965
                                              --------------
---
Expenses
   Management fee..........................          193,502
   Distribution fee........................           48,375
   Custodian's fees and expenses...........           36,000
   Transfer agent's fees and expenses......           17,000
   Reports to shareholders.................           12,000
   Registration fees.......................            8,000
   Audit fees and expenses.................            4,000
   Legal fees and expenses.................            3,000
   Trustees' fees..........................            1,800
   Miscellaneous...........................            3,150
                                              --------------
---
      Total expenses.......................          326,827
   Less: Management fee waiver (Note 2)....
(145,127)
       Custodian fee credit................
(1,449)
                                              --------------
---
      Net expenses.........................          180,251
                                              --------------
---
Net investment income......................        1,157,714
Realized Gain on Investments
Net realized gain on investments...........               52
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 1,157,766
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   1,157,714       $
2,326,036
   Net realized gain (loss) on
      investment transactions...               52
(911)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        1,157,766
2,325,125
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1).....................       (1,157,766)
(2,325,125)
                                  -----------------    -----
----------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold......................      132,049,250
288,309,868
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........        1,138,873
2,252,473
   Cost of shares reacquired....     (131,063,992)
(275,746,533)
                                  -----------------    -----
----------
   Net increase in net assets
      from Series share
      transactions..............        2,124,131
14,815,808
                                  -----------------    -----
----------
Total increase..................        2,124,131
14,815,808
Net Assets
Beginning of period.............       77,682,593
62,866,785
                                  -----------------    -----
----------
End of period...................    $  79,806,724       $
77,682,593
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  CONNECTICUT
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Connecticut Money Market Series (the
'Series') commenced
investment operations on August 5, 1991. The Series is non-
diversified and seeks
to provide the highest level of income that is exempt from
Connecticut state,
local and federal income taxes with the minimum of risk by
investing in
'investment grade' tax-exempt securities having a maturity
of thirteen months or
less and whose ratings are within the two highest ratings
categories by a
nationally recognized statistical rating organization, or if not rated, are of
comparable quality. The ability of the issuers of the
securities held by the
Series to meet their obligations may be affected by economic developments in a
specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income.
Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. For the six months ended February 28, 1997, PMF voluntarily waived 75% of its management fee. The amount of fees waived for the six months ended
February 28, 1997
amounted to $145,127 ($.02 per share; .375% of average net assets, annualized).

The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Fund. The
Series compensates PSI
for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
--------------------
                                     -----
                                       7

Notes to Financial Statements                 PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                   CONNECTICUT
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the six months ended February 28,
1997, the Series incurred fees of approximately $15,400 for the services of
PMFS. As of February 28, 1997, approximately $2,600 of such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates.


Financial Highlights                          PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                   CONNECTICUT
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

                                        Six Months
                                          Ended
Year Ended August 31,
                                       February 28,     ----
---------------------------------------------------
                                           1997
1996        1995        1994        1993        1992
                                           ------       ----
---     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period.............................    $   1.00       $
1.00     $  1.00     $  1.00     $  1.00     $  1.00
Net investment income and realized
  gains(a)...........................         .01
 .03         .03         .02         .02         .03
Dividends and distributions to
  shareholders.......................        (.01)
(.03)       (.03)       (.02)       (.02)       (.03)
                                           ------       ----
---     -------     -------     -------     -------
Net asset value, end of period.......    $   1.00       $
1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                           ------       ----
---     -------     -------     -------     -------
                                           ------       ----
---     -------     -------     -------     -------
TOTAL RETURN(b):.....................        1.48%
3.17%       3.16%       2.02%       2.20%       3.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......    $ 79,807
$77,683     $62,867     $54,302     $57,794     $40,480
Average net assets (000).............    $ 78,042
$74,576     $57,103     $60,594     $53,152     $33,964
Ratios to average net assets(a):
  Expenses, including distribution
  fee................................         .46%(c)
 .47%        .58%        .54%        .39%        .13%
  Expenses, excluding distribution
    fee..............................         .34%(c)
 .35%        .46%        .42%        .26%        .00%
  Net investment income..............        2.99%(c)
3.12%       3.17%       1.99%       2.17%       3.20%

---------------
(a) Net fee waiver and/or expense subsidy.
(b) Total return includes reinvestment of dividends and
distributions. Total
    returns for periods of less than a full year are not
annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
                                       8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information              CONNECTICUT
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.

(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----
                                       9

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022


The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY


74435M648         MF154E2
                  Cat#444515Z


(ICON)

Prudential
Municipal
Series Fund
------------
New Jersey
Money Market Series


(LOGO)


SEMI

ANNUAL

REPORT

Feb. 28, 1997

Prudential Municipal Series Fund
New Jersey Money Market Series

Performance At A Glance.
Over the past six months the Prudential Municipal Series
Fund -- New Jersey
Money Market Series provided competitive, tax-free income. The Series' 7-day current yield on February 28, 1997 was 2.70%, which was was slightly ahead of the 2.67% reported by the average tax-free New Jersey municipal bond money market fund tracked by IBC Financial Data. The Series' yield was equivalent to a taxable yield of 4.77% for individuals in the highest federal and state income tax brackets.

Fund Facts                             As of 2/28/97

                      7-Day      Net Asset  Taxable
Equivalent  Yield1   Weighted Avg.  Total Net
                   Current Yld.    Value     @31%       @36%
@39.6%      Mat.      Assets (mil.)
NJ Money
Market Fund        2.70%         $1.00      4.18%      4.45%
4.79%     54 Days     $205

IBC Financial Data
NJ Tax-Exempt
Fund Avg.2         2.67          $1.00      4.13       4.46
4.72      54 Days      N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2This is the average 7-day current yield, NAV and WAM of 12 funds in the
International Business Communications Financial Data New
Jersey tax-exempt
money market fund category as of February 28, 1997.

How Investments Compared.
    (As of 2/28/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

       (GRAPH)

Ken Potts, Fund Manager                  (PICTURE)

Portfolio
Manager's Report
The Prudential Municipal Series Fund -- New Jersey Money
Market Series seeks
current income that is exempt from federal and New Jersey income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of New Jersey, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the U.S.
Virgin Islands).
There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.
Your Series will typically purchase securities with maturities of 13 months or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1 or A-
2 by Standard &
Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price of the New Jersey Money Market Series will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
--------------------------------------------------
Waiting Out the Fed.
Short-term municipal markets were fairly quiet over the past six months ending in February. Interest rates fluctuated far less than they did earlier in 1996, as investors came to realize that the Federal Reserve would leave interest rates unchanged for the remainder of the year. Of course, the Federal Reserve seeks to promote moderate, non-inflationary growth by raising or lowering the federal funds rate (what banks charge each other for overnight loans).
Correctly anticipating these moves is one way your Series seeks to enhance tax-free return.

The federal funds rate remained unchanged at 5.25% throughout the reporting period. On March 25, 1997, however, the Federal Reserve raised the rate 25 basis points (a basis point is 1/100th of a percentage point) to 5.50%. It was the first increase in two years. The central bank explained it was moving to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected. Indeed, Federal Reserve
Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Our strategy over the past six months was to adjust the Series' weighted average maturity (WAM) in anticipation of market conditions. WAM measures the sensitivity of the Series' underlying securities to changing interest rates.
When interest rates are expected to rise, WAM is usually shortened (we buy shorter maturity securities) so we are positioned to buy new securities at higher yields. Conversely, when rates are expected to fall, WAM is lengthened
(we buy longer maturity securities) to preserve higher yields for you.

During the reporting period we kept our WAM in line with to the average New
Jersey tax-free money market fund. This move prepared us to purchase higher yielding securities if the Federal Reserve raised interest rates (as things turned out, the central bank did not do so until March). It also allowed us to handle seasonal year-end redemptions when investors needed cash to pay for such things as holiday expenses or other purposes.

Governor Christine Whitman continues to implement tax reductions. After cutting personal income taxes by 15%, a deduction for property taxes is being phased in over several years. The Garden State's credit rating by Moody's was Aa1 and remained unchanged since our last report to you.

What Went Well.
--------------------------------------
The Long & Short of It.
Historically, there has been a seasonal dip in municipal rates in January as investors scramble to invest cash from coupon payments and bond calls. That's why many money funds greatly extend their weighted average maturity in December to lock-in higher rates to carry them through this period.
But in 1997, the
decline in rates was not as steep or prolonged as in years past because fewer bonds matured. We saw this trend developing and we did not extend our WAM precipitously. This allowed us to participate earlier as rates began to recover in mid January.

Hunting For Value.
We hunted for value and found it in AMT paper. We continued to buy AMT paper
(so-called because these securities are subject to the federal alternative minimum tax). AMT yields were attractive -- up to 15 basis points higher than non-AMT investments. These securities remained useful tools for us.

Looking Ahead.
-------------------
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Our past experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. But if this does happen, short-term municipal rates will follow the taxable markets' lead and we will do our part to have your Series take advantage of them.

And Not So Well.
-------------------
Slim Pickings.
Municipal bond supply was very tight over the last six months. While this makes what we owned more valuable, we would prefer to have greater investment opportunities available. The drop in supply was partly seasonal but also reflected a strengthening state economy -- increasing tax revenues lessens the need for new bond issuance by municipalities.

        (GRAPH)
                                           1

President's Letter                       April 10, 1997
(PICTURE)

            We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
  Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- We're On Your Side. Your Prudential Securities Financial
Advisor or
  Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals.
  Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.


Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of       PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)        NEW JERSEY MONEY MARKET
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Atlantic Cnty. Impvt. Auth. Rev., Ser. 86, F.R.W.D.
VMIG1         3.00%       3/05/97   $  1,300     $
1,300,000
Bergen Cnty., Ser. 96, G.O.
Aaa           4.50        6/15/97      1,690
1,693,092
Bernards Twnshp., Ser. 96, B.A.N.
NR            4.00        5/23/97      3,801
3,803,082
Burlington Cnty.,
   Ser. 96, B.A.N.
NR            4.00        3/13/97      3,000
3,000,591
   Ser. 96, G.O.
Aa            5.20       10/01/97      2,760
2,782,764
Cherry Hill Twnshp., Ser. 96A, B.A.N.
NR            4.25       10/15/97      5,000
5,015,033
Essex Cnty. Impvt. Auth. Rev., F.R.W.D.
VMIG1         3.00        3/05/97      3,000
3,000,000
Gulf Coast TX, Ind. Dev. Auth., Citgo Pet., Ser. 95,
F.R.D.D.       VMIG1         3.55        3/03/97      5,200
5,200,000
Hudson Cnty. Impvt. Auth. Rev., Ser. 86, F.R.W.D.
A-1+(c)       3.20        3/06/97      2,945
2,945,000
Marlboro Twnshp., Ser. 96, B.A.N.
NR            4.00       12/18/97      3,145
3,154,622
Morris Cnty., B.A.N.
MIG1          3.95        8/07/97      7,000
7,000,856
New Jersey Sports & Expo. Auth., Ser. 92C, F.R.W.D.
VMIG1         3.10        3/06/97      4,300
4,300,000
New Jersey St.
   Ser. 87, G.O.
NR            7.40        4/15/97      4,140
4,221,119
   Ser. 97A, T.E.C.P.
P-1           3.35        4/24/97      7,200
7,200,000
   Ser. 97A, T.E.C.P.
P-1           3.55        5/27/97      2,000
2,000,000
New Jersey St. Econ. Dev. Auth.,
   Brach Jersey Ave., Ser. 86, F.R.W.D.
A-1+(c)       3.15        3/05/97      2,200
2,200,000
   Catholic Cmnty. Svcs. Proj., Ser. 93, F.R.W.D.
VMIG1         3.20        3/06/97      5,900
5,900,000
   Catholic Cmnty. Svcs. Proj., Ser. 95, F.R.W.D.
VMIG1         3.20        3/06/97      2,500
2,500,000
   Chambers Cogen. Proj., Ser. 91, T.E.C.P.
VMIG1         3.10        3/28/97      3,000
3,000,000
   Dow Chemical, Ser. 84A, F.R.D.D.
P-1           3.30        3/03/97      6,700
6,700,000
   East Meadow Corp., Ser. 86A, F.R.W.D.
VMIG1         3.45        3/05/97      2,675
2,675,000
   Econ. Growth Bds., Ser. 92L, F.R.W.D.
VMIG1         3.15        3/06/97      1,930
1,930,000
   Econ. Growth Bds., Ser. 94B, F.R.W.D.
A-1(c)        3.15        3/06/97      1,800
1,800,000
   Franciscan Oaks Proj., Ser. 92B, F.R.W.D.
A-1(c)        3.15        3/05/97      1,600
1,600,000
   Hillcrest Health Svcs. Sys. Proj., Ser. 95, F.R.W.D.
VMIG1         3.35        3/05/97      9,200
9,200,000
   Keystone Proj., Ser. 92 T.E.C.P.
VMIG1         3.20        5/20/97      2,600
2,600,000
   Keystone Proj., Ser. 92, T.E.C.P.
VMIG1         3.40        4/15/97      5,200
5,200,000
   Keystone Proj., Ser. 92, T.E.C.P.
VMIG1         3.40        5/12/97      1,500
1,500,000
   Michael Shalit Proj., Ser. 93, F.R.D.D.
Aa3           3.35        3/03/97      1,645
1,645,000
   North Plainfield Hldg., Ser. 92, A.O.T.
VMIG1         4.00        9/01/97      3,635
3,635,000
   Ocean Spray Cranberry Inc. Proj., Ser. 87, S.A.O.T.
A+(c)(e)      4.10        7/01/97      4,000
4,000,000
   Office Court Assoc. Proj., F.R.W.D.
A-1+(c)       3.20        3/05/97      1,800
1,800,000
   Peddie Sch. Proj., Ser. 94B, F.R.W.D.
A-1(c)        3.15        3/06/97      3,000
3,000,000
   PSE&G, Ser. 96A, F.R.W.D.
VMIG1         2.85        3/05/97      5,200
5,200,000
   RJB Associates Ltd., F.R.W.D.
A1(e)         3.30        3/06/97      1,480
1,480,000
   Russ Berrie & Co., Ser. 83, F.R.W.D.
A-1+(c)       3.00        3/05/97        900
900,000
   Thermal Energy Ltd., Ser. 95, S.A.O.T.
NR            3.50        4/10/97      2,500
2,500,000
   United Water of NJ Proj., Ser. 96A, F.R.D.D.
VMIG1         3.10        3/03/97      9,800
9,800,000
New Jersey St. Hsg. & Mtg. Fin. Agcy., Ser. 96S, F.R.W.D.
A-1+(c)       3.40        3/06/97      6,000
6,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of       PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)        NEW JERSEY MONEY MARKET
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey St. Tpke. Auth. Rev., Ser. 91D, F.R.W.D.
VMIG1         3.15%       3/05/97   $  6,000     $
6,000,000
Newark Healthcare Facs. Rev., Ser. 95A, F.R.W.D.
A-1(c)        3.40        3/06/97      2,955
2,955,000
Ocean Cnty., Ser. 96, B.A.N.
MIG1          4.10        7/01/97      3,000
3,003,248
Piscataway Twnshp., Ser. 96, B.A.N.
NR            4.25        4/25/97      3,000
3,002,833
Port Auth. of New York & New Jersey,
   Ser. 3, F.R.D.D.
VMIG1         3.45        3/03/97      3,400
3,400,000
   Ser. 4, F.R.D.D.
VMIG1         3.50        3/03/97      6,000
6,000,000
   Ser. 5, F.R.D.D.
VMIG1         3.45        3/03/97      2,100
2,100,000
   Ser. 93-2, F.R.W.D.
NR            3.40        3/04/97      8,000
8,000,000
Puerto Rico Comnwlth.,
   Gov't. Dev. Bank, Ser. 85, F.R.W.D.
VMIG1         2.95        3/05/97      2,900
2,900,000
   Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(c)       3.40        5/15/97      3,600
3,600,000
   97A, T.R.A.N.
MIG1          4.00        7/30/97      2,300
2,305,325
   Hwy. & Trans. Auth. Rev. Bds.
VMIG1         2.95        3/05/97        800
800,000
Salem Cnty. Ind. Poll. Ctrl. Rev., Ser. 93A, T.E.C.P.
VMIG1         3.40        5/13/97      8,000
8,000,000
Union Cnty. Ind. Poll. Ctrl. Fin. Auth. Rev., Ser. 94,
   F.R.D.D.
P-1           3.15        3/03/97      1,400
1,400,000
Washoe Cnty., NV, Sierra Pacific Pwr. Proj., Ser. 90,
F.R.D.D.      P-1           3.55        3/03/97        900
900,000
West Windsor Plainsboro Reg. Schl. Dist., Ser. 97, B.A.N.
NR            4.00        2/10/98      5,000
5,015,838

------------
Total Investments--98.7%
(Amortized cost $202,763,403; (d))
202,763,403
Other assets in excess of liabilities--1.3%
2,698,892

------------
Net Assets--100%
$205,462,295

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.O.T.--Annual Optional Tender.
    B.A.N--Band Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    G.O.--General Obligation.
    S.A.O.T.--Semi Annual Optional Tender.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity
date of Floating
    Rate Demand Notes is considered to be the later of the
next date on which
    the security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes
is substantially the
    same as for financial statement purposes.
(e) This security has been deemed comparable in quality to
an eligible
    investment.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities            PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                    NEW JERSEY
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997

-----------------
Investments, at amortized cost which approximates market
value...........................................        $
202,763,403
Cash........................................................
 .............................................
6,834
Receivable for Series shares
sold........................................................
 ................            3,570,552
Interest
receivable..................................................
 ....................................            1,406,368
Deferred expenses and other
assets......................................................
 .................                3,972

-----------------
   Total
assets......................................................
 ....................................          207,751,129

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................            2,099,671
Management fee
payable.....................................................
 ..............................               76,735
Accrued expenses and other
liabilities.................................................
 ..................               50,013
Dividends
payable.....................................................
 ...................................               48,765
Distribution fee
payable.....................................................
 ............................               10,691
Deferred trustees'
fees........................................................
 ..........................                2,959

-----------------
   Total
liabilities.................................................
 ....................................            2,288,834

-----------------
Net
Assets......................................................
 .........................................        $
205,462,295

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$   2,054,623
   Paid-in capital in excess of
par.........................................................
 .............          203,407,672

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 205,462,295

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($205,462,295 / 205,462,295 shares of
   beneficial shares issued and outstanding; unlimited
number of shares authorized)......................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1997
Income
   Interest and discount earned..............      $
3,320,510
                                                ------------
-----
Expenses
   Management fee............................
480,370
   Distribution fee..........................
120,092
   Transfer agent's fees and expenses........
44,000
   Custodian's fees and expenses.............
36,000
   Reports to shareholders...................
12,000
   Registration fees.........................
10,000
   Audit fee.................................
4,000
   Legal fees................................
3,000
   Trustee's fees............................
1,800
   Miscellaneous.............................
2,601
                                                ------------
-----
      Total expenses.........................
713,863
   Less: Custodian fee credit................
(915)
                                                ------------
-----
      Net expenses...........................
712,948
                                                ------------
-----
Net investment income........................
2,607,562
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
2,607,562
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                   Six Months
                                      Ended         Year
Ended
Increase (Decrease)               February 28,      August
31,
in Net Assets                         1997             1996
Operations
   Net investment income.......   $   2,607,562    $
5,571,957
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations...............       2,607,562
5,571,957
                                  -------------    ---------
----
Dividends to shareholders......      (2,607,562)
(5,571,957)
                                  -------------    ---------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      subscribed...............     340,247,380
686,158,251
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      dividends................       2,580,897
5,403,204
   Cost of shares reacquired...    (318,762,275)
(692,617,954)
                                  -------------    ---------
----
   Net increase (decrease) in
      net assets from Series
      share transactions.......      24,066,002
(1,056,499)
                                  -------------    ---------
----
Total increase (decrease)......      24,066,002
(1,056,499)
Net Assets
Beginning of period............     181,396,293
182,452,792
                                  -------------    ---------
----
End of period..................   $ 205,462,295    $
181,396,293
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Notes to Financial Statements (Unaudited)      PRUDENTIAL
MUNICIPAL SERIES FUND
                                               NEW JERSEY
MONEY MARKET SERIES
------------------------------------------------------------
-------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of fourteen series.
The monies of each series are invested in separate,
independently managed
portfolios. The New Jersey Money Market Series (the
'Series') commenced
investment operations on December 3, 1990. The Series is non-
diversified and
seeks to achieve its investment objective of providing the
highest level of
income that is exempt from New Jersey State and federal
income taxes with a
minimum of risk by investing in 'investment grade' tax-
exempt securities
maturing within 13 months or less and whose ratings are
within the two highest
ratings categories by a nationally recognized statistical
rating organization,
or if not rated, are of comparable quality. The ability of
the issuers of the
securities held by the Series to meet their obligations may
be affected by
economic developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason and because substantially all
of the Series' gross
income consists of tax-exempt interest, no federal income
tax provision is
required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid to PMF is computed daily and payable monthly, at an
annual rate of .50 of 1% of the average daily net assets of
the Series.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Fund. The Fund compensates PSI for
distributing and servicing the Fund's shares pursuant to
plans of distribution
regardless of expenses actually incurred by them. The
distribution fees for the
Fund are accrued daily and payable monthly.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are (indirect)
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $37,300 for
the services of
PMFS. As of February 28, 1997, approximately $6,200 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
                                       7

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)               NEW JERSEY
MONEY MARKET SERIES
------------------------------------------------------------
-------------------

                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
--------
                                                      1997
1996         1995         1994         1993         1992
                                                  ----------
--     --------     --------     --------     --------     -
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $   1.00
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income and net realized
   gains(a)...................................         .01
 .03(a)       .03(a)       .02(a)       .02(a)       .04(a)
Dividends and distributions...................        (.01)
(.03)        (.03)        (.02)        (.02)        (.04)
                                                ------------
--------     --------     --------     --------     --------
Net asset value, end of year..................    $   1.00
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                ------------
--------     --------     --------     --------     --------
                                                ------------
--------     --------     --------     --------     --------
TOTAL RETURN(c):..............................        1.36%
2.92%        3.15%        1.90%        2.31%        3.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $205,462
$181,396     $182,453     $158,280     $163,087     $164,092
Average net assets (000)......................    $193,740
$192,617     $171,223     $169,123     $170,103     $155,915
Ratios to average net assets(a):
   Expenses, including distribution fee.......
 .74%(b)        .70%(a)      .64%(a)      .68%(a)
 .64%(a)      .32%(a)
   Expenses, excluding distribution fee.......
 .62%(b)        .57%(a)      .51%(a)      .55%(a)
 .51%(a)      .19%(a)
   Net investment income......................
2.71%(b)       2.89%(a)     3.11%(a)     1.87%(a)
2.02%(a)     3.33%(a)

---------------
(a) Net of management fee waiver and/or expense subsidy.
(b) Annualized.
(c) Total return includes reinvestment of dividends and
distributions. Total
returns for periods of less than one year are not
annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information              NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756          --           16,169,234
     Eugene C. Dorsey
371,804,474          --           15,182,516
     Delayne Dedrick Gold
371,782,816          --           15,204,174
     Robert F. Gunia
371,639,995          --           15,346,995
     Harry A. Jacobs, Jr.
371,395,066          --           15,591,924
     Donald D. Lennox
371,150,974          --           15,836,016
     Mendel A. Melzer
371,811,918          --           15,175,072
     Thomas T. Mooney
371,607,874          --           15,379,116
     Thomas H. O'Brien
371,328,875          --           15,658,115
     Richard A. Redeker
371,876,756          --           15,110,234
     Nancy H. Teeters
371,775,376          --           15,211,614
     Louis A. Weil, III
371,777,517          --           15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO>

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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74435M762  MF154E2
           Cat#444355Z

(ICON)

Prudential
Municipal
Series Fund
--------------------
Massachusetts Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

(LOGO)

Prudential Municipal Series Fund
Massachusetts Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low.
For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential Municipal Series Fund -- Massachusetts
Series provided attractive tax-free yields. Our total returns were slightly behind the average Massachusetts tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1                          As of
2/28/97
                            Six             One
Five              Ten                 Since
                           Months           Year
Years            Years              Inception2
Class A                  4.6% (4.5)4     4.3% (4.2)4
40.8% (40.7)4     N/A                67.9%  (67.8)4
Class B                  4.4  (4.3)4     3.9  (3.8)4
37.9  (37.8)4     81.3% (80.2)4     156.4  (152.6)4
Class C                  4.3  (4.2)4     3.7  (3.6)4     N/A
N/A                16.8   (16.7)4
Class Z                  N/A             N/A             N/A
N/A                 1.0
Lipper MA Muni Avg.3     4.7             4.7
40.9              91.0                ***

Average Annual Total Returns1
As of 3/31/97
                 One             Five            Ten
Since
                 Year            Years          Years
Inception2
Class A      1.3%  (1.2)4     6.1% (6.0)4     N/A
6.8%
Class B     -0.9  (-1.0)4     6.1             6.0% (5.9)4
7.7   (7.5)4
Class C      2.8   (2.7)4     N/A             N/A
5.4   (5.3)4


Taxable Equivalent Yield5
                   Total Dividends          30-Day
At Tax Rates Of
                   Paid for Six Mos.      SEC Yield
36%              39.6%
Dividends   Class A     $0.29           4.49% (4.44)4
7.97% (7.88)4     8.45% (8.35)4
& Yields    Class B     $0.27           4.23  (4.18)4
7.51  (7.42)4     7.96  (7.86)4
As of       Class C     $0.25           3.98  (3.93)4
7.07  (6.98)4     7.49  (7.39)4
2/28/97     Class Z     $0.15           5.25  (5.20)4
9.32  (9.23)4     9.88  (9.78)4

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.
Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year, and therefore no average annual returns are shown presented.

2Inception dates: 1/22/90 for Class A; 9/25/84 for Class B;
8/1/94 for Class C; and 12/6/96 for Class Z.

3The Lipper Massachusetts Municipal Bond fund average includes
51 funds for six months, 51 funds for one year, 22 funds for five years and seven funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A
shares is 69.0%, which includes 18 funds; for Class B is
64.2%
for four funds and for Class C is 16.9% for 24 funds.

How Investments Compared.
    (As of 2/28/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

James M. Murphy, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests in carefully-selected, long-term municipal bonds that offer a high level of current income exempt from Massachusetts state and federal income taxes consistent with preservation of capital. Some bonds are AMT-eligible and certain shareholders may be subject to the federal alternative minimum tax, however.
There can be no assurance that the Series' will achieve its objective.

New Manager Named.
In January 1997, James M. Murphy was named the new portfolio manager of the Massachusetts Series Fund. Jim joined Prudential in
1989 and
brings to the position extensive experience as a municipal bond trader and credit analyst.

Strategy Session.
The municipal bond market moved in cycles during the reporting period:
Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite.
For example, in the third quarter of 1996, bond prices rallied.
Municipal bond interest rates were 6.01% on October 24 and gradually declined to 5.80% in November, according to the Bond Buyer's Revenue
Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter
Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
       (PIE CHART)

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened Series' duration even more to match or be slightly shorter than, the average Massachusetts tax-free municipal bond fund. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates.

What Went Well.
A Prudent Move.
We shortened Series' duration as the reporting period ended in
February in anticipation of a possible increase in interest rates by the Federal Reserve. It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

And Not So Well.
Market Concerns.

While there were more new bonds issued over the past six months ending in February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities are receiving more revenue -- thanks to stronger local economies -- and thus there is less need to market new bonds. Unfortunately, that also means fewer investment opportunities for your Series.

     Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 2/28/97.
         (PIE CHART)

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Five Largest Issuers.
6.2%     Massachusetts G.O.
5.0%     Puerto Rico
         Commonwealth G.O.
4.8%     City of Boston G.O.
4.7%     Mass. Ind. Fin. Agency --
         Cape Cod Health System
4.3%     Mass. Water Pollution
         Abatement Trust

Expressed as a percentage of total net assets as of 2/28/97.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal
Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Massachusetts tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter                                    April
10, 1997

                             We're On Your Side.

Dear Shareholder:

The first three months of the year were not good ones for most
U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

We're On Your Side. Your Prudential Securities Financial
Advisor
or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.6%
------------------------------------------------------------
------------------------------------------------------------
------
Attleboro Massachusetts, Gen. Oblig., A.M.B.A.C.
Aaa         5.125%      12/01/15    $ 1,000     $   956,260
Boston Mass. Ind. Dev. Fin. Auth., Swr. Fac. Rev.,
   Harbor Electric Energy Co. Proj.
Baa1        7.375        5/15/15      1,500       1,610,535
Boston Massachusetts Gen. Oblig., Ser. A
Aaa         5.00        11/01/13      2,500       2,393,425
Brockton Massachusetts Gen. Oblig.
Baa1        6.125        6/15/18      1,030       1,059,891
Holyoke Massachusetts Gen. Oblig., School Proj., M.B.I.A.
Aaa         8.10         6/15/05        700         834,414
Lowell Massachusetts Gen. Oblig.
Aaa         7.625        2/15/10        750(e)      858,098
Lynn Mass. Wtr. & Swr. Comn., Gen. Rev., Ser. A, M.B.I.A.
Aaa         7.25        12/01/10      2,100(e)    2,353,155
Mass. Bay Trans. Auth., Gen. Trans., Ser. B, A.M.B.A.C.
Aaa         5.375        3/01/25      1,000         948,110
Mass. St. Gen. Oblig.,
   Ser. A
A1          Zero         8/01/06        665         422,155
   Ser. A, A.M.B.A.C.
Aaa         5.00         7/01/12      1,000         971,760
   Ser. C, F.G.I.C.
Aaa         6.00         8/01/09      1,500       1,624,485
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Beth Israel Hospital, A.M.B.A.C
Aaa       8.522(d)       7/01/25      1,500       1,539,375
   Dana Farber Cancer Proj., Ser. G-1
A1          6.25        12/01/22        625         644,681
   Faulkner Hospital, Ser. C
Baa1        6.00         7/01/23      1,500       1,454,160
   Holyoke Hospital, Ser. B
Baa3        6.50         7/01/15      1,500       1,485,735
   Jordan Hospital, Ser. C
A-(c)       6.875       10/01/22      1,350       1,441,314
   Med Academic & Scientific A
A-(c)       6.625        1/01/15      1,000       1,061,880
   Newton-Wellesley Hospital, M.B.I.A.
Aaa         5.875        7/01/15      1,000       1,024,440
   Newton-Wellesley Hospital, M.B.I.A.
Aaa         6.00         7/01/18      1,000       1,022,320
   Valley Regional Hlth. Sys.
AAA(c)      7.00         7/01/10        825         955,276
   Valley Regional Hlth. Sys., Ser. B
Aaa         8.00         7/01/18      1,000(e)    1,130,960
   Winchester Hospital, Ser. D
AAA(c)      5.75         7/01/24      2,000       1,962,000
Mass. St. Hsg. Fin. Agcy. Hsg. Rev., Sngl. Fam. Mtge., Ser.
6         Aa          8.10        12/01/14      1,755
1,835,712
Mass. St. Ind. Fin. Agcy. Rev.,
   Brooks School
A3          5.95         7/01/23        640         642,445
   Cape Cod Hlth. Sys.
Aaa         8.50        11/15/20      2,000(e)    2,317,940
   Phillips Academy
Aa1         5.375        9/01/23      1,695       1,642,641
Mass. St. Mun. Wholesale Elec. Co. Pwr. Supply Sys. Rev.,
   Ser. A, A.M.B.A.C.
Aaa         5.00         7/01/14      1,500       1,416,750
Mass. St. Port Authority Rev., Ser. B
Aa          5.00         7/01/18      1,000         910,680
Mass. St. Water Pollution Abatement Trust,
   Water Pollution Rev.
Aa          6.00         8/01/05      1,000       1,078,000
   Water Pollution Rev.
Aa          6.375        2/01/15      1,000       1,071,940
Mass. St. Water Res. Auth., Ser. B, M.B.I.A.
Aaa         6.25        12/01/11      1,000       1,106,070
Palmer Massachusetts Gen. Oblig., Ser. F, A.M.B.A.C.
Aaa         7.30         3/01/10        500(e)      551,900
Plymouth County Corr. Facs. Proj., Cert. of Part., Ser. A
A-(c)       7.00         4/01/22        500         554,005

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity     Amount         Value
Description (a)
Rating        Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico Commonwealth,
   Aqueduct & Swr. Auth. Rev., M.B.I.A.
Aaa          6.00%       7/01/07   $  1,000     $ 1,093,430
   Gen. Oblig., A.M.B.A.C.
Aaa          7.00        7/01/10      1,000       1,180,040
   Gen. Oblig., F.S.A.
Aaa          8.132(d)    7/01/20      1,250       1,281,250
   Hwy. & Trans. Auth. Rev., Ser. T
Baa1         6.625       7/01/18      1,380 (e)   1,545,614
Puerto Rico Electric Pwr. Auth. Rev.,
   Ser. T
Baa1         6.375       7/01/24      1,000       1,055,690
   Ser. X
Baa1         5.50        7/01/25      1,000         947,790
Quabbin Mass. Reg. School Dist., Jr.- Sr. High Sch. Proj.,
   M.B.I.A.
Aaa          5.50        6/15/06      1,045       1,092,088

-----------
Total long-term investments (cost $45,559,520)
49,078,414

-----------
SHORT-TERM INVESTMENTS--0.2%
Mass. St. Port Auth. Rev., Multi Modal Rev. Ref., Ser. 95B,
   F.R.D.D.
VMIG1        3.45        3/03/97        100         100,000

-----------
Total short-term investments (cost $100,000)
100,000

-----------
Total Investments--98.8%
(cost $ 45,659,520; Note 4)
49,178,414
Other assets in excess of liabilities--1.2%
594,108

-----------
Net Assets--100%
$49,772,522

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                   MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$45,659,520)................................................
 .................      $    49,178,414
Cash........................................................
 .............................................
41,922
Interest
receivable..................................................
 ....................................              638,825
Receivable for Series shares
sold........................................................
 ................               76,765
Other
assets......................................................
 .......................................                1,092

-----------------
   Total
assets......................................................
 ....................................           49,937,018

-----------------
Liabilities
Accrued
expenses....................................................
 .....................................               95,963
Dividends
payable.....................................................
 ...................................               22,281
Management fee
payable.....................................................
 ..............................               17,258
Payable for Series shares
reacquired..................................................
 ...................               16,220
Distribution fee
payable.....................................................
 ............................                9,815
Deferred trustees'
fees........................................................
 ..........................                2,959

-----------------
   Total
liabilities.................................................
 ....................................              164,496

-----------------
Net
Assets......................................................
 .........................................      $
49,772,522

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $        42,954
   Paid-in capital in excess of
par.........................................................
 .............           46,175,447

-----------------

46,218,401
   Accumulated net realized loss on
investments.................................................
 .........               35,227
   Net unrealized appreciation on
investments.................................................
 ...........            3,518,894

-----------------
Net assets, February 28,
1997........................................................
 ....................      $    49,772,522

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($28,917,752 / 2,494,993 shares of beneficial interest
issued and outstanding).....................
$11.59
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .36

-----------------
   Maximum offering price to
public......................................................
 ................               $11.95

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($20,811,720 / 1,796,720 shares of beneficial interest
issued and outstanding).....................
$11.58

-----------------

-----------------
Class C:
   Net asset value, offer price and redemption price per
share
      ($42,851 / 3,700 shares of beneficial interest issued
and outstanding).............................
$11.58

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($199.32 / 17.198 shares of beneficial interest issued
and outstanding)............................
$11.59

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 1,522,380
                                              --------------
---
Expenses
   Management fee..........................          125,283
   Distribution fee--Class A...............           14,345
   Distribution fee--Class B...............           53,449
   Distribution fee--Class C...............              163
   Custodian's fees and expenses...........           33,000
   Report to shareholders..................           27,000
   Transfer agent's fees and expenses......           18,000
   Registration fees.......................           18,000
   Legal fees and expenses.................            5,500
   Audit fee and expenses..................            5,000
   Trustees' fees and expenses.............            1,800
   Miscellaneous...........................            2,351
                                              --------------
---
      Total expenses.......................          303,891
   Less: Management fee waiver.............
(12,528)
      Custodian fee credit.................
(442)
                                              --------------
---
      Net expenses.........................          290,921
                                              --------------
---
Net investment income......................        1,231,459
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          355,657
   Financial futures transactions..........
(134,644)
                                              --------------
---
                                                     221,013
                                              --------------
---
Net change in unrealized appreciation/depreciation of:
   Investments.............................          782,667
                                              --------------
---
Net gain on investments....................        1,003,680
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,235,139
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Changes in Net Assets (Unaudited)
                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........     $ 1,231,459         $
2,623,076
   Net realized gain on
      investment transactions...         221,013
1,014,811
   Net change in unrealized
      appreciation/depreciation
      of investments............         782,667
(1,098,536)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       2,235,139
2,539,351
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................        (729,817)
(1,420,826)
      Class B...................        (500,669)
(1,200,467)
      Class C...................            (970)
(1,783)
      Class Z...................              (3)
--
                                  -----------------    -----
----------
                                      (1,231,459)
(2,623,076)
                                  -----------------    -----
----------
   Distributions from net realized gains
      Class A...................        (438,141)
(162,429)
      Class B...................        (318,452)
(151,088)
      Class C...................            (707)
(242)
      Class Z...................              (3)
--
                                  -----------------    -----
----------
                                        (757,303)
(313,759)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................       1,226,524
2,218,216
   Net asset value of shares
      issued in reinvestment of
      dividends.................       1,195,693
1,723,072
   Cost of shares reacquired....      (3,757,958)
(8,587,851)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............      (1,335,741)
(4,646,563)
                                  -----------------    -----
----------
Total decrease..................      (1,089,364)
(5,044,047)
Net Assets
Beginning of period.............      50,861,886
55,905,933
                                  -----------------    -----
----------
End of period...................     $49,772,522
$50,861,886
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Massachusetts Series (the 'Series')
commenced investment
operations in September, 1984. The Series is diversified and seeks to achieve
its investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin'. Subsequent
payments, known as
'variation margin', are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. The Series invests in financial
futures contracts
solely for the purpose of hedging its existing portfolio
securities or
securities the Series intends to purchase against
fluctuations in value caused
by changes in prevailing market interest rates. Should
interest rates move
unexpectedly, the Series may not achieve the anticipated
benefits of the
financial futures contracts and may realize a loss. The use
of futures
transactions involves the risk of imperfect correlation in
movements in the
price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Fund currently owns or
intends to purchase.
When the Fund purchases an option, it pays a premium and an
amount equal to that
premium is recorded as an investment. When the Fund writes
an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Fund realizes
a gain or loss to the extent of the premium received or
paid. If an option is
exercised, the premium received or paid is an adjustment to
the proceeds from
the sale or the cost basis of the purchase in determining
whether the Fund has
realized a gain or loss. The difference between the premium
and the amount
received or paid on effecting a closing purchase or sale
transaction is also
treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code
------------------------------------------------------------
--------------------
                                     -----
                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
applicable to regulated investment companies and to
distribute all of its net
income to shareholders. For this reason no federal income
tax provision is
required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $12,528 ($0.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by PSI. The distribution fees are accrued daily and payable monthly. No
distribution or service fees are paid to PSI as distributor
for the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $1,500 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI advised the Series that during the six months ended
February 28, 1997, it
received approximately $19,600 in contingent deferred sales
charges imposed upon
certain redemptions by Class B and C shareholders.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $12,200 for
the services of
PMFS. As of February 28, 1997, approximately
------------------------------------------------------------
--------------------
                                     -----
                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)   MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
$2,000 of such fees were due to PMFS. Transfer agent fees
and expenses in the
Statement of Operations include certain out-of-pocket
expenses paid to
non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997,
were $3,323,925 and
$4,866,740, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997, was $45,768,349 and accordingly, net unrealized
appreciation of
investments for federal income tax purposes was $3,410,065
(gross unrealized
appreciation--$3,450,251, gross unrealized depreciation--
$40,186).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective December 6, 1996 the Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and fiscal year ended August 31, 1996 were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------    -------
----
Six months ended February 28, 1997:
Shares sold..........................      18,078    $
212,370
Shares issued in reinvestment of
  dividends and distributions........      61,939
719,183
Shares reacquired....................    (148,484)
(1,730,108)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................     (68,467)
(798,555)
Shares issued upon conversion from
  Class B............................     131,464
1,530,032
                                       ----------    -------
----
Net increase in shares outstanding...      62,997    $
731,477
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1996:
Shares sold..........................      41,217    $
487,329
Shares issued in reinvestment of
  dividends and distributions........      80,396
943,108
Shares reacquired....................    (389,160)
(4,544,162)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................    (267,547)
(3,113,725)
Shares issued upon conversion from
  Class B............................     333,272
3,892,048
                                       ----------    -------
----
Net increase in shares outstanding...      65,725    $
778,323
                                       ----------    -------
----
                                       ----------    -------
----

------------------------------------------------------------
--------------------
                                     -----

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class B                                  Shares
Amount
-------------------------------------  ----------    -------
----
Six months ended February 28, 1997:
Shares sold..........................      86,570    $
1,008,353
Shares issued in reinvestment of
  dividends and distributions........      40,937
474,820
Shares reacquired....................    (173,172)
(2,017,784)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................     (45,665)
(534,611)
Shares issued upon conversion from
  Class B............................    (131,495)
(1,530,032)
                                       ----------    -------
----
Net increase in shares outstanding...    (177,160)
$(2,064,643)
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1996:
Shares sold..........................     144,346    $
1,689,531
Shares issued in reinvestment of
  dividends and distributions........      66,308
777,976
Shares reacquired....................    (343,488)
(4,032,383)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................    (132,834)
(1,564,876)
Shares reacquired upon conversion
  into Class A.......................    (333,455)
(3,892,048)
                                       ----------    -------
----
Net decrease in shares outstanding...    (466,289)
$(5,456,924)
                                       ----------    -------
----
                                       ----------    -------
----
Class C
-------------------------------------
Six months ended February 28, 1997:
Shares sold..........................         483    $
5,600
Shares issued in reinvestment of
  dividends and distributions........         146
1,688
Shares reacquired....................        (870)
(10,066)
                                       ----------    -------
----
Net increase in shares outstanding...        (241)   $
(2,778)
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1996:
Shares sold..........................       3,492    $
41,356
Shares issued in reinvestment of
  dividends and distributions........         170
1,988
Shares reacquired....................        (958)
(11,306)
                                       ----------    -------
----
Net increase in shares outstanding...       2,704    $
32,038
                                       ----------    -------
----
                                       ----------    -------
----
Class Z
-------------------------------------
December 6, 1996(a) through
  February 28, 1997:
Shares sold..........................          17    $
200
Shares issued in reinvestment of
  distributions......................          --
3
Shares reacquired....................          --
--
                                       ----------    -------
----
Net increase in shares outstanding...          17    $
203
                                       ----------    -------
----
                                       ----------    -------
----

------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class A
                                                  ----------
-----------------------------------------------------------
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
                                                      1997
1996        1995        1994       1993       1992
                                                      ------
-------     -------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............    $  11.54
$ 11.63     $ 11.37     $12.17     $11.50     $10.94
                                                      ------
-------     -------     ------     ------     ------
Income from investment operations
Net investment income...........................
 .29(a)        .59(a)      .65(a)     .67        .68
 .69
Net realized and unrealized gain (loss) on
   investment transactions......................         .23
(.02)        .26       (.73)       .67        .56
                                                      ------
-------     -------     ------     ------     ------
   Total from investment operations.............         .52
 .57         .91       (.06)      1.35       1.25
                                                      ------
-------     -------     ------     ------     ------
Less distributions
Dividends from net investment income............
(.29)         (.59)       (.65)      (.67)      (.68)
(.69)
Distributions from net realized gains...........
(.18)         (.07)         --       (.07)        --
--
                                                      ------
-------     -------     ------     ------     ------
   Total distributions..........................
(.47)         (.66)       (.65)      (.74)      (.68)
(.69)
                                                      ------
-------     -------     ------     ------     ------
Net asset value, end of period..................    $  11.59
$ 11.54     $ 11.63     $11.37     $12.17     $11.50
                                                      ------
-------     -------     ------     ------     ------
                                                      ------
-------     -------     ------     ------     ------
TOTAL RETURN(b):................................
4.59%         4.93%       8.33%      (.58)%    12.10%
11.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................    $ 28,918
$28,058     $27,525     $2,293     $2,325     $  903
Average net assets (000)........................    $ 28,928
$28,091     $15,837     $2,578     $1,336     $  770
Ratios to average net assets:
   Expenses, including distribution fees........
1.26%(a)(d)    1.06%(a)     .97%(a)    .87%      .95%
 .99%
   Expenses, excluding distribution fees........
1.16%(a)(d)     .96%(a)     .87%(a)    .77%      .85%
 .89%
   Net investment income........................
5.09%(a)(d)    5.06%(a)    5.59%(a)   5.60%     5.79%
6.14%
For Class A, B, C and Z shares:
   Portfolio turnover rate(c)...................
7%           18%         36%        33%        56%
32%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Portfolio turnover is calculated on the basis of the
Fund as a whole without
    distinguishing between the classes of shares issued.
(d) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     11

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class B
                                                  ----------
------------------------------------------------------------
--
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
---
                                                      1997
1996        1995        1994        1993        1992
                                                      ------
-------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............    $  11.53
$ 11.62     $ 11.36     $ 12.17     $ 11.49     $ 10.94
                                                      ------
-------     -------     -------     -------     -------
Income from investment operations
Net investment income...........................
 .27(a)        .54(a)      .60(a)      .61         .63
 .64
Net realized and unrealized gain (loss) on
   investment transactions......................         .23
(.02)        .26        (.74)        .68         .55
                                                      ------
-------     -------     -------     -------     -------
   Total from investment operations.............         .50
 .52         .86        (.13)       1.31        1.19
                                                      ------
-------     -------     -------     -------     -------
Less distributions
Dividends from net investment income............
(.27)         (.54)       (.60)       (.61)       (.63)
(.64)
Distributions from net realized gains...........
(.18)         (.07)         --        (.07)         --
--
                                                      ------
-------     -------     -------     -------     -------
   Total distributions..........................
(.45)         (.61)       (.60)       (.68)       (.63)
(.64)
                                                      ------
-------     -------     -------     -------     -------
Net asset value, end of period..................    $  11.58
$ 11.53     $ 11.62     $ 11.36     $ 12.17     $ 11.49
                                                      ------
-------     -------     -------     -------     -------
                                                      ------
-------     -------     -------     -------     -------
TOTAL RETURN(b):................................
4.38%         4.51%       7.90%      (1.15)%     11.77%
11.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................    $ 20,812
$22,758     $28,367     $55,420     $61,121     $53,449
Average net assets (000)........................    $ 21,557
$25,751     $39,455     $59,544     $55,965     $50,607
Ratios to average net assets:
   Expenses, including distribution fees........
1.66%(a)(c)    1.46%(a)    1.34%(a)    1.27%      1.35%
1.39%
   Expenses, excluding distribution fees........
1.16%(a)(c)     .96%(a)     .84%(a)     .77%       .85%
 .89%
   Net investment income........................
4.68%(a)(c)    4.66%(a)    5.37%(a)    5.20%      5.39%
5.74%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     12

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class C                                Class Z
                                                  ----------
-----------------------------------------------     --------
----

August 1,      December 6,
                                                   Six
Months                                     1994(d)
1996(e)
                                                     Ended
Year Ended August 31,        through         through
                                                  February
28,     -------------------------     August 31,
February 28,
                                                      1997
1996           1995           1994            1997
                                                      -----
-----          -----          -----           -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............     $11.53
$11.62         $11.36         $11.41          $11.80
                                                      -----
-----          -----          -----           -----
Income from investment operations
Net investment income...........................
 .25(a)          .51(a)         .57(a)         .04
 .15(a)
Net realized and unrealized gain (loss) on
   investment transactions......................        .23
(.02)           .26           (.05)           (.03)
                                                      -----
-----          -----          -----           -----
   Total from investment operations.............        .48
 .49            .83           (.01)            .12
                                                      -----
-----          -----          -----           -----
Less distributions
Dividends from net investment income............       (.25)
(.51)          (.57)          (.04)           (.15)
Distributions from net realized gains...........       (.18)
(.07)            --             --            (.18)
                                                      -----
-----          -----          -----           -----
   Total distributions..........................       (.43)
(.58)          (.57)          (.04)           (.33)
                                                      -----
-----          -----          -----           -----
Net asset value, end of period..................     $11.58
$11.53         $11.62         $11.36          $11.59
                                                      -----
-----          -----          -----           -----
                                                      -----
-----          -----          -----           -----
TOTAL RETURN(b):................................       4.25%
4.26%          7.60%         (0.27)%           .97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................     $   43
$   45         $   14         $  216(f)       $  199(f)
Average net assets (000)........................     $   44
$   41         $   14         $   15(f)       $  198(f)
Ratios to average net assets:
   Expenses, including distribution fees........
1.91%(a)(c)     1.72%(a)       1.60%(a)       1.57%(c)
1.16%(a  c)
   Expenses, excluding distribution fees........
1.16%(a)(c)      .97%(a)        .85%(a)        .82%(c)
1.16%(a  c)
   Net investment income........................
4.46%(a)(c)     4.39%(a)       5.07%(a)       5.06%(c)
6.21%(a  c)

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Amounts are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information                 MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                              BULK RATE
                                             U.S. POSTAGE
                                                 PAID
                                              Permit 6807
                                             New York, NY

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M655
74435M663     MF119E2
74435M564     Cat#642985K
74435M416


(ICON)
Prudential
Municipal
Series Fund
------------------
New York Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997

(LOGO)


Prudential Municipal Series Fund
New York Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential
Municipal Series Fund -- New York Series provided attractive tax-free yields.
Our total returns were very competitive with the average New York tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1                     As of 2/28/97


                          Six             One          Five
Ten             Since
                         Months           Year         Years
Years         Inception2
Class A                   5.0%         4.3% (4.2)4    41.4%
(40.1)4    N/A           69.1% (67.9)4
Class B                   4.9          3.9  (3.8)4    38.6
(37.3)4   78.7%(77.4)4   168.2  (166.8)4
Class C                   4.8 (4.7)4   3.6  (3.5)4    N/A
N/A                      16.5  (15.2)4
Class Z                   N/A          N/A            N/A
N/A                       1.0
Lipper NY Muni Avg.3      4.8          4.4            40.0
97.1                    ***


Average Annual Total Returns1                   As of
3/31/97

                           One         Five         Ten
Since
                           Year       Years         Years
Inception2
     Class A            1.9% (1.8)4   6.2%          N/A
7.0% (6.9)4
     Class B            -.5  (-.6)4   6.2           5.9%
8.1
     Class C            3.3  (3.2)4   N/A           N/A
5.4  (5.3)4

Dividends &
 Yields
As of 2/28/97                                      Taxable
Equivalent Yield5
             Total Dividends         30-Day
At Tax Rates Of
             Paid for Six Mos.      SEC Yield
36%         39.6%
    Class A      $0.56               4.67%
7.83%        8.30%
    Class B      $0.54               4.41
7.40         7.84
    Class C      $0.52               4.16
6.98         7.39
    Class Z      $0.41               4.97
8.34         8.83

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Class
Z shares have been in existence for less than one year, and therefore no average annual returns are presented.

2Inception dates: 1/22/90 Class A; 9/13/84 Class B; 8/1/94
Class C; 12/6/96
Class Z.

3The Lipper New York Municipal Bond fund average includes 97 funds for six months, 94 funds for one year, 43 funds for five years and 24 funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 67.9%, which includes 34 funds; for Class B is 186.9% for 12 funds and for Class C is
17.0% for 68 funds.

How Investments Compared.
    (As of 2/28/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager                 (PICTURE)

Portfolio
Manager's Report
The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from New York state, New York
City, and federal income taxes, while still attempting to preserve capital.
Certain shareholders may be subject to federal alternative minimum tax, however. There can be no assurance that the Series will achieve its investment objective.

High Yield Bonds.
The Trustees adopted a new policy which permits your Series to invest up to
30% of total investments in bonds rated below investment grade by Moody's and
S&P. High yield bonds, also known as "junk bonds," are subject to greater market and credit risks than investment grade bonds. Prudential maintains a large and experienced credit group which evaluates new purchases and existing holdings. By purchasing these securities, we seek to broaden our investment pool and enhance the Series' returns for you.

Strategy Session.
------------------------------------------------------------
--------------
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at
5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average New
York state tax-free
municipal bond fund. We did not want to be caught off guard if the Federal
Reserve raised short-term interest rates.

What Went Well.
------------------------------------------------------------
------
The Empire State's
Budget Strikes Back.
New York state, which has in recent years been known for large projected budget deficits -- and late budgets -- was seen finishing the current fiscal year with a budget surplus of about $1 billion. Part of this good fortune was the result of the very impressive performance of securities firms in conjunction with the current stock market rally -- and the bonuses paid to employees. The Empire State may also benefit in the short run from federal welfare reform as a result of the spending formula involved and a recent drop in state welfare rolls. New York's credit rating was A2 by Moody's Investors
Services.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors.

And Not So Well.
------------------------------------------------------------
----------
Is There Too
Much Insurance?
The increasing use of bond insurance in the municipal market is becoming a concern of ours. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds are available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Series to purchase bonds that could further enhance yield.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average New York state tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the
Federal Reserve acts to increase interest rates.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
           (CHART)


Five Largest Issuers.
7.4%    New York City
        General Obligation
5.9%    New York State
        Dorm Authority
5.2%    NY State Local
        Government Assistance
4.8%    NY State Urban
        Development Corp.
4.8%    Metropolitan
        Transportation Authority
        New York Svc. Contract
Expressed as a percentage of total net assets as of 2/28/97.

                                     1

President's Letter                        April 10, 1997
(PICTURE)

We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
  Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- We're On Your Side. Your Prudential Securities Financial
Advisor or
  Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals.
  Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.2%
------------------------------------------------------------
------------------------------------------------------------
------
City of Elmira, Wtr. Impt., Ser. B, A.M.B.A.C.
Aaa           5.95%       3/01/16   $  5,395     $
5,574,060
City of New Rochelle Ind. Dev. Agcy.,
   Coll. of New Rochelle
Baa2          6.625       7/01/12        500
518,285
   Coll. of New Rochelle
Baa2          6.75        7/01/22      2,000
2,069,820
Dutchess Cnty. Res. Rec. Agcy. Rev., Solid Waste Mgmt., Ser.
   A, F.G.I.C.
Aaa           7.50        1/01/09      1,150
1,249,314
Islip Res. Rec., Ser. B, A.M.B.A.C.
Aaa           7.20        7/01/10      1,745
2,055,034
Jefferson Cnty. Ind. Dev. Agcy., Solid Waste Disp. Rev.
Baa1          7.20       12/01/20      1,500
1,610,430
Met. Trans. Auth. Facs. Rev.,
   Cap. Apprec., Ser. N, F.G.I.C.
Aaa          Zero         7/01/13      4,000
1,679,880
   Commuter Facs., Ser. A, F.G.I.C.
Aaa          5.60         7/01/09        500
512,970
   Commuter Facs., Ser. A, F.G.I.C.
Aaa          5.70         7/01/10      1,000
1,026,480
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa          5.60         7/01/09      2,900
2,975,226
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa          5.70         7/01/10      4,600
4,721,808
   Trans. Facs. Rev., Ser. N, F.G.I.C.
Aaa          Zero         7/01/12      5,575
2,469,000
Met. Trans. Auth., New York Svc. Contract,
   Cap. Apprec., Ser. 7, M.B.I.A.
Aaa         Zero          7/01/08      8,760
4,904,637
   Cap. Apprec., Ser. 7, M.B.I.A.
Aaa         Zero          7/01/09      4,205
2,210,190
   Commuter Facs., Ser. O
Baa1          5.50        7/01/17      2,500
2,410,900
   Trans. Facs. Rev., Ser. O
Baa1          5.75        7/01/08      2,740
2,815,651
   Trans. Facs. Rev., Ser. O
Baa1          5.75        7/01/13      1,975
1,995,718
Mun. Assist. Corp. for New York City, Ser. E
Aa            6.00        7/01/06      6,700
7,241,427
New York City Ind. Dev. Agcy., Spec. Fac. Rev.,
   U.S.T.A. National Tennis Center Proj., F.S.A.
Aaa           6.375      11/15/14      1,000
1,083,250
   Y.M.C.A. Of Greater N.Y. Proj.
Aaa           8.00        8/01/16      1,350(b)
1,561,545
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   Ser. A
A2            5.50        6/15/24      9,000
8,572,230
   Ser. B
A2            5.875       6/15/26      4,500
4,501,260
New York City, Gen. Oblig.,
   Ser. A
Aaa           7.75        3/15/03      3,330(b)
3,703,659
   Ser. B
Aaa           8.00        6/01/99        890(b)
966,264
   Ser. B
Baa1          8.00        6/01/99        130
140,088
   Ser. B
Baa1          7.50        2/01/01      4,000
4,362,600

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York City, Gen. Oblig., (cont'd)
   Ser. D
Aaa           8.00%       8/01/03   $  1,055(b)  $
1,217,818
   Ser. D
Baa1          8.00        8/01/03      1,445
1,628,226
   Ser. D
Baa1          7.70        2/01/09      3,040
3,394,707
   Ser. F
Aaa           8.20       11/15/03        515(b)
602,916
   Ser. F
Baa1          8.20       11/15/03      2,485
2,828,800
   Ser. G
Baa1          5.75       10/15/10      4,095
4,052,781
   Ser. G
Baa1          5.75       10/15/12      7,085
6,920,415
   Ser. G
Baa1          5.875      10/15/14      2,500
2,458,075
   Ser. H
Baa1          6.00        8/01/17      2,400
2,355,576
New York St. Dorm. Auth. Rev.,
   City Univ. Refunding Bonds
Baa1          6.00        7/01/14      6,500
6,676,280
   City Univ. Sys. Cons., Ser. D
Baa1          7.00        7/01/09      1,880
2,087,232
   City Univ., Ser. A
BBB(c)        8.125       7/01/07        890(b)
957,080
   City Univ., Ser. A
Baa1          8.125       7/01/07      2,545
2,713,606
   Coll. & Univ. Ed., M.B.I.A.
Aaa         Zero          7/01/04      2,255
1,582,762
   Cornell University
Aa2           5.40        7/01/14      2,245
2,256,943
   Episcopal Hlth. Svcs., G.N.M.A.
AAA(c)        7.55        8/01/29      3,000
3,245,580
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa            7.625       8/15/08      2,555
2,675,903
   Long Island Med. Ctr., Ser. A, F.H.A.
Aa            7.75        8/15/27      4,100
4,299,588
   Mental Hlth. Svcs. Fac. Impvt., Ser. B
Baa1          6.50        8/15/11      3,000
3,277,650
   Mount Sinai Med. Sch., Ser. A, M.B.I.A.
Aaa           5.00        7/01/13      2,945
2,814,890
   Spec. Act. Sch. Districts, F.G.I.C.
Aaa           7.00        7/01/13      3,050
3,326,482
   St. John's Univ., M.B.I.A.
Aaa           5.60        7/01/16      1,000
995,240
   St. John's Univ., M.B.I.A.
Aaa           5.70        7/01/26      1,650
1,642,872
   St. Univ. Edl. Facs., Ser. A
Baa1          5.25        5/15/15      8,600
8,089,934
New York St. Energy Resch. & Dev. Auth. Rev.,
   Brooklyn Union Gas Co., Ser. B, M.B.I.A.
Aaa           6.75        2/01/24      2,000(e)
2,163,600
   Brooklyn Union Gas Co., Ser. D, M.B.I.A.
Aaa           5.635(d)    7/08/26      4,000
3,804,560
   Con. Edison Co.
A1            7.50        7/01/25      6,735
7,173,920
   Con. Edison Co., Ser. A
A1            7.50        1/01/26      4,775
5,111,876
New York St. Environ. Facs. Corp., Poll. Ctrl. Rev.,
   Ser. C
Aaa           5.35        7/15/07      2,000
2,070,780
   Ser. C
Aaa           5.45        7/15/08      3,090
3,190,209
   Ser. C
Aaa           5.55        7/15/09      1,375
1,420,760
   St. Wtr. Revolving Fund, Ser. B
Aa2           7.50        3/15/11      1,300
1,394,042
   St. Wtr. Revolving Fund, Ser. E
Aa2           6.50        6/15/14      1,000
1,073,520

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Hsg. Fin. Agcy. Rev., Ser. A,
   Multifamily Hsg.
Aa            7.05%       8/15/24   $  1,000     $
1,057,480
   St. Univ. Constr.
Aaa           8.00        5/01/11      3,600
4,502,880
New York St. Local Gov't. Assist. Corp.,
   Ser. C
A3          Zero          4/01/14     11,882
4,638,377
   Ser. E
A3            6.00        4/01/14      6,135
6,513,836
   Ser. E
A3            5.25        4/01/16      4,500
4,336,920
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   Mental Hlth. Svcs., Ser. A
Aaa           7.50        8/15/07          5(b)
5,654
   Mental Hlth. Svcs., Ser. A
Baa1          7.50        8/15/07        810
898,387
   New York Hosp., Ser. A, A.M.B.A.C., F.H.A.
Aaa           6.50        8/15/29      3,000
3,266,790
   St. Francis Hosp., Proj. A, F.G.I.C.
Aaa           7.60       11/01/08      2,350
2,516,404
New York St. Mtge. Agcy. Rev.,
   Homeowner Mtge., Ser. A
Aa            8.05       10/01/21      3,070
3,230,438
   Homeowner Mtge., Ser. 55
Aa            5.95       10/01/17      2,000
2,042,220
   Homeowner Mtge., Ser. 60
Aaa           6.00       10/01/22      8,000
8,026,160
New York St. Mun. Bond Bank Agcy., Spec. Proj. Rev., Ser. A
A+(c)         6.75        3/15/11      3,000
3,228,510
New York St. Thrwy. Auth. Svc. Contract Rev., Local Highway
&
   Bridge
Baa1          6.45        4/01/15      1,000
1,049,840
New York St. Urban Dev. Corp. Rev.,
   Correctional Cap. Facs., A.M.B.A.C.
Aaa         Zero          1/01/08     10,000
5,743,900
   Correctional Cap. Facs., Ser.5, A.M.B.A.C.
Aaa           6.00        1/01/04      4,415
4,744,491
   Senior Lien Corporation Purpose
Aaa           5.50        7/01/26      4,950
4,768,385
   St. Facs.
Baa1          5.75        4/01/11      5,000
5,023,700
   St. Facs.
Baa1          5.75        4/01/12      5,750
5,766,905
   St. Facs.
Baa1          5.60        4/01/15      2,000
1,959,820
   Subordinated Lien Corporation Purpose
A             5.50        7/01/16     10,000
9,641,800
Port Auth. of New York & New Jersey, Ser. 70
A1            7.25        8/01/25      1,000
1,073,840
Puerto Rico Commonwealth,
   Gen. Oblig., A.M.B.A.C.
Aaa           7.00        7/01/10      6,500
7,670,260
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa           7.00        7/01/10      1,250
1,475,050
   Hwy. & Trans. Auth. Rev., Ser. W, M.B.I.A.
Aaa           5.50        7/01/13     11,000
11,274,010
Puerto Rico Elec. Pwr. Auth. Rev., Pub. Impvt. Ref.,
M.B.I.A.       Aaa         Zero          7/01/04     10,845
7,733,027
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Gov't. Facs., Ser.
A,
   A.M.B.A.C.
Aaa           6.25        7/01/15      2,050
2,271,380
Rockland Cnty. Solid Waste Mgmt. Auth., Ser. B, A.M.B.A.C.
Aaa           5.625      12/15/14      1,585
1,580,435
Suffolk Cnty. Ind. Dev. Agcy., Southwest Swr. Sys. Rev.,
   F.G.I.C.
Aaa           6.00        2/01/07      1,000
1,085,600
Suffolk Cnty. Wtr. Auth., Waterworks Rev., M.B.I.A.
Aaa           6.00        6/01/09      5,160
5,608,404
Triborough Bridge & Tunl. Auth. Rev., Ser. A, M.B.I.A.
Aaa           6.00        1/01/10      2,000
2,162,040

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Value
Description (a)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.2%
(cost $283,064,668; Note 4)
$297,333,292
Other assets in excess of liabilities--0.8%
2,320,453

------------
Net Assets--100%
$299,653,745

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at year end.
(e) Pledged as initial margin on financial futures
contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Statement of Assets and Liabilities            PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                    NEW YORK
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$283,064,668)...............................................
 .................        $ 297,333,292
Interest
receivable..................................................
 ....................................            3,494,062
Receivable for Series shares
sold........................................................
 ................              145,859
Other
assets......................................................
 .......................................                6,887

-----------------
   Total
assets......................................................
 ....................................          300,980,100

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              879,258
Dividends
payable.....................................................
 ...................................              135,420
Management fee
payable.....................................................
 ..............................              104,018
Accrued expenses and other
liabilities.................................................
 ..................              140,323
Distribution fee
payable.....................................................
 ............................               62,260
Deferred trustees'
fees........................................................
 ..........................                2,959
Due to broker - variation
margin......................................................
 ...................                2,117

-----------------
   Total
liabilities.................................................
 ....................................            1,326,355

-----------------
Net
Assets......................................................
 .........................................        $
299,653,745

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     254,284
   Paid-in capital in excess of
par.........................................................
 .............          284,331,545

-----------------

284,585,829
   Accumulated net realized gain on
investments.................................................
 .........              799,292
   Net unrealized appreciation on
investments.................................................
 ...........           14,268,624

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 299,653,745

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($173,112,820 / 14,691,951 shares of beneficial
interest issued and outstanding)...................
$11.78
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .36

-----------------
   Maximum offering price to
public......................................................
 ................               $12.14

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($125,689,430 / 10,664,163 shares of beneficial
interest issued and outstanding)...................
$11.79

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($843,029 / 71,526 shares of beneficial interest
issued and outstanding)...........................
$11.79

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($8,466 / 718 shares of beneficial interest issued and
outstanding)................................
$11.79

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 8,826,040
                                              --------------
---
Expenses
   Management fee..........................          754,700
   Distribution fee--Class A...............           86,158
   Distribution fee--Class B...............          321,894
   Distribution fee--Class C...............            3,017
   Transfer agent's fees and expenses......           82,000
   Custodian's fees and expenses...........           42,000
   Reports to shareholders.................           30,000
   Registration fees.......................           20,000
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees..........................            1,800
   Miscellaneous...........................            9,398
                                              --------------
---
      Total expenses.......................        1,361,467
   Less: Management fee waiver.............
(75,470)
      Custodian fee credit.................
(7,303)
                                              --------------
---
      Net expenses.........................        1,278,694
                                              --------------
---
Net investment income......................        7,547,346
                                              --------------
---
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on:
   Investment transactions.................          688,072
   Financial futures transactions..........          162,171
                                              --------------
---
                                                     850,243
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................        6,406,255
   Financial futures contracts.............
(77,625)
                                              --------------
---
                                                   6,328,630
                                              --------------
---
Net gain on investments....................        7,178,873
                                              --------------
---
Net Increase in Net Assets Resulting from
Operations.................................      $14,726,219
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   7,547,346       $
16,230,346
   Net realized gain on
      investment transactions...          850,243
9,002,172
   Net change in unrealized
      appreciation of
      investments...............        6,328,630
(11,302,364)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       14,726,219
13,930,154
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment income
      Class A...................       (4,458,054)
(8,811,465)
      Class B...................       (3,071,041)
(7,388,688)
      Class C...................          (18,214)
(30,193)
      Class Z...................              (37)
--
                                  -----------------    -----
----------
                                       (7,547,346)
(16,230,346)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................          (59,069)
--
      Class B...................          (42,280)
--
      Class C...................             (262)
--
                                  -----------------    -----
----------
                                         (101,611)
--
                                  -----------------    -----
----------
   Distributions from net realized gains
      Class A...................       (3,839,493)
(701,061)
      Class B...................       (2,748,185)
(645,835)
      Class C...................          (17,035)
(2,246)
      Class Z...................               (4)
--
                                  -----------------    -----
----------
                                       (6,604,717)
(1,349,142)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................        6,707,413
18,427,055
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        8,972,652
10,492,197
   Cost of shares reacquired....      (21,176,261)
(47,159,422)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............       (5,496,196)
(18,240,170)
                                  -----------------    -----
----------
Total decrease..................       (5,023,651)
(21,889,504)
Net Assets
Beginning of period.............      304,677,396
326,566,900
                                  -----------------    -----
----------
End of period...................    $ 299,653,745       $
304,677,396
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     NEW YORK
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of fourteen series.
The monies of each series are invested in separate,
independently managed
portfolios. The New York Series (the 'Series') commenced
investment operations
in September, 1984. The Series is diversified and seeks to
achieve its
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state and city income taxes with the
minimum of risk by
investing in 'investment grade' tax-exempt securities and
whose ratings are
within the four highest ratings categories by a nationally
recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic developments in a
specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees), and
unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                       9

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     NEW YORK
SERIES
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gain by $101,611, due to the sale
of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers and employees of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $75,470 ($0.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C plans'), regardless of
expenses actually
incurred by PSI. The distribution fees are accrued daily and payable monthly. No
distribution or service fees are paid to PSI as distributor
of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $8,000 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $104,000 in contingent deferred sales charges imposed
upon certain redemptions by Class B shareholders.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $61,000 for
the services of
PMFS. As of February 28, 1997, approximately $9,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$98,979,854 and
$98,701,993, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997 was substantially the same as for financial reporting
purposes and
------------------------------------------------------------
--------------------
                                       10

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     NEW YORK
SERIES
------------------------------------------------------------
--------------------
accordingly, net unrealized appreciation on investments for
federal income tax
purposes was $14,268,624 (gross unrealized appreciation--
$14,529,845, gross
unrealized depreciation--$261,221).
At February 28, 1997 the Series sold 121 financial futures
on U.S. Treasury
bonds which expire in June 1997. The value at sale of such
contracts was
$13,340,250. The value of such contracts on February 28,
1997 was also
$13,340,250, thereby not resulting in any unrealized gain or loss.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective December 6, 1996, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and the fiscal year ended August 31, 1996 were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Six months ended February 28,
  1997:
Shares sold.......................       81,809    $
969,636
Shares issued in reinvestment of
  dividends and distributions.....      451,484
5,326,395
Shares reacquired.................     (997,951)
(11,837,317)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (464,658)
(5,541,286)
Shares issued upon conversion from
  Class B.........................      877,594
10,466,333
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      412,936    $
4,925,047
                                    -----------    ---------
----
                                    -----------    ---------
----
Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended August 31, 1996:
Shares sold.......................      288,545    $
3,471,580
Shares issued in reinvestment of
  dividends and distributions.....      482,548
5,793,739
Shares reacquired.................   (1,836,870)
(21,951,600)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............   (1,065,777)
(12,686,281)
Shares issued upon conversion from
  Class B.........................    1,655,227
19,855,903
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      589,450    $
7,169,622
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
----------------------------------
Six months ended February 28,
  1997:
Shares sold.......................      474,236    $
5,631,283
Shares issued in reinvestment of
  dividends and distributions.....      306,349
3,614,213
Shares reacquired.................     (772,555)
(9,173,394)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............        8,030
72,102
Shares reacquired upon conversion
  into Class A....................     (877,248)
(10,466,333)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................     (869,218)   $
(10,394,231)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended August 31, 1996:
Shares sold.......................    1,214,638    $
14,603,191
Shares issued in reinvestment of
  dividends and distributions.....      388,580
4,669,975
Shares reacquired.................   (2,099,335)
(25,184,658)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (496,117)
(5,911,492)
Shares reacquired upon conversion
  into Class A....................   (1,655,227)
(19,855,903)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................   (2,151,344)   $
(25,767,395)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
----------------------------------
Six months ended February 28,
  1997:
Shares sold.......................        8,288    $
98,131
Shares issued in reinvestment of
  dividends and distributions.....        2,714
32,010
Shares reacquired.................      (13,931)
(165,550)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................       (2,929)   $
(35,409)
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
                                       11

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     NEW YORK
SERIES
------------------------------------------------------------
--------------------

Class C                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended August 31, 1996:
Shares sold.......................       29,584    $
352,284
Shares issued in reinvestment of
  dividends and distributions.....        2,378
28,483
Shares reacquired.................       (1,951)
(23,164)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................       30,011    $
357,603
                                    -----------    ---------
----
                                    -----------    ---------
----
Class Z
----------------------------------
December 6, 1996 (a) through
  February 28, 1997:
Shares sold.......................          715    $
8,363
Shares issued in reinvestment of
  dividends and distributions.....            3
34
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................          718    $
8,397
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                       12

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Class A
                                               -------------
------------------------------------------------------------
                                                Six Months
                                                  Ended
Year Ended August 31,
                                               February 28,
--------------------------------------------------------
                                                   1997
1996         1995        1994        1993        1992
                                               ------------
--------     --------     -------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  11.77
$  11.91     $  11.71     $ 12.54     $ 11.75     $11.08
                                               ------------
--------     --------     -------     -------     ------
Income from investment operations
Net investment income......................           .30(a)
 .63(a)       .66(a)      .67         .70        .71
Net realized and unrealized gain (loss) on
   investment transactions.................           .27
(.09)         .20        (.83)        .79        .67
                                               ------------
--------     --------     -------     -------     ------
   Total from investment operations........           .57
 .54          .86        (.16)       1.49       1.38
                                               ------------
--------     --------     -------     -------     ------
Less distributions
Dividends from net investment income.......          (.30)
(.63)        (.66)       (.67)       (.70)      (.71)
Distributions from net realized gains......          (.26)
(.05)          --          --          --         --
                                               ------------
--------     --------     -------     -------     ------
   Total distributions.....................          (.56)
(.68)        (.66)       (.67)       (.70)      (.71)
                                               ------------
--------     --------     -------     -------     ------
Net asset value, end of period.............      $  11.78
$  11.77     $  11.91     $ 11.71     $ 12.54     $11.75
                                               ------------
--------     --------     -------     -------     ------
                                               ------------
--------     --------     -------     -------     ------
TOTAL RETURN(b):...........................          5.02%
4.53%        7.70%      (1.38)%     13.06%     12.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $173,113
$168,037     $163,025     $13,661     $11,821     $6,057
Average net assets (000)...................      $173,745
$168,291     $ 95,024     $13,454     $ 8,755     $4,024
Ratios to average net assets:
   Expenses, including distribution fees...
 .68%(a)/(c)      .68%(a)      .69%(a)     .74%      .74%
 .74%
   Expenses, excluding distribution fees...
 .58%(a)/(c)      .58%(a)      .59%(a)     .64%      .64%
 .64%
   Net investment income...................
5.17%(a)/(c)     5.24%(a)     5.65%(a)    5.46%     5.78%
6.19%
For Class A, B, C and Z shares:
   Portfolio turnover rate.................            34%
92%          57%         49%         44%        45%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            NEW YORK SERIES
------------------------------------------------------------
--------------------

Class B
                                             ---------------
------------------------------------------------------------
-----
                                              Six Months
                                                Ended
Year Ended August 31,
                                             February 28,
------------------------------------------------------------
                                                 1997
1996         1995         1994         1993         1992
                                             ------------
--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $  11.77
$  11.91     $  11.71     $  12.54     $  11.75     $  11.08
                                             ------------
--------     --------     --------     --------     --------
Income from investment operations
Net investment income......................         .28(a)
 .58(a)       .61(a)       .62          .65          .66
Net realized and unrealized gain (loss) on
   investment transactions.................         .28
(.09)         .20         (.83)         .79          .67
                                             ------------
--------     --------     --------     --------     --------
   Total from investment operations........         .56
 .49          .81         (.21)        1.44         1.33
                                             ------------
--------     --------     --------     --------     --------
Less distributions
Dividends from net investment income.......        (.28)
(.58)        (.61)        (.62)        (.65)        (.66)
Distributions from net realized gains......        (.26)
(.05)          --           --           --           --
                                             ------------
--------     --------     --------     --------     --------
   Total distributions.....................        (.54)
(.63)        (.61)        (.62)        (.65)        (.66)
                                             ------------
--------     --------     --------     --------     --------
Net asset value, end of period.............    $  11.79
$  11.77     $  11.91     $  11.71     $  12.54     $  11.75
                                             ------------
--------     --------     --------     --------     --------
                                             ------------
--------     --------     --------     --------     --------
TOTAL RETURN(b):...........................        4.90%
4.12%        7.27%       (1.77)%      12.61%       12.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $125,689
$135,764     $163,013     $331,982     $358,607     $316,472
Average net assets (000)...................    $129,825
$152,656     $230,033     $350,564     $330,823     $303,016
Ratios to average net assets:
   Expenses, including distribution fees...
1.08%(a)/(c)      1.08%(a)     1.11%(a)     1.14%
1.14%        1.14%
   Expenses, excluding distribution fees...
 .58%(a)/(c)       .58%(a)      .61%(a)      .64%
 .64%         .64%
   Net investment income...................
4.77%(a)/(c)      4.84%(a)     5.30%(a)     5.06%
5.38%        5.79%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NEW YORK
SERIES
------------------------------------------------------------
--------------------

Class C                                Class Z
                                               -------------
--------------------------------------------     -----------
-

August 1,      December 6,
                                                Six Months
1994(d)         1996(e)
                                                  Ended
Year Ended August 31,        Through         Through
                                               February 28,
-------------------------     August 31,     February 28,
                                                   1997
1996           1995           1994            1997
                                                   -----
-----          -----          -----       ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......       $11.77
$11.91         $11.71         $11.74         $  12.09
                                                   -----
-----          -----          -----       ------------
Income from investment operations
Net investment income......................          .26(a)
 .55(a)         .58(a)         .04              .15(a)
Net realized and unrealized gain (loss) on
   investment transactions.................          .28
(.09)           .20           (.03)            (.04)
                                                   -----
-----          -----          -----       ------------
   Total from investment operations........          .54
 .46            .78            .01              .11
                                                   -----
-----          -----          -----       ------------
Less distributions
Dividends from net investment income.......         (.26)
(.55)          (.58)          (.04)            (.15)
Distributions from net realized gains......         (.26)
(.05)            --             --             (.26)
                                                   -----
-----          -----          -----       ------------
   Total distributions.....................         (.52)
(.60)          (.58)          (.04)            (.41)
                                                   -----
-----          -----          -----       ------------
Net asset value, end of period.............       $11.79
$11.77         $11.91         $11.71         $  11.79
                                                   -----
-----          -----          -----       ------------
                                                   -----
-----          -----          -----       ------------
TOTAL RETURN(b):...........................         4.77%
3.86%          7.01%          0.06%            0.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............       $  843
$  876         $  529         $  142         $      8
Average net assets (000)...................       $  811
$  659         $  325         $   42         $      3
Ratios to average net assets:
   Expenses, including distribution fees...
1.33%(a)/(c)     1.33%(a)      1.36%(a)       1.62%(c)
 .58%(a)/(c)
   Expenses, excluding distribution fees...
 .58%(a)/(c)      .58%(a)       .61%(a)        .87%(c)
 .58%(a)/(c)
   Net investment income...................
4.52%(a)/(c)     4.59%(a)      5.05%(a)       5.17%(c)
5.27%(a)/(c)

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information                NEW YORK
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022


(LOGO)

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M747
74435M754   MF122E2
74435M523   Cat# 6423327
74435M440

(ICON)

Prudential
Municipal
Series Fund
--------------
Michigan Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
Michigan Series

Performance At A Glance.

The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the
Prudential Municipal Series Fund -- Michigan Series provided attractive tax-free yields. Our total returns were also competitive with the average Michigan tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1
As of 2/28/97
                        Six         One           Five
Ten              Since
                       Months       Year          Years
Years           Inception2
     Class A          4.5%           3.9% (3.8)4   39.8%
(39.7)4   N/A              65.7% (65.5)4
     Class B          4.5            3.5  (3.4)4   36.9
(36.8)4   83.4% (82.6)4   170.2  (167.4)4
     Class C          4.2            3.2           N/A
N/A              15.7  (15.6)4
Lipper OH Muni Avg.3  4.5            4.3           39.8
92.9             ***


Average Annual Total Returns1
As of 3/31/97
                         One               Five
Ten                Since
                         Year              Years
Years             Inception2
     Class A               1.8% (1.7)4       6.0%
N/A              6.6%
     Class B              -0.6  (-0.7)4      6.1  (6.0)4
6.2%             8.2  (8.1)4
     Class C               3.2  (3.1)4       N/A
N/A              5.1

 Dividends &
   Yields
As of 2/28/97

Taxable Equivalent Yield5
                     Total Dividends       30-Day
At Tax Rates Of
                    Paid for Six Mos.    SEC Yield
36%              39.6%
    Class A         $0.30               4.49% (4.44)4
7.34% (7.26)4     7.78% (7.69)4
    Class B         $0.28               4.23  (4.18)4
6.91  (6.83)4     7.33  (7.24)4
    Class C         $0.26               3.98  (3.93)4
6.50  (6.42)4     6.89  (6.81)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 9/19/84 Class B; 8/1/94
Class C.

3The Lipper Michigan Municipal Bond fund average includes 47 funds for six months, 46 funds for one year, 14 funds for five years and seven funds for
10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 67.7%, which includes 11 funds; for Class B is 186.7% for two funds; and Class C is
17.5% for 35 funds.

   How Investments Compared.
     (As of 2/28/97)
         (CHART)

  U.S.      General    General    Taxable
Growth       Bond     Muni Debt    Money
 Funds       Funds      Funds     Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

James M. Murphy, Fund Manager
Portfolio
Manager's Report
(PHOTO)

The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from Michigan state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however.
There can be no assurance that the Series' investment objective will be achieved.

New Manager Named.
In January 1997, James M. Murphy was named the new portfolio manager of the
Michigan Series. Jim joined Prudential in 1989 and brings to the position extensive experience as a municipal bond trader and credit analyst.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average
Michigan tax-free
municipal bond fund. We did not want to be caught off guard if the Federal
Reserve raised short-term interest rates.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
          (PIE CHART)

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve
Chairman Alan Greenspan
had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Five Largest
Issuers.
4.1%       Brandon School District
4.0%       Michigan Trunk Line
4.0%       Lincoln Park
           School District
3.7%       Bay Medical Center
3.6%       Wyndote Electric
           Revenue

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.

Market Concerns.
While there were more new bonds issued over the past six months ending in
February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities have more revenue coming in -- thanks to stronger local economies -- and thus have less need to market new bonds.
Unfortunately, that
also means fewer investment opportunities for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits
(usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Michigan tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal
Reserve acts to increase interest rates.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
          (PIE CHART)
------------------------------------------------------------
-------------------
                                     1

President's Letter
April 10, 1997

                        We're On Your Side.
Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
-------------------
                                     2

Portfolio of Investments as of       PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)        MICHIGAN SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.1%
------------------------------------------------------------
------------------------------------------------------------
------
Adams Twnshp. Michigan Sch. Dist. Gen. Oblig., A.M.B.A.C.
Aaa           6.60%       5/01/24   $  1,000     $
1,119,990
Avondale Michigan Sch. Dist., A.M.B.A.C.
   Oakland Cnty., Gen. Oblig.
Aaa           5.75        5/01/14        665
677,243
   Oakland Cnty., Gen. Oblig.
Aaa           5.80        5/01/15        525
535,132
   Oakland Cnty., Gen. Oblig.
Aaa           5.80        5/01/16        550
556,270
Brandon Sch. Dist. Gen. Oblig., F.G.I.C.
   Oakland & Lapeer Cnty.
Aaa           5.70        5/01/12      1,155
1,181,034
   Oakland & Lapeer Cnty.
Aaa           5.875       5/01/26      1,310
1,328,405
Breitung Twnshp. Sch. Dist. Rev., Gen. Oblig., M.B.I.A.
Aaa           6.30        5/01/15        250
266,500
Canton Charter Twnshp. Bldg. Auth., Wayne Cnty. Golf Course,
   F.S.A.
Aaa           4.75        1/01/11        450
423,382
   F.S.A.
Aaa           4.75        1/01/12        450
420,368
   F.S.A.
Aaa           4.75        1/01/13        500
464,145
   F.S.A.
Aaa           4.75        1/01/14        500
454,520
Central Michigan Univ. Rev.
A             7.00       10/01/10        700 (e)
774,263
Detroit Econ. Dev. Corp., Res. Rec. Rev., Ser. A, F.S.A.
Aaa           6.875       5/01/09      1,000
1,077,400
Detroit Sewage Disp. Rev., Ser. 1993 A, F.G.I.C.
Aaa           7.618       7/01/23      1,000 (d)
943,750
Detroit Wtr. Supply Sys. Rev.,
   F.G.I.C.
Aaa           4.75        7/01/19      1,000
867,110
   Ser. B, M.B.I.A.
Aaa           5.55        7/01/12      1,000
1,017,940
Dickinson Cnty. Mem. Hosp. Sys. Rev.
Ba1           8.00       11/01/14      1,000
1,065,300
East Detroit Sch. Dist. Rfdg., F.G.I.C.
Aaa           6.625       5/01/07      1,600
1,806,608
Ferris St. Univ. Gen. Rev., A.M.B.A.C.
Aaa           5.80       10/01/05        440
469,955
Fowlerville Comm. Sch. Dist., M.B.I.A.
Aaa           5.60        5/01/21      1,500
1,472,595
Grand Ledge Public Sch. Dist., M.B.I.A.
Aaa           5.375       5/01/24      1,480
1,404,032
Grand Rapids San. Swr. Sys. Rev.
A1            7.00        1/01/16        500
539,675
Guam Pwr. Auth. Rev., Ser. A
BBB(c)        6.625      10/01/14      1,000
1,041,310
Holland Sch. Dist., A.M.B.A.C.
Aaa           Zero        5/01/15      2,400
862,608
Huron Valley Sch. Dist., Gen. Oblig., F.G.I.C.
Aaa        Zero           5/01/10      3,500
1,719,060
Kent Hosp. Fac. Fin. Auth. Rev., Blodgette Mem. Med. Ctr.,
   Ser. A
A             7.25        7/01/05        500
531,625
Kirtland Comm. College Dist., Gen. Oblig., M.B.I.A.
Aaa           4.625       5/01/16      1,025
896,332
Lincoln Park Michigan Sch. Dist.,
   F.G.I.C.
Aaa           7.00        5/01/20      1,500
1,696,035
   F.G.I.C.
Aaa           5.90        5/01/26        750
762,825
Michigan Higher Ed., Student Loan Auth. Rev., Ser. XIII-A,
   M.B.I.A.
Aaa           7.55       10/01/08        345
358,476
Michigan Pub. Pwr. Agcy. Rev., Belle River Proj., Ser. A
A1            5.00        1/01/19      1,000
906,150

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of       PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)        MICHIGAN SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Michigan St. Hosp. Fin. Auth. Rev.,
   Bay Med. Ctr., Ser. A
A3            8.25%       7/01/12   $  2,000     $
2,257,900
   Henry Ford Hosp., E.T.M.
Aaa           9.00        5/01/08      2,340
3,060,931
   Hosp. Genesys Hlth.
Baa           8.125      10/01/21      1,000
1,140,860
   Hosp. Genesys Hlth.
Baa           7.50       10/01/27        500
544,940
Michigan St. Hsg. Dev. Auth. Rev.,
   Multifamily Mtge. Insured Hsg., Ser. A
A+(c)         7.15        4/01/10        685
721,538
   Multifamily Mtge. Insured Hsg., Ser. A
A+(c)         7.70        4/01/23        500
537,305
   Sngl. Fam. Mtge., Ser. A
AA+(c)        7.70       12/01/16        370
377,648
Michigan St. Strategic Fund Ltd. Obligated Rev.,
   Waste Mgmt. Inc. Proj.,
A1            6.625      12/01/12      2,000
2,159,620
Michigan St. Trunk Line Hwy.,
   Ser. A, A.M.B.A.C.
Aaa           Zero       10/01/05      2,600
1,705,262
   Ser. A, A.M.B.A.C.
Aaa           Zero       10/01/06      1,250
773,300
Michigan St. Underground Storage Tank, Fin. Assurance Auth.
   Rev., A.M.B.A.C.
Aaa           6.00        5/01/06      2,000
2,154,720
Michigan St. Univ. Rev., Ser. A, A.M.B.A.C.
Aaa           5.125       2/15/16      1,000
944,910
Monroe Cnty. Poll. Ctrl. Rev., Detroit Edison Co., F.G.I.C.,
Aaa           7.65        9/01/20      2,000
2,207,700
Mt. Pleasant Wtr. Rev., Wtr. & Swr.,
   M.B.I.A.
Aaa           5.00        2/01/22        520
470,569
   M.B.I.A.
Aaa           4.00        2/01/23        550
416,256
   M.B.I.A.
Aaa           4.00        2/01/24        585
440,429
Oak Park, Gen. Oblig.,
   A.M.B.A.C.
Aaa           7.00        5/01/11        375 (e)
422,659
   A.M.B.A.C.
Aaa           7.00        5/01/12        400 (e)
450,836
Posen Cons. Sch. Dist., Sch. Dist. No. 9, M.B.I.A.
Aaa           6.75        5/01/22      1,000 (e)
1,127,980
Puerto Rico Commonwlth. Hwy. Auth., Rev., Ser. Q
AAA(c)        7.75        7/01/16      1,500 (e)
1,695,435
Puerto Rico Elec. Pwr. Auth. Rev.,
   Ser. N
Baa1          7.125       7/01/14        920
987,169
   Ser. X
Baa1          5.50        7/01/25      1,000
947,790
St. Clair Cnty., Wtr. Supply Sys. No. VII, IRA Township,
   A.M.B.A.C.
Aaa           5.25        7/01/15      1,000
972,400
Univ. of Michigan Rev., Pkg. Sys. Rfdg.
Aa            5.00        6/01/15        500
469,735
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev., Ser. A
NR            7.40        7/01/11        500
532,110
Walled Lake Cons. Sch. Dist., M.B.I.A.
Aaa           5.50        5/01/22      1,800
1,752,030
Wayne Cnty. Bldg. Auth., Ser. A
Baa           8.00        3/01/17      1,250 (e)
1,453,812
Wyandotte Elec. Rev., M.B.I.A.
Aaa           6.25       10/01/08      2,000
2,212,240

------------
Total long-term investments (cost $56,697,815 )
60,578,122

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of       PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)        MICHIGAN SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--0.5%
Michigan Strategic Fund Poll. Ctrl. Rev., Consumers Pwr.
   Proj., F.R.D.D., Ser. 88A (cost $300,000)
P1            3.45%       3/03/97   $    300     $
300,000

------------
Total Investments--98.6%
   (cost $56,997,815; Note 4)
60,878,122
Other assets in excess of liabilities--1.4%
841,847

------------
Net Assets--100%
$ 61,719,969

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at period end.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities            PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                    MICHIGAN
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$56,997,815)................................................
 ..................      $    60,878,122
Cash........................................................
 ..............................................
32,293
Interest
receivable..................................................
 .....................................            1,044,764
Receivable for Series shares
sold........................................................
 .................                2,207
Other
assets......................................................
 ........................................
1,420

-----------------
   Total
assets......................................................
 .....................................           61,958,806

-----------------
Liabilities
Accrued
expenses....................................................
 ......................................               92,838
Payable for Series shares
reacquired..................................................
 ....................               79,966
Dividends
payable.....................................................
 ....................................               26,974
Management fee
payable.....................................................
 ...............................               21,429
Distribution fee
payable.....................................................
 .............................               14,671
Deferred trustees'
fees........................................................
 ...........................                2,959

-----------------
   Total
liabilities.................................................
 .....................................              238,837

-----------------
Net
Assets......................................................
 ..........................................      $
61,719,969

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........      $        51,887
   Paid-in capital in excess of
par.........................................................
 ..............           57,952,869

-----------------

58,004,756
   Accumulated net realized loss on
investments.................................................
 ..........             (165,094)
   Net unrealized appreciation on
investments.................................................
 ............            3,880,307

-----------------
Net assets, February 28,
1997........................................................
 .....................      $    61,719,969

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($29,712,817 / 2,497,026 shares of beneficial interest
issued and outstanding)......................
$11.90
   Maximum sales charge (3% of offering
price)......................................................
 ......                  .37

-----------------
   Maximum offering price to
public......................................................
 .................               $12.27

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($31,893,730 / 2,682,111 shares of beneficial interest
issued and outstanding)......................
$11.89

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($113,422 / 9,538 shares of beneficial interest issued
and outstanding).............................
$11.89

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
MICHIGAN SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 1,887,358
                                              --------------
---
Expenses
   Management fee..........................          156,005
   Distribution fee--Class A...............           14,714
   Distribution fee--Class B...............           82,154
   Distribution fee--Class C...............              423
   Custodian's fees and expenses...........           42,300
   Transfer agent's fees and expenses......           28,200
   Report to shareholders..................           19,800
   Registration fees.......................           17,400
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees and expenses.............            1,800
   Miscellaneous...........................            3,829
                                              --------------
---
      Total expenses.......................          377,125
   Less: Management fee waiver.............
(15,601)
      Custodian fee credit.................
(764)
                                              --------------
---
      Net expenses.........................          360,760
                                              --------------
---
Net investment income......................        1,526,598
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................           81,645
   Financial futures transactions..........
(55,902)
                                              --------------
---
                                                      25,743
                                              --------------
---
Net change in unrealized appreciation
   (depreciation) on:
   Investments.............................        1,209,190
   Financial futures contracts.............
(32,938)
                                              --------------
---
                                                   1,176,252
                                              --------------
---
Net gain on investments....................        1,201,995
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,728,593
                                              --------------
---
                                              --------------
---


PRUDENTIAL MUNICIPAL SERIES FUND
MICHIGAN SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........    $   1,526,598       $
3,317,225
   Net realized gain on
      investment transactions...           25,743
298,735
   Net change in unrealized
      appreciation/depreciation
      of investments............        1,176,252
(391,222)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................        2,728,593
3,227,738
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................         (751,390)
(1,448,506)
      Class B...................         (772,693)
(1,864,426)
      Class C...................           (2,515)
(4,293)
                                  -----------------    -----
----------
                                       (1,526,598)
(3,317,225)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................           (5,093)
--
      Class B...................           (5,425)
--
      Class C...................              (19)
--
                                  -----------------    -----
----------
                                          (10,537)
--
                                  -----------------    -----
----------
   Distributions from net
      realized gains
      Class A...................         (101,868)
(352,642)
      Class B...................         (108,497)
(514,059)
      Class C...................             (387)
(412)
                                  -----------------    -----
----------
                                         (210,752)
(867,113)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................          680,267
2,574,979
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        1,093,965
2,652,668
   Cost of shares reacquired....       (4,848,349)
(9,038,280)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............       (3,074,117)
(3,810,633)
                                  -----------------    -----
----------
Total decrease..................       (2,093,411)
(4,770,233)
Net Assets
Beginning of period.............       63,813,380
68,583,613
                                  -----------------    -----
----------
End of period...................    $  61,719,969       $
63,813,380
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements          PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                            MICHIGAN SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Michigan Series (the 'Series')
commenced investment
operations in September, 1984. The Series is diversified and seeks to achieve
its investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge it's
existing portfolio securities, or securities the Series
intends to purchase,
against fluctuations in value caused by changes in
prevailing interest rates.
Should interest rates move unexpectedly, the Series may not
achieve the
anticipated benefits of the financial futures contracts and
may realize a loss.
The use of futures transactions involves the risk of
imperfect correlation in
movements in the price of futures contracts, interest rates
and the underlying
hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and increase accumulated net realized loss by
$10,537, due to the sale of
securities purchased with market discount. Net investment
income, net realized
gains and net assets were not affected by this change. Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent
of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its net income to shareholders.
For this reason no federal income tax provision is required. Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements          PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                            MICHIGAN SERIES
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the cost of
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $15,601 ($0.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to
plans of distribution,
(the 'Class A, B and C Plans'), regardless of expenses
actually incurred by PSI.
The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $1,500 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $24,900 in contingent deferred sales
charges imposed upon
certain redemptions by Class B shareholders.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $17,400 for
the services of
PMFS. As of February 28, 1997, approximately $2,800 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$4,141,632 and
$6,256,090, respectively.
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements          PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                            MICHIGAN SERIES
------------------------------------------------------------
--------------------
The cost basis of investments for federal income tax
purposes at February 28,
1997 was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation for federal income
tax purposes was
$3,880,307 (gross unrealized appreciation--$4,025,348; gross unrealized
depreciation--$145,041).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February 28, 1997 and the fiscal year ended
August 31, 1996 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................       6,406    $
76,247
Shares issued in reinvestment of
  dividends and distributions.......      47,019
557,839
Shares reacquired...................    (203,969)
(2,413,857)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (150,544)
(1,779,771)
Shares issued upon conversion from
  Class B...........................     195,592
2,315,239
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      45,048    $
535,468
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      52,406    $
620,873
Shares issued in reinvestment of
  dividends
  and distributions.................      94,877
1,134,847
Shares reacquired...................    (308,633)
(3,671,352)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (161,350)
(1,915,632)
Shares issued upon conversion from
  Class B...........................     339,773
4,040,498
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     178,423    $
2,124,866
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1997
Shares sold.........................      51,113    $
604,020
Shares issued in reinvestment of
  dividends and distributions.......      45,025
533,841
Shares reacquired...................    (205,005)
(2,431,474)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (108,867)
(1,293,613)
Shares reacquired upon conversion
  into Class A......................    (195,757)
(2,315,239)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (304,624)   $
(3,608,852)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     153,896    $
1,841,004
Shares issued in reinvestment of
  dividends and distributions.......     126,423
1,513,838
Shares reacquired...................    (444,092)
(5,262,595)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (163,773)
(1,907,753)
Shares reacquired upon conversion
  into Class A......................    (339,981)
(4,040,498)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (503,754)   $
(5,948,251)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1997
Shares issued in reinvestment of
  dividends and distributions.......         193    $
2,285
Shares reacquired...................        (257)
(3,018)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................         (64)   $
(733)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................       9,428    $
113,102
Shares issued in reinvestment of
  dividends and distributions.......         334
3,983
Shares reacquired...................      (8,567)
(104,333)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       1,195    $
12,752
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       10

                                      PRUDENTIAL MUNICIPAL
SERIES FUND
Financial Highlights (Unaudited)      MICHIGAN SERIES
------------------------------------------------------------
--------------------

Class A
                                                  ----------
-----------------------------------------------------------
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
                                                      1997
1996        1995        1994       1993       1992
                                                      ------
-------     -------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $  11.72
$ 11.89     $ 11.75     $12.51     $11.90     $11.30
                                                      ------
-------     -------     ------     ------     ------
Income from investment operations
Net investment income.........................
 .30(a)        .62(a)      .64(a)     .64        .67
 .68
Net realized and unrealized gain (loss) on
   investment transactions....................           .22
(.02)        .17       (.69)       .71        .60
                                                      ------
-------     -------     ------     ------     ------
   Total from investment operations...........           .52
 .60         .81       (.05)      1.38       1.28
                                                      ------
-------     -------     ------     ------     ------
Less distributions
Dividends from net investment income..........
(.30)         (.62)       (.64)      (.64)      (.67)
(.68)
Distributions from net realized gains.........
(.04)         (.15)       (.03)      (.07)      (.10)
--
                                                      ------
-------     -------     ------     ------     ------
   Total distributions........................
(.34)         (.77)       (.67)      (.71)      (.77)
(.68)
                                                      ------
-------     -------     ------     ------     ------
Net asset value, end of period................      $  11.90
$ 11.72     $ 11.89     $11.75     $12.51     $11.90
                                                      ------
-------     -------     ------     ------     ------
                                                      ------
-------     -------     ------     ------     ------
TOTAL RETURN(b):..............................
4.54%         5.07%       7.13%     (0.38)%    11.95%
11.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............       $29,713
$28,730     $27,024     $4,706     $3,814     $1,618
Average net assets (000)......................       $29,671
$27,978     $16,932     $4,505     $2,285     $1,235
Ratios to average net assets:
   Expenses, including distribution fees......
 .95%(a)(c)     .91%(a)    1.02%(a)    .91%      .96%
 .98%
   Expenses, excluding distribution fees......
 .85%(a)(c)     .81%(a)     .92%(a)    .81%      .86%
 .88%
   Net investment income......................
5.11%(a)(c)    5.18%(a)    5.31%(a)   5.27%     5.51%
5.82%
For Class A, B and C shares:
   Portfolio turnover rate....................
7%           36%         33%        12%        14%
30%

---------------
(a)  Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            MICHIGAN SERIES
------------------------------------------------------------
--------------------

Class B
                                                  ----------
------------------------------------------------------------
--
                                                   Six
Months
                                                     Ended
Year Ended August 31,
                                                  February
28,     ----------------------------------------------------
---
                                                      1997
1996        1995        1994        1993        1992
                                                  ----------
--     -------     -------     -------     -------     -----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $11.71
$ 11.88     $ 11.75     $ 12.51     $ 11.90     $ 11.30
                                                      -----
-------     -------     -------     -------     -------
Income from investment operations
Net investment income.........................
 .28(a)         .57(a)      .59(a)      .59         .62
 .63
Net realized and unrealized gain (loss) on
   investment transactions....................          .22
(.02)        .16        (.69)        .71         .60
                                                      -----
-------     -------     -------     -------     -------
   Total from investment operations...........          .50
 .55         .75        (.10)       1.33        1.23
                                                      -----
-------     -------     -------     -------     -------
Less distributions
Dividends from net investment income..........         (.28)
(.57)       (.59)       (.59)       (.62)       (.63)
Distributions from net realized gains.........         (.04)
(.15)       (.03)       (.07)       (.10)         --
                                                      -----
-------     -------     -------     -------     -------
   Total distributions........................         (.32)
(.72)       (.62)       (.66)       (.72)       (.63)
                                                      -----
-------     -------     -------     -------     -------
Net asset value, end of period................       $11.89
$ 11.71     $ 11.88     $ 11.75     $ 12.51     $ 11.90
                                                      -----
-------     -------     -------     -------     -------
                                                      -----
-------     -------     -------     -------     -------
TOTAL RETURN(b):..............................         4.33%
4.66%       6.60%      (0.78)%     11.51%      11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $31,894
$34,971     $41,459     $70,112     $70,302     $56,095
Average net assets (000)......................      $33,134
$39,052     $52,216     $72,095     $61,548     $52,137
Ratios to average net assets:
   Expenses, including distribution fees......
1.35%(a)(c)    1.31%(a)    1.37%(a)    1.31%       1.36%
1.38%
   Expenses, excluding distribution fees......
 .85%(a)(c)     .81%(a)     .87%(a)     .81%        .86%
 .88%
   Net investment income......................
4.70%(a)(c)    4.77%(a)    5.04%(a)    4.87%       5.11%
5.42%

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             MICHIGAN SERIES
------------------------------------------------------------
--------------------

Class C
                                                  ----------
-------------------------------------------------

August 1,
                                                   Six
Months                                       1994(d)
                                                     Ended
Year Ended August 31,         Through
                                                  February
28,     ---------------------------     August 31,
                                                      1997
1996            1995           1994
                                                  ----------
--     ------------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $11.71
$11.88          $11.75         $11.78
                                                      -----
-----           -----          -----
Income from investment operations
Net investment income.........................
 .26(a)           .54(a)          .56(a)         .04
Net realized and unrealized gain (loss) on
   investment transactions....................          .22
(.02)            .16           (.03)
                                                      -----
-----           -----          -----
   Total from investment operations...........          .48
 .52             .72            .01
                                                      -----
-----           -----          -----
Less distributions
Dividends from net investment income..........         (.26)
(.54)           (.56)          (.04)
Distributions from net realized gains.........         (.04)
(.15)           (.03)            --
                                                      -----
-----           -----          -----
   Total distributions........................         (.30)
(.69)           (.59)          (.04)
                                                      -----
-----           -----          -----
Net asset value, end of period................       $11.89
$11.71          $11.88         $11.75
                                                      -----
-----           -----          -----
                                                      -----
-----           -----          -----
TOTAL RETURN(b):..............................         4.20%
4.39%           6.29%          0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............         $113
$112            $100           $200(e)
Average net assets (000)......................         $114
$95             $61           $199(e)
Ratios to average net assets:
   Expenses, including distribution fees......
1.60%(a)(c)      1.56%(a)        1.68%(a)       2.15%(c)
   Expenses, excluding distribution fees......
 .85%(a)(c)       .81%(a)         .93%(a)       1.39%(c)
   Net investment income......................
4.45%(a)(c)      4.53%(a)        4.66%(a)       4.56%(c)

---------------
(a) Net of fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Figures are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               MICHIGAN SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

BULK RATE
U.S. POSTAGE
  PAID
Permit 6807
New York, NY

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

74435M671
74435M689        MF120E2
74435M556        Cat# 642742Y


(ICON)
Prudential
Municipal
Series Fund
--------------------
Hawaii Income Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
Hawaii Income Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the
Prudential Municipal Series Fund -- Hawaii Income Series provided attractive tax-free yields. Our total returns trailed the average Hawaiian tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1
As of 2/28/97
                                 Six           One
Since
                                Months         Year
Inception2
                  Class A        4.4% (3.8)4     4.7% (3.5)4
20.0% (16.5)4
                  Class B        4.2  (3.6)4     4.3  (3.1)4
18.9  (15.4)4
                  Class C        4.1  (3.5)4     4.1  (2.9)4
18.2  (14.7)4
 Lipper Hawaii Muni Avg.3        4.6             4.8
***

Average Annual Total Returns1
As of 3/31/97
                                               One
Since
                                               Year
Inception2
                  Class A                        2.5% (1.3)4
5.7% (4.4)4
                  Class B                        0.2  (-.9)4
5.5  (4.1)4
                  Class C                        4.0  (2.8)4
6.3  (5.0)4


Dividends
& Yields
Taxable Equivalent Yield5
As of                 Total Dividends              30-Day
At Tax Rates Of
2/28/97               Paid for Six Mos.           SEC Yield
36%                39.6%
           Class A        $0.32                    5.09%
(4.05)4                 8.84% (7.03)4       9.36% (7.45)4
           Class B        $0.30                    4.97
(3.90)4                 8.63  (6.77)4       9.14  (7.17)4
           Class C        $0.29                    4.78
(3.71)4                 8.30  (6.44)4       8.79  (6.82)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 9/19/94 for Class A, Class B and Class C.

3The Lipper Hawaii Municipal Bond fund average includes 15 funds for six months and for one year.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A,
Class B and Class C
shares is 19.1%, which includes 10 funds.

    How Investments Compared.
       (As of 2/28/97)
            (GRAPH)
  U.S.    General      General     Taxable
Growth     Bond       Muni Debt     Money
 Funds     Funds        Funds      Mkt Funds

Source: Lipper Analytical Services.
Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager
Portfolio
Manager's Report
(PHOTO)
The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income that is exempt from Hawaii state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however.
There can be no assurance that the Series' objective will achieve its investment objective.

Merger Vote.
The Board of Trustees has recently approved a proposal to exchange the assets and liabilities of the Prudential Municipal Series Fund -- Hawaii Income
Series for shares of the Prudential National Municipal Municipals Fund. For more information, please refer to the proxy materials we are sending you.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average
Hawaiian tax-free
municipal bond fund. We did not want to be caught off guard if the Federal
Reserve raised short-term interest rates.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
           (PIE CHART)

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve
Chairman Alan Greenspan
had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Five Largest Issuers.
6.6%         Hawaii State Airport
             System Revenue
6.4%         Honolulu City
             & County
5.7%         Guam Power
             Authority Revenue
5.6%         Hawaii State Dept.
             of Budget & Finance
5.5%         Hawaii State Harbor
             Capital Improvement
             Revenue

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.

Market Concerns.
While there were more new bonds issued over the past six months ending in
February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities have more revenue coming in -- thanks to stronger local economies -- and thus have less need to market new bonds.
Unfortunately, that
also means less investment opportunity for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits
(usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series duration to be closer to, or slightly shorter than, the average Hawaiian tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal
Reserve acts to increase interest rates.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
           (PIE CHART)
------------------------------------------------------------
------------------
                                  1

President's Letter
April 10, 1997
(PHOTO)

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
------------------
                                  2

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--100.0%
------------------------------------------------------------
------------------------------------------------------------
------
Guam Gov't.,Gen. Oblig., Ser. A
BBB(c)        5.90%       9/01/05   $    500     $   504,315
Guam Pwr. Auth. Rev.,
   Ser. A
BBB(c)        6.625      10/01/14        250         260,327
   Ser. A
BBB(c)        6.75       10/01/24        525         551,019
Hawaii St. Arpt. Sys. Rev., 2nd Ser.
A             7.00        7/01/18        365         391,915
Hawaii St. Arpt. Sys. Rev., 2nd Ser. 90, F.G.I.C.
Aaa           7.50        7/01/20        500 (b)     548,735
Hawaii St. Dept. Budget & Fin.,
   Hawaiian Elec. Co., Ser. C, M.B.I.A.
Aaa           7.375      12/01/20        500 (b)     551,020
   Hawaiian Elec. Co. Proj. B, M.B.I.A.
Aaa           5.875      12/01/26        250         248,062
   Kapiolani Hlth. Care Sys.
A             6.30        7/01/08        500         525,405
   Kapiolani Hosp.
A             6.00        7/01/11        250         255,550
   Queens Med. Ctr.
Aa3           5.80        7/01/10        500         512,065
   Queens Med. Ctr. Proj., F.G.I.C.
Aa3           5.90        7/01/07        230 (d)     248,476
Hawaii St. Gen. Oblig., Ser. CJ
Aa            6.25        1/01/15        650         683,612
Hawaii St. Harbor Cap. Impvt. Rev.,
   F.G.I.C.
Aaa           6.25        7/01/10        250 (e)     266,730
   F.G.I.C.
Aaa           6.25        7/01/15        500         523,345
Hawaii St. Highway Rev.
Aa            5.25        7/01/16        750         723,465
Hawaii St. Hsg. Fin. & Dev. Corp. Rev.,
   Affordable Rental Proj., Ser. A
A1            6.05        7/01/22        725         727,697
   Sngl. Fam. Mtge. Rev., Ser. B, F.N.M.A
Aa            5.85        7/01/17        750         752,610
   Univ. of Hawaii Fac. Hsg. Proj., A.M.B.A.C.
Aaa           5.65       10/01/16        500         501,630
Honolulu City & Cnty.,
   Ref. & Impvt. Ser. B, F.G.I.C.
Aaa           5.50       10/01/11        900         915,336
   Water Sys. Rev.
Aa            5.80        7/01/16        500         507,430
Maui Cnty., Ser. A, M.B.I.A.
Aaa           5.65        6/01/10        570         588,850
Puerto Rico Comnwlth., Gen. Oblig.
Baa1          6.45        7/01/17        500 (b)     533,050
Puerto Rico Elec. Pwr. Auth. Rev., Ser. O
Baa1          5.00        7/01/12        600         556,224
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. V
Baa1          6.375       7/01/08        500         533,475
Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Facs.,
   Doctor Pila Hosp. Proj., F.H.A.
AAA(c)        6.125       8/01/25        500         521,300
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.
Aaa           6.25        7/01/16        500         532,075
Puerto Rico Mun. Fin. Agcy., Ser. A, F.S.A.
Aaa           6.00        7/01/14        250 (b)     261,430

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Virgin Islands Pub. Fin. Auth. Rev.,
   Gov't. Dev. Proj., Ser. B
BBB-(c)      7.375%      10/01/10    $   300     $   326,553
   Ref. Matching Loan Notes, Ser. A
NR           7.25        10/01/18        250         270,465

-----------
Total Investments--100.0%
(cost $13,640,830; Note 5)
14,322,166
Other assets in excess of liabilities
6,431

-----------
Net Assets--100%
$14,328,597

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
  A.M.B.A.C.--American Municipal Bond Assurance Corporation.
  F.G.I.C.--Financial Guaranty Insurance Company.
  F.H.A.--Federal Housing Administration.
  F.N.M.A.--Federal National Mortgage Association.
  F.S.A.--Financial Security Assurance.
  M.B.I.A.--Municipal Bond Insurance Association.
 (b) Represents when-issued or extended settlement security.
 (c) Standard & Poor's Rating.
 (d) Prerefunded issues are secured by escrowed cash and/or
direct
     U.S. guaranteed obligations.
 (e) Pledged as initial margin on financial futures
contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$13,640,830)................................................
 .................         $14,322,166
Cash........................................................
 .............................................
359,760
Interest
receivable..................................................
 ....................................             211,553
Other
assets......................................................
 .......................................              53,831
Due from
Manager.....................................................
 ....................................              26,132
Receivable for Series shares
sold........................................................
 ................               2,000

-----------------
   Total
assets......................................................
 ....................................          14,975,442

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................             545,880
Accrued
expenses....................................................
 .....................................              88,305
Dividends
payable.....................................................
 ...................................               7,490
Distribution fee
payable.....................................................
 ............................               3,221
Deferred trustees'
fees........................................................
 ..........................               1,949

-----------------
   Total
liabilities.................................................
 ....................................             646,845

-----------------
Net
Assets......................................................
 .........................................
$14,328,597

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........         $    11,759
   Paid-in capital in excess of
par.........................................................
 .............          13,671,399

-----------------

13,683,158
   Accumulated net realized loss on
investments.................................................
 .........             (35,898)
   Net unrealized appreciation on
investments.................................................
 ...........             681,337

-----------------
Net assets, February 28,
1997........................................................
 ....................         $14,328,597

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($3,950,323 / 324,174 shares of beneficial interest
issued and outstanding)........................
$12.19
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .38

-----------------
   Maximum offering price to
public......................................................
 ................              $12.57

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($8,975,734 / 736,603 shares of beneficial interest
issued and outstanding)........................
$12.19

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,402,540 / 115,099 shares of beneficial interest
issued and outstanding)........................
$12.19

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
HAWAII INCOME SERIES
Statement of Operations (Unaudited)

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................       $ 448,968
                                                   --------
Expenses
   Management fee..........................          38,118
   Distribution fee--Class A...............           2,030
   Distribution fee--Class B...............          22,678
   Distribution fee--Class C...............           5,121
   Custodian's fees and expenses...........          33,000
   Reports to shareholders.................          12,000
   Amortization of organization expense....          10,373
   Registration fees.......................           7,000
   Legal fees and expenses.................           5,500
   Audit fees and expenses.................           5,000
   Transfer agent's fees and expenses......           3,000
   Trustees' fees..........................           1,800
   Miscellaneous...........................           3,209
                                                   --------
      Total expenses.......................         148,829
   Less: Management fee waiver (Note 2)....          (3,812)
      Expense subsidy (Note 4).............         (88,508)
                                                   --------
      Net expenses.........................          56,509
                                                   --------
Net investment income......................         392,459
                                                   --------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          50,903
   Financial futures transactions..........         (50,042)
                                                   --------
                                                        861
                                                   --------
Net change in unrealized
   appreciation/depreciation on:
   Investments.............................         243,405
   Financial futures contracts.............          (9,251)
                                                   --------
                                                    234,154
                                                   --------
Net gain on investments....................         235,015
                                                   --------
Net Increase in Net Assets
Resulting from Operations..................       $ 627,474
                                                   --------
                                                   --------

PRUDENTIAL MUNICIPAL SERIES FUND
HAWAII INCOME SERIES
Statement of Changes in Net Assets (Unaudited)

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........     $   392,459         $
725,209
   Net realized gain (loss) on
      investment transactions...             861
(43,650)
   Net change in unrealized
      appreciation/depreciation
      of investments............         234,154
(33,934)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................         627,474
647,625
                                  -----------------    -----
----------
Dividends and Distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................        (116,801)
(194,875)
      Class B...................        (241,022)
(478,063)
      Class C...................         (34,636)
(52,271)
                                  -----------------    -----
----------
                                        (392,459)
(725,209)
                                  -----------------    -----
----------
   Distributions in excess of
      net investment income
      Class A...................          (1,119)
--
      Class B...................          (2,313)
--
      Class C...................            (366)
--
                                  -----------------    -----
----------
                                          (3,798)
--
                                  -----------------    -----
----------
   Distributions from net
      realized gains
      Class A...................              --
(22,739)
      Class B...................              --
(58,916)
      Class C...................              --
(6,421)
                                  -----------------    -----
----------
                                              --
(88,076)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   6):
   Net proceeds from shares
      sold......................         750,146
3,550,148
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............         198,319
434,866
   Cost of shares reacquired....      (2,186,024)
(1,563,629)
                                  -----------------    -----
----------
   Net increase/decrease in net
      assets from Series share
      transactions..............      (1,237,559)
2,421,385
                                  -----------------    -----
----------
Total increase/decrease.........      (1,006,342)
2,255,725
Net Assets
Beginning of period.............      15,334,939
13,079,214
                                  -----------------    -----
----------
End of period...................     $14,328,597
$15,334,939
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)       HAWAII
INCOME SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Hawaii Income Series (the 'Series')
commenced investment
operations on September 19, 1994. The Series is non-
diversified and seeks to
provide the maximum amount of income that is exempt from
Hawaii State and
federal income taxes consistent with the preservation of
capital by investing in
investment grade municipal obligations but may also invest a portion of its
assets in lower-quality municipal obligations or in non-
rated securities which,
in the opinion of the Fund's investment adviser, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin'. Subsequent payments, known as
'variation margin',
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain(loss) on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its net income to shareholders.
For this reason no federal income tax provision is required. Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Deferred Organization Expenses: The Series incurred $98,700
in organization and
initial registration expenses. Such amount has been deferred and is being
amortized over a period of 60 months ending September 1999.
------------------------------------------------------------
--------------------
                                     -----
                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
paid-in capital in excess of par by $3,798, due to the sale
of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by these changes.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $3,812 ($0.003 per share)
for the six months
ended, February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B and Class C
shares. The Fund compensates PSI for distributing and
servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of
distribution, (the 'Class A,
B and C Plans'), regardless of expenses actually incurred by
PSI. The
distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $1,400 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28,1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $4,000 and $900 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $2,300 for
the services of PMFS.
As of February 28, 1997, approximately $400 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Expense Subsidy
PMF has agreed to subsidize expenses so that total operating expenses do not
exceed .45%, .85% and 1.10% of the average net assets of the
Class A shares,
Class B shares and Class C shares, respectively, until
further notice. For the
six months ended February 28, 1997, PMF subsidized $88,508
($0.08 per share for
Class A, B and C shares; 1.16% of average net assets,
annualized) of the Series'
expenses. The Series is not required to reimburse PMF for
such subsidy.
------------------------------------------------------------
--------------------
                                     -----
                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
------------------------------------------------------------
Note 5. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$1,923,990 and
$2,664,305, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997 was substantially the same as for financial reporting
purposes and,
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $681,336 (gross unrealized appreciation--
$682,390; gross unrealized
depreciation--$1,054).
The Series elected to treat net realized capital losses of
approximately $31,150
incurred in the ten month period ended August 31, 1996 as
having been incurred
in the current fiscal year.
------------------------------------------------------------
Note 6. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Of the 1,175,876 shares of beneficial interest issued and outstanding at February 28, 1997, PMF owned 171,852 shares.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and the fiscal year ended August 31, 1996 were as follows:

Class A                                   Shares
Amount
--------------------------------------   --------    -------
----
Six months ended February 28, 1997:
Shares sold...........................     10,532    $
128,165
Shares issued in reinvestment of
  dividends and distributions.........      2,300
27,963
Shares reacquired.....................    (54,135)
(661,201)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion...................    (41,303)
(505,073)
Shares issued upon conversion from
  Class B.............................     48,897
592,404
                                         --------    -------
----
Net increase in shares outstanding....      7,594    $
87,331
                                         --------    -------
----
                                         --------    -------
----
Class A                                   Shares
Amount
--------------------------------------   --------    -------
----
Year ended August 31, 1996:
Shares sold...........................     36,885    $
448,439
Shares issued in reinvestment of
  dividends and distributions.........      4,000
48,647
Shares reacquired.....................    (10,531)
(126,891)
                                         --------    -------
----
Net increase in shares outstanding
  before conversion...................     30,354
370,195
Shares issued upon conversion from
  Class B.............................     11,406
137,525
                                         --------    -------
----
Net increase in shares outstanding....     41,760    $
507,720
                                         --------    -------
----
                                         --------    -------
----
Class B
--------------------------------------
Six months ended February 28, 1997:
Shares sold...........................     43,483    $
528,167
Shares issued in reinvestment of
  dividends and distributions.........     12,021
146,069
Shares reacquired.....................   (113,583)
(1,378,644)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion...................    (58,079)
(704,408)
Shares reacquired upon conversion into
  Class A.............................    (48,897)
(592,404)
                                         --------    -------
----
Net decrease in shares outstanding....   (106,976)
$(1,296,812)
                                         --------    -------
----
                                         --------    -------
----
Year ended August 31, 1996:
Shares sold...........................    204,563    $
2,491,095
Shares issued in reinvestment of
  dividends and distributions.........     28,137
342,549
Shares reacquired.....................   (115,555)
(1,409,389)
                                         --------    -------
----
Net increase in shares outstanding
  before conversion...................    117,145
1,424,255
Shares reacquired upon conversion into
  Class A.............................    (11,406)
(137,525)
                                         --------    -------
----
Net increase in shares outstanding....    105,739    $
1,286,730
                                         --------    -------
----
                                         --------    -------
----
Class C
--------------------------------------
Six months ended February 28, 1997:
Shares sold...........................      7,755    $
93,814
Shares issued in reinvestment of
  dividends and distributions.........      1,999
24,287
Shares reacquired.....................    (11,990)
(146,179)
                                         --------    -------
----
Net decrease in shares outstanding....     (2,236)   $
(28,078)
                                         --------    -------
----
                                         --------    -------
----
Year ended August 31, 1996:
Shares sold...........................     50,226    $
610,614
Shares issued in reinvestment of
  dividends and distributions.........      3,592
43,670
Shares reacquired.....................     (2,216)
(27,349)
                                         --------    -------
----
Net increase in shares outstanding....     51,602    $
626,935
                                         --------    -------
----
                                         --------    -------
----

------------------------------------------------------------
--------------------
                                     -----
                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
Note 7. Proposed Reorganization
On February 20, 1997, the Trustees of the Fund approved an
Agreement and Plan of
Reorganization (the 'Plan') which provides for the transfer
of all of the assets
of Prudential Municipal Series Fund, Hawaii Income Series to
Prudential National
Municipals Fund, Inc. in exchange for Class A shares of
National Municipals Fund
and the National Municipals Fund assumption of the
liabilities of the Hawaii
Income Series.
The Plan is subject to approval by the shareholders of the
Hawaii Income Series
at a shareholder meeting scheduled on or about June 16,
1997. If the Plan is
approved, it is expected that the reorganization will take
place on or about
June 27, 1997. The Hawaii Income Series and National
Municipals Fund will each
bear their pro-rata share of the costs of the
reorganization, including cost of
proxy solicitation.
------------------------------------------------------------
--------------------
                                     -----

                                      PRUDENTIAL MUNICIPAL
SERIES FUND
Financial Highlights (Unaudited)      HAWAII INCOME SERIES
------------------------------------------------------------
--------------------

Class A                                  Class B
                                         -------------------
--------------------------     ---------------------------

September 19,
                                          Six Months
Year           1994(b)         Six Months         Year
                                            Ended
Ended           Through           Ended           Ended
                                         February 28,
August 31,      August 31,       February 28,     August 31,
                                             1997
1996            1995              1997            1996
                                             -----
-----            -----            -----        ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................       $12.00
$12.13          $ 11.64           $12.00         $  12.13
                                             -----
-----            -----            -----        ----------
Income from investment operations
Net investment income(d).............          .32
 .66              .58              .30              .61
Net realized and unrealized gain
   (loss) on investment
   transactions......................          .19
(.05)             .49              .19             (.05)
                                             -----
-----            -----            -----        ----------
   Total from investment
      operations.....................          .51
 .61             1.07              .49              .56
                                             -----
-----            -----            -----        ----------
Less distributions
Dividends from net investment
   income............................         (.32)
(.66)            (.58)            (.30)            (.61)
Distributions in excess of net
   investment income.................           --(e)
--               --               --(e)            --
Distributions from net realized
   gains.............................           --
(.08)              --               --             (.08)
                                             -----
-----            -----            -----        ----------
   Total distributions...............         (.32)
(.74)            (.58)            (.30)            (.69)
                                             -----
-----            -----            -----        ----------
Net asset value, end of period.......       $12.19
$12.00          $ 12.13           $12.19         $  12.00
                                             -----
-----            -----            -----        ----------
                                             -----
-----            -----            -----        ----------
TOTAL RETURN(c):.....................         4.42%
5.01%            9.42%            4.21%            4.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......       $3,950
$3,800          $ 3,333           $8,976         $ 10,126
Average net assets (000).............       $4,317
$3,620          $ 2,778           $9,609         $  9,599
Ratios to average net assets:(d)
   Expenses, including distribution
      fees...........................          .44%(a)
 .45%             .46%(a)          .83%(a)          .85%
   Expenses, excluding distribution
      fees...........................          .35%(a)
 .35%             .36%(a)          .35%(a)          .35%
   Net investment income.............         5.46%(a)
5.38%            5.32%(a)         5.06%(a)         4.98%
Portfolio turnover rate..............           13%
18%              75%              13%              18%

Class C
                                                         ---
------------------------------------------
                                       September 19,
September 19,
                                          1994(b)
Six Months         Year           1994(b)
                                          Through
Ended           Ended           Through
                                        August 31,
February 28,     August 31,      August 31,
                                           1995
1997            1996            1995
                                            -----
-----           -----            -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $ 11.64
$12.00          $12.13          $ 11.64
                                            -----
-----           -----            -----
Income from investment operations
Net investment income(d).............         .54
 .29             .57              .51
Net realized and unrealized gain
   (loss) on investment
   transactions......................         .49
 .19            (.05)             .49
                                            -----
-----           -----            -----
   Total from investment
      operations.....................        1.03
 .48             .52             1.00
                                            -----
-----           -----            -----
Less distributions
Dividends from net investment
   income............................        (.54)
(.29)           (.57)            (.51)
Distributions in excess of net
   investment income.................          --
--(e)           --               --
Distributions from net realized
   gains.............................          --
--            (.08)              --
                                            -----
-----           -----            -----
   Total distributions...............        (.54)
(.29)           (.65)            (.51)
                                            -----
-----           -----            -----
Net asset value, end of period.......     $ 12.13
$12.19          $12.00          $ 12.13
                                            -----
-----           -----            -----
                                            -----
-----           -----            -----
TOTAL RETURN(c):.....................        9.03%
4.08%           4.34%            8.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 8,949
$1,403          $1,409          $   797
Average net assets (000).............     $ 6,270
$1,447          $1,103          $   373
Ratios to average net assets:(d)
   Expenses, including distribution
      fees...........................         .86%(a)
1.06%(a)        1.10%            1.11%(a)
   Expenses, excluding distribution
      fees...........................         .36%(a)
 .35%(a)         .35%             .36%(a)
   Net investment income.............        5.03%(a)
4.83%(a)        4.74%            4.79%(a)
Portfolio turnover rate..............          75%
13%             18%              75%

---------------
(a) Annualized.
(b) Commencement of investment operations.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends.
    Total returns for periods of less than a full year are
not annualized.
(d) Net of expense subsidy and fee waiver.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     11

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information           HAWAII INCOME
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)   Edward D. Beach
370,817,756                0      16,169,234
      Eugene C. Dorsey
371,804,474                0      15,182,516
      Delayne Dedrick Gold
371,782,816                0      15,204,174
      Robert F. Gunia
371,639,995                0      15,346,995
      Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
      Donald D. Lennox
371,150,974                0      15,836,016
      Mendel A. Melzer
371,811,918                0      15,175,072
      Thomas T. Mooney
371,607,874                0      15,379,116
      Thomas H. O'Brien
371,328,875                0      15,658,115
      Richard A. Redeker
371,876,756                0      15,110,234
      Nancy H. Teeters
371,775,376                0      15,211,614
      Louis A. Weil, III
371,777,517                0      15,209,473
(2)   Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport PlazaNew York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.
The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

  BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74435M473
74435M465         MF165E2
74435M457         Cat#42M061Y

(ICON)

Prudential
Municipal
Series Fund
--------------------
Pennsylvania Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

(LOGO)

Prudential Municipal Series Fund
Pennsylvania Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low.
For the six-month reporting period ended February 28, 1997, we're pleased to report that the Prudential Municipal Series
Fund -- Pennsylvania Series provided attractive tax-free yields. Our total returns were also competitive with the average Pennsylvania tax-free municipal bond fund, as measured by Lipper Analytical Services.

Cumulative Total Returns1                              As of
2/28/97
                          Six             One
Five           Since
                         Months           Year
Years        Inception2
Class A                4.9% (4.8)4     4.8% (4.7)4    41.0%
(40.9)4   67.4% (67.1)4
Class B                4.7  (4.6)4     4.5  (4.4)4    38.4
(38.2)4   93.6  (92.1)4
Class C                4.5             4.3  (4.2)4     N/A
16.6  (15.7)4
Lipper PA Muni Avg.3   4.6             4.7            40.9
***

Average Annual Total Returns1
As of 3/31/97
                One           Five         Since
                Year          Years      Inception2
Class A      2.4% (2.3)4       6.3%          6.8%
Class B      0.2  (0.1)4       6.4%          6.7
Class C      3.9  (3.8)4       N/A           5.5


Taxable Equivalent Yield5
                    Total Dividends      30-Day
At Tax Rates Of
                    Paid for Six Mos.   SEC Yield
36%             39.6%
Dividends
& Yields    Class A      $0.30         4.62% (4.57)4   7.43%
(7.35)4   7.87% (7.78)4
As of       Class B      $0.28         4.36  (4.31)4   7.01
(6.93)4   7.43  (7.34)4
2/28/97     Class C      $0.26         4.11  (4.06)4   6.61
(6.53)4   7.00  (6.92)4

Past performance is not indicative of  future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into
account
sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1%
and 1% for six years, for Class B shares. Class C shares have a
1% CDSC for one year. Class B shares automatically convert to
Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 Class A; 4/3/87 Class B; 8/1/94
Class C.

3The Lipper Pennsylvania Municipal Bond fund average includes
63 funds for six months, 63 funds for one year, and 24 funds for five years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 69.5%, which includes 15 funds; for Class B is 96.6% for eight funds; and for Class
C is 18.1% for 51 funds.

How Investments Compared.
    (As of 2/28/97)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Christian Smith, Fund Manager
(PICTURE)


Portfolio
Manager's Report

The Series invests primarily in carefully selected long-term municipal bonds that offer a high level of income exempt from
Pennsylvania state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance that the Series will achieve its objective.

High Yield Bonds.

The Trustees adopted a new policy which permits your Series to invest up to 30% of total investments in bonds rated below investment grade by Moody's and S&P. High yield bonds, also known as "junk bonds," are subject to greater market and credit risks than investment grade bonds. Prudential maintains a large and experienced credit group which evaluates new purchases and existing holdings. By purchasing these securities, we seek to broaden our investment pool and enhance the Series' returns for you.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of 1996, bond prices rallied. Municipal bond interest rates were 6.01% on October 24 and gradually declined to 5.80% in November, according to the Bond Buyer's Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series'
duration even more to match or be slightly shorter than, the average Pennsylvania tax-free municipal bond fund. We did not want to be caught off guard if the Federal Reserve raised short-term interest rates.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
       (PIE CHART)

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in
February in anticipation of a possible increase in interest rates by the Federal Reserve. It was a prudent move. On
March
25, 1997, the central bank raised the federal funds rate
(what
banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary
imbalances" that could undermine the country's six-year economic expansion. The action was widely expected by investors.
Indeed,
Federal Reserve Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Five Largest
Issuers.
3.9%   Commonwealth
       of Puerto Rico
3.1%   Pennsylvania Housing
       Finance Agency
3.0%   Allegheny County
       Industrial Development
2.7%   Luzerne County
       Industrial Development
2.7%   Philadelphia
       Industrial Development

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.
Market Concerns.

While there were more new bonds issued over the past six months ending in February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities have more revenue coming in -- thanks to stronger local economies -- and thus have less need to market new bonds. Unfortunately, that also means less investment opportunity for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

     Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in
1997. Will there be more increases in short-term interest rates?
Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average Pennsylvania tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal Reserve acts to increase interest rates.

President's Letter                                 April 10,
1997

                        We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

-- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-- We're On Your Side. Your Prudential Securities Financial Advisor or Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.6%
------------------------------------------------------------
------------------------------------------------------------
------
Allegheny Cnty. Arpt. Rev., Greater Pittsburgh Int'l. Arpt.,
   Ser. A, F.S.A.
Aaa           6.60%       1/01/04   $  1,000     $
1,088,950
Allegheny Cnty. Higher Ed. Bldg. Auth. Rev.,
   Robert Morris Coll., M.B.I.A.
Aaa           7.00        6/15/08      1,000 (e)
1,083,370
   Univ. Rev., Duquesne Univ. Proj., A.M.B.A.C.
Aaa           5.00        3/01/21      4,680
4,282,855
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
   Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.
Aaa           6.25        9/01/20      1,750
1,865,202
   Magee-Womens Hosp., F.G.I.C.
Aaa          Zero        10/01/14      2,000
741,580
   Magee-Womens Hosp., F.G.I.C.
Aaa          Zero        10/01/16      2,000
656,580
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/18      2,000
581,960
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/19      4,000
1,096,840
   Presbyterian Univ. Hosp., Ser. C, M.B.I.A.
Aaa           7.625       7/01/15      1,100
1,167,430
   West Penn. Hosp. Hlth. Ctr.
NR            8.50        1/01/20      2,000
2,177,120
Allegheny Cnty. Ind. Dev. Auth. Rev.,
   USX Proj., Ser. A
Baa3          6.10        1/15/18      2,250
2,262,465
   USX Proj., Ser. A
Baa3          6.70       12/01/20      4,500
4,714,875
Allegheny Cnty. Residential Fin. Auth., Mtge. Rev.,
G.N.M.A.,
   Ser. F
Aaa           9.00        6/01/17        375
388,939
   Ser. Q
Aaa           7.40       12/01/22        935
988,342
Allegheny Cnty., Ser. C-37, M.B.I.A.
Aaa           7.30       12/01/10      1,500 (e)
1,656,135
Allentown, A.M.B.A.C.,
   Gtd. Wtr. Impvt.
Aaa           5.65        7/15/10        775
809,797
   Gtd. Wtr. Impvt.
Aaa           5.65        7/15/10        325
339,593
   Gtd. Wtr. Impvt.
Aaa           5.65        7/15/10        330
344,817
Beaver Cnty. Ind. Dev. Auth., Poll. Ctrl. Rev., Ohio Edison
   Proj., Ser. A, F.G.I.C.
Aaa           7.75        9/01/24      1,150
1,258,284
Berks Cnty. Gen. Oblig., Cap. Appreciation, F.G.I.C.
Aaa         Zero          5/15/16      2,900
982,375
Berks Cnty. Ind. Dev. Auth. Rev., Lutheran Home Proj.
NR            6.87       51/01/23      1,500
1,508,250
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr.
   Proj., M.B.I.A.
Aaa           5.70       10/01/14      1,250
1,280,150
Bucks Cnty. Wtr. & Swr. Auth. Rev., Neshaminy Interceptor
Swr.
   Sys., F.G.I.C.
Aaa         Zero         12/01/15      2,175
756,487
Butler Cnty. Hosp. Auth. Rev., North Hills Passavant Hosp.,
   Ser. A, F.S.A.
Aaa           7.00        6/01/22      1,000
1,099,660
Cambria Cnty. Ind. Dev. Auth., Poll. Ctrl. Rev., Elec. Co.
   Proj.,
   Ser. A, M.B.I.A.
Aaa           5.35       11/01/10      5,000
5,034,350
Central Greene Sch. Dist., Ser. AA, A.M.B.A.C.
Aaa           5.25        2/15/24      1,000
943,620
Chartiers Valley Ind., Ref.-Friendship Vlg./South Hills
NR            6.75        8/15/18      2,225
2,242,956
Chester Upland Sch. Auth., Sch. Rev.
A(b)          6.375       9/01/21      1,000
1,022,530

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Cumberland Cnty. Mun. Auth. Rev., Presbyterian Homes Inc.
   Proj.
BBB+(b)       6.00%      12/01/26   $  3,000     $
2,913,840
Dauphin Cnty. Gen. Auth. Rev., B.I.G
Aaa           7.40        1/01/06         70
72,244
Delaware Cnty. Auth. Hosp. Rev., Crozer-Chester Med. Ctr.,
   M.B.I.A.
Aaa           7.15       12/15/05      2,550
2,844,704
Delaware Cnty. Hlth. Facs. Auth. Rev., Mercy Hlth. Corp.
Proj.      BBB+(b)       6.00       12/15/26      3,000
2,906,700
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec. Proj., Ser. A
Aa3           8.10       12/01/13      2,000
2,085,180
Doylestown Hosp. Auth. Rev., Pine Run Retirement, Ser. A
NR            7.20        7/01/23      3,180
3,263,634
Emmaus Gen. Auth. Rev., Local Gov't Bond, B.I.G.,
   Ser. B
Aaa           8.00        5/15/18      1,000 (d)
1,056,910
   Ser. C
Aaa           7.90        5/15/18      1,250
1,332,187
   Ser. E
Aaa           7.90        5/15/18      2,000
2,131,500
   Ser. F
Aaa           7.90        5/15/18      1,600
1,705,200
Great Valley Sch. Dist., Chester Cnty.
Aa1           5.10        2/15/16      2,000
1,906,480
Greencastle Antrim Sch. Dist., M.B.I.A.,
   Cap. Appreciation, Ser. B
Aaa          Zero         1/01/12      1,000
442,470
   Cap. Appreciation, Ser. B
Aaa          Zero         1/01/13      1,000
415,600
Harrisburg Auth. Rev., Pooled Bond Prog., Ser. I, M.B.I.A.
Aaa           5.625       4/01/15      2,000
2,013,840
Hazleton Hlth. Svc. Auth. Hosp. Rev., St. Joseph Med. Ctr.
Baa3          6.20        7/01/26      2,355
2,335,877
Lancaster Cnty. Solid Waste Mgmt. Auth. Rev.,
   Res. Rec. Sys. Landfill Rev.
A             7.75       12/15/04        750
778,290
   Res. Rec. Sys. Landfill Rev.
A             7.875      12/15/09        500
519,495
   Res. Rec. Sys. Rev., Ser. A
A             8.375      12/15/04      1,000
1,044,740
Langhorne Manor Boro. Higher Ed. & Hlth. Auth Rev.,
   Lower Bucks Hosp.
Ba3           7.35        7/01/22      1,000
959,270
Latrobe Ind. Dev. Auth. Coll. Rev.,
   St. Vincent Coll. Proj.
Baa1          6.75        5/01/14      1,800
1,891,404
   St. Vincent Coll. Proj.
Baa1          6.75        5/01/24      1,500
1,576,170
Lehigh Cnty. Gen. Purpose Auth. Revs., Horizon Hlth. Sys.
   Inc.,
   Ser. A
NR            8.25        7/01/13        500 (e)
524,000
Lower Pottsgrove Twnshp. Auth. Swr. Rev., Montgomery Cnty.,
   A.M.B.A.C.,
   Ser. A
Aaa         Zero         11/01/13      1,155
458,350
   Ser. A
Aaa         Zero         11/01/15      1,185
414,098
Luzerne Cnty. Ind. Dev. Auth. Rev., Gas & Water, Ser. B
A3            7.125      12/01/22      6,000
6,369,900
Montgomery Cnty. Higher Ed. & Hlth. Auth. Hosp. Rev.,
   Jeanes Hlth. Sys. Proj.
NR            8.625       7/01/07      4,000 (e)
4,587,040
Montgomery Cnty. Ind. Dev. Auth. Rev., Poll Ctrl.,
   Philadelphia Elec. Co., Ser. A
Baa1          7.60        4/01/21      1,000
1,072,880
   Res. Recovery
A-(b)         7.50        1/01/12      2,000
2,147,500
Montgomery Cnty. Redev. Auth., Multifamily Hsg., Ser. A
NR            6.50        7/01/25      1,400
1,371,454

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Northampton Cnty. Higher Ed. Auth. Rev.,
   Lehigh Univ., M.B.I.A.
Aaa           7.10%      11/15/09   $  1,500     $
1,625,040
   Moravian Coll.
AAA(b)        8.20        6/01/11      2,095 (e)
2,435,312
   Moravian Coll., A.M.B.A.C.
Aaa           6.25        7/01/11      2,195
2,418,736
Northeastern Hosp. & Ed. Auth. Coll. Rev., Kings Coll.
Proj.,
   Ser. B
BBB(b)        6.00        7/15/18      3,235
3,147,461
Northumberland Cnty. Ind. Dev. Auth. Rev., Roaring Creek
Wtr.       NR            6.375      10/15/23      1,000
982,680
Penn Hills, Ser. B, A.M.B.A.C.
Aaa         Zero         12/01/18      1,360
395,556
Penn Hills Twnshp., Gen. Oblig., Ser A, A.M.B.A.C.
Aaa         Zero          6/01/10      1,535
750,538
Pennsylvania Convention Ctr. Auth. Rev., Ser. A, F.G.I.C.
Aaa           6.00        9/01/19      5,445
5,932,001
Pennsylvania Econ. Dev. Auth.,
   Macmillan Ltd. Partnership Proj.
Baa2          7.60       12/01/20      3,000
3,347,520
   Wst. Wtr. Treatment Rev., Sun Co. R & M Proj., Ser. A
Baa3          7.60       12/01/24      4,500
5,017,635
Pennsylvania Hsg. Fin. Agcy.,
   Sngl. Fam. Mtge.
Aa            7.80       10/01/20      2,930
3,086,462
   Sngl. Fam. Mtge.
Aa            8.413(c)    4/01/25      2,100
2,131,500
   Sngl. Fam. Mtge., Ser. 53A
Aa            6.15       10/01/24      2,000
2,018,020
Pennsylvania Infrastructure Invt. Auth. Rev., M.B.I.A.
Aaa           5.625       9/01/14      1,500
1,510,740
Pennsylvania St. Cert. of Part., F.S.A.
Aaa           6.25       11/01/06      1,900
2,036,154
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
   Allegheny Coll., Ser. B
BBB+(b)       6.00       11/01/22      2,000
1,951,240
   Hahnemann Univ. Proj., M.B.I.A.
Aaa           7.20        7/01/09      1,500
1,631,400
   Hlth. Svs. Rev., Univ. of PA., Ser A
Aaa           5.70       11/15/11      2,000
2,073,800
   Ursinus College
BBB+(b)       5.90        1/01/27      1,925
1,874,777
Philadelphia Arpt. Rev., Philadelphia Arpt. Sys.
Baa1          9.00        6/15/15      2,000
2,060,000
Philadelphia Gas Wks. Rev.
Baa1          7.70        6/15/11        215
245,141
Philadelphia Gas Wks. Rev.,
   13th Ser.
Baa1          7.20        6/15/98        500
518,945
   13th Ser.
Baa1          7.30        6/15/99        625
663,906
   13th Ser.
Aaa           7.70        6/15/21      3,430 (e)
3,925,361
Philadelphia Gen. Oblig., M.B.I.A.
Aaa           5.00        5/15/15      4,640
4,354,501
Philadelphia Hosps. & Higher Ed. Fac. Auth. Rev.,
   Childrens' Hosp. Proj., Ser A
Aa3           5.00        2/15/21      2,000
1,794,180
   Childrens' Seashore House
A-(b)         7.00        8/15/12        500
531,970
   Childrens' Seashore House, Ser. A
A-(b)         7.00        8/15/12      1,000
1,064,790
   Childrens' Seashore House, Ser. A
A-(b)         7.00        8/15/17      1,000
1,062,510
   Grad. Hlth. Systems
Ba            7.25        7/01/18      5,000
5,181,700
Philadelphia Ind. Dev. Auth. Rev.,
   Inst. For Cancer Res. Proj., Ser. B
AA-(b)        7.25        7/01/10      5,770
6,248,737
   Nat'l. Brd. of Med. Examiners Proj.
A+(b)         6.75        5/01/12      5,000
5,413,700
Philadelphia Pkg. Auth. Rev., Arpt. Pkg., A.M.B.A.C.
Aaa           7.375       9/01/18      2,200 (e)
2,356,332
Philadelphia Redev. Auth. Rev., Home Impvt. Loan, Ser. A,
   F.H.A.
A1            7.40        6/01/08        295
312,523
Philadelphia Wtr. & Swr. Rev., Ser. 15, M.B.I.A.
Aaa           6.875      10/01/06        700
752,857

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Pine Richland Sch. Dis., Cap Appreciation, Ser A, F.S.A.
Aaa          Zero         9/01/20    $ 2,115     $
556,097
Pittsburgh Urban Redev. Auth., Mtge. Rev.,
   Ser. 87B
A1            8.30%       4/01/17        795
827,237
   Ser. C, A.M.T.
A1            6.55        4/01/28      1,635
1,652,200
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev.,
F.G.I.C.       Aaa           6.50        9/01/13      5,000
5,654,700
Pottstown Boro. Auth. Swr. Rev., A.M.B.A.C.
Aaa           5.50       11/01/21      2,000
1,947,180
Puerto Rico Comnwlth.,
   Gen. Oblig., A.M.B.A.C.
Aaa           7.00        7/01/10      4,030
4,755,561
   Gen. Oblig., F.S.A.
Aaa           8.132(c)    7/01/20      4,250
4,356,250
   Hwy. & Trans. Auth. Rev., Ser. Y
Baa1          6.25        7/01/14      1,000
1,088,930
   Pub. Impvt.
AAA(b)        7.70        7/01/20      5,250 (e)
5,925,885
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa           7.00        7/01/10        720
849,629
Puerto Rico Elec. Pwr. Auth., Pwr. Rev., Ser. S, M.B.I.A.
Aaa           7.00        7/01/06      1,800
2,105,514
Puerto Rico Port Auth. Rev., Spl. Facs. Amer. Airlines, Ser.
   A.
Baa3          6.25        6/01/26      1,475
1,515,282
Sayre Hlth. Care Facs. Auth. Rev., A.M.B.A.C.,
   Cap. Asset Fin. Prog. C
Aaa           7.70       12/01/13        500
542,095
   Cap. Asset Fin. Prog. C
Aaa           7.625      12/01/15      1,000
1,104,710
Schuylkill Cnty. Ind. Dev. Auth., Res. Rec. Rev., Schuykill
   Engy.
NR            6.50        1/01/10      3,800
3,658,640
Scranton-Lackawanna Hlth. & Welfare Auth. Rev.,
   Univ. of Scranton Proj., Ser. C
A-(b)         7.50        6/15/06      1,000 (e)
1,112,390
   Univ. of Scranton Proj., Ser. C
A-(b)         6.50        3/01/15      2,250
2,367,382
So. Fork Mun. Auth. Hosp. Rev., Lee Hosp. Proj., Ser. A
A-(b)         5.50        7/01/23        850
783,488
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C.,
   Cap. Appreciation
Aaa         Zero         11/01/11      1,035
465,481
   Cap. Appreciation
Aaa         Zero         11/01/12      1,035
437,464
   Cap. Appreciation
Aaa         Zero         11/01/13      1,035
410,729
Virgin Islands Pub. Fin. Auth. Rev.,
   Hwy. Trans. Gas Tax
BBB(b)        7.70       10/01/04      1,000
1,080,110
   Ref. Matching Loan Notes, Ser. A
NR            7.25       10/01/18      1,950
2,109,627
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR            7.75       10/01/06        940
1,021,799
Washington Cnty. Auth. Lease Rev., Mun. Fac., Shadyside
Hosp.,
   Ser. C-1D, A.M.B.A.C.
Aaa           7.45       12/15/18      2,900 (e)
3,252,437
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.
A3            6.75       12/01/08      2,750
2,919,868
West Mifflin San. Swr. Mun. Auth. Rev., F.G.I.C.
Aaa           6.25        8/01/10      1,555
1,714,465
York Cnty. Solid Waste & Refuse Auth., Ind. Dev. Rev., Res.
   Rec. Proj., Ser. C
AA-(b)        8.20       12/01/14      1,000
1,049,970

------------
Total Investments--98.6%
(cost $216,264,362; Note 4)
229,635,314
Other assets in excess of liabilities--1.4%
3,352,757

------------
Net Assets--100%
$232,988,071

------------

------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

------------------------------------------------------------
------------------------------------------------------------
------

(a) The following abbreviations are used in portfolio
descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Annual Mandatory Tender.
    B.I.G.--Bond Investors Guaranty Insurance Company.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(d) Pledged as initial margin on financial futures
contracts.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                 PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$216,264,362)...............................................
 .................         $229,635,314
Cash........................................................
 .............................................
134,236
Interest
receivable..................................................
 ....................................            3,806,216
Receivable for Series shares
sold........................................................
 ................               79,640
Other
assets......................................................
 .......................................                5,320
Receivable for investments
sold........................................................
 ..................                5,000

-----------------
   Total
assets......................................................
 ....................................          233,665,726

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              227,035
Accrued
expenses....................................................
 .....................................              186,382
Dividends
payable.....................................................
 ...................................              114,568
Management fee
payable.....................................................
 ..............................               80,832
Distribution fee
payable.....................................................
 ............................               64,567
Deferred trustees'
fees........................................................
 ..........................                2,959
Due to broker-variation
margin......................................................
 .....................                1,312

-----------------
   Total
liabilities.................................................
 ....................................              677,655

-----------------
Net
Assets......................................................
 .........................................        $
232,988,071

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     219,781
   Paid-in capital in excess of
par.........................................................
 .............          218,670,469

-----------------

218,890,250
   Accumulated net realized gain on
investments.................................................
 .........              726,869
   Net unrealized appreciation on
investments.................................................
 ...........           13,370,952

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 232,988,071

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($82,299,051 / 7,762,262 shares of beneficial interest
issued and outstanding).....................
$10.60
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .33
   Maximum offering price to
public......................................................
 ................               $10.93
Class B:
   Net asset value, offering price and redemption price per
share
      ($149,854,423 / 14,137,162 shares of beneficial
interest issued and outstanding)...................
$10.60
Class C:
   Net asset value, offering price and redemption price per
share
      ($834,597 / 78,736 shares of beneficial interest
issued and outstanding)...........................
$10.60

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Operations (Unaudited)

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1997
Income
   Interest..................................      $
7,504,497
                                                ------------
-----
Expenses
   Management fee............................
588,583
   Distribution fee--Class A.................
39,489
   Distribution fee--Class B.................
389,079
   Distribution fee--Class C.................
3,092
   Transfer agent's fees and expenses........
61,000
   Reports to shareholders...................
55,000
   Custodian's fees and expenses.............
50,000
   Registration fees.........................
18,000
   Legal fees and expenses...................
5,500
   Audit fees and expenses...................
5,000
   Trustees' fees............................
1,800
   Miscellaneous.............................
1,428
                                                ------------
-----
      Total expenses.........................
1,217,971
   Less: Management fee waiver (Note 2)......
(58,858)
       Custodian fee credit..................
(5,436)
                                                ------------
-----
      Net expenses...........................
1,153,677
                                                ------------
-----
Net investment income........................
6,350,820
                                                ------------
-----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
1,690,743
   Financial futures transactions............
(207,606)
                                                ------------
-----

1,483,137
                                                ------------
-----
Net change in unrealized appreciation on:
   Investments...............................
2,789,447
   Financial futures contracts...............
389,844
                                                ------------
-----

3,179,291
                                                ------------
-----
Net gain on investments......................
4,662,428
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................
$11,013,248
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Changes in Net Assets (Unaudited)

                                    Six Months
                                      Ended         Year
Ended
Increase (Decrease)                February 28,     August
31,
in Net Assets                          1997            1996
Operations
   Net investment income........   $  6,350,820    $
13,187,276
   Net realized gain on
      investment transactions...      1,483,137
3,106,670
   Net change in unrealized
      appreciation/depreciation
      of investments............      3,179,291
(4,390,967)
                                   ------------    ---------
---
   Net increase in net assets
      resulting from
      operations................     11,013,248
11,902,979
                                   ------------    ---------
---
Dividends and distributions
   (Note 1):
   Dividends to shareholders
      from net investment income
      Class A...................     (2,238,544)
(3,346,434)
      Class B...................     (4,091,600)
(9,806,020)
      Class C...................        (20,676)
(34,822)
                                   ------------    ---------
---
                                     (6,350,820)
(13,187,276)
                                   ------------    ---------
---
   Distributions from net
      realized gains
      Class A...................       (731,526)
--
      Class B...................     (1,331,940)
--
      Class C...................         (7,284)
--
                                   ------------    ---------
---
                                     (2,070,750)
--
                                   ------------    ---------
---
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................      4,587,452
14,511,819
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      4,840,336
7,333,818
   Cost of shares reacquired....    (17,328,247)
(35,929,977)
                                   ------------    ---------
---
   Net decrease in net assets
      from Series share
      transactions..............     (7,900,459)
(14,084,340)
                                   ------------    ---------
---
Total decrease..................     (5,308,781)
(15,368,637)
Net Assets
Beginning of period.............    238,296,852
253,665,489
                                   ------------    ---------
---
End of period...................   $232,988,071
$238,296,852
                                   ------------    ---------
---
                                   ------------    ---------
---

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     9

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of fourteen series.
The monies of each series are invested in separate,
independently managed
portfolios. The Pennsylvania Series (the 'Series') commenced investment
operations in April, 1987. The Series is diversified and
seeks to achieve it's
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin'. Subsequent
payments, known as
'variation margin', are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures. The Series invests in
financial futures
contracts in order to hedge its existing portfolio
securities or securities the
Series intends to purchase against fluctuations in value
caused by changes in
prevailing interest rates. Should interest rates move
unexpectedly, the Series
may not achieve the anticipated benefits of the financial
futures contracts and
may realize a loss. The use of futures transactions involves the risk of
imperfect correlation in movements in the price of futures
contracts, interest
rates and the underlying hedged assets.
Options: The Series may either purchase or write options in
order to hedge
against adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates with respect to securities which
the Fund currently
owns or intends to purchase. The Series' principal reason
for writing options is
to realize, through receipt of premiums, a greater current
return than would be
realized on the underlying security alone. When the Series
purchases an option,
it pays a premium and an amount equal to that premium is
recorded as an
investment. When the Series writes an option, it receives a
premium and an
amount equal to that premium is recorded as a liability. The investment or
liability is adjusted daily to reflect the current market
value of the option.
If an option expires unexercised, the Series realizes a gain or loss to the
extent of the premium received or paid. If an option is
exercised, the premium
received or paid is an adjustment to the proceeds from the
sale or the cost of
the purchase in determining whether the Series has realized
a gain or loss. The
difference between the premium and the amount received or
paid on effecting a
closing purchase or sale transaction is also treated as a
realized gain or loss.
Gain or loss on purchased options is included in net
realized gain (loss) on
investment transactions. Gain or loss on written options is
presented separately
as net realized gain (loss) on written option transactions. The Series, as a writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased
(put). As a result, the
Series bears the market risk of an unfavorable change in the price of the
security underlying the written option. The Series, as
purchaser of an option,
bears the risk of the potential inability of the
counterparties to meet the
terms of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
------------------------------------------------------------
--------------------
                                     -----
                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
recorded on the accrual basis. The Series amortizes premiums and original issue
discount paid on purchases of portfolio securities as
adjustments to interest
income. Expenses are recorded on the accrual basis which may require the use of
certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends are made monthly.
Distributions of net
capital gains, if any, are made annually. Income
distributions and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Series has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $58,858 ($.003 per share)
for the six months
ended February 28, 1997. The Series is not required to
reimburse PMF for such
waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class
B and Class C
shares. The Fund compensates PSI for distributing and
servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of
distribution, (the 'Class A,
B and C Plans'), regardless of expenses actually incurred by
PSI. The
distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the Class A, B
and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $12,000 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months ended
February 28, 1997, it
received approximately $120,800 in contingent deferred sales charges imposed
upon certain redemptions by Class B and Class C
shareholders.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
--------------------
                                     -----
                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $58,800 for
the services of
PMFS. As of February 28, 1997, approximately $9,700 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations includes
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$29,298,324 and
$37,301,546, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997, was $216,231,781 and accordingly, net unrealized
appreciation of
investments for federal income tax purposes was $13,403,533
(gross unrealized
appreciation--$13,707,422; gross unrealized depreciation--
$303,889).
At February 28, 1997 the Series sold 75 financial futures
contracts on the
Municipal Bond Index expiring March 1997. The value at
disposition of such
contracts was $8,268,750. The value of such contracts
February 28, 1997 was
$8,268,750 thereby resulting in no unrealized gain or loss.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February 28, 1997 and August 31, 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997:
Shares sold........................       95,459    $
1,013,280
Shares issued in reinvestment of
  dividends........................      160,035
1,695,433
Shares reacquired..................     (549,084)
(5,823,150)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (293,590)
(3,114,437)
Shares issued upon conversion from
  Class B..........................    1,414,007
14,987,094
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,120,417    $
11,872,657
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................      170,524    $
1,815,672
Shares issued in reinvestment of
  dividends........................      174,484
1,854,233
Shares reacquired..................     (856,245)
(9,076,849)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (511,237)
(5,406,944)
Shares issued upon conversion from
  Class B..........................    2,346,430
24,852,900
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,835,193    $
19,445,956
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended February 28, 1997:
Shares sold........................      335,526    $
3,557,672
Shares issued in reinvestment of
  dividends........................      295,812
3,132,759
Shares reacquired..................   (1,082,730)
(11,473,187)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (451,392)
(4,782,756)
Shares reacquired upon conversion
  into Class A.....................   (1,414,548)
(14,987,094)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (1,865,940)
$(19,769,850)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................    1,135,725    $
12,092,210
Shares issued in reinvestment of
  dividends........................      513,704
5,464,148
Shares reacquired..................   (2,513,126)
(26,746,007)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (863,697)
(9,189,649)
Shares reacquired upon conversion
  into Class A.....................   (2,346,430)
(24,852,900)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (3,210,127)
$(34,042,549)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----
                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)    PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1997:
Shares sold........................        1,561    $
16,500
Shares issued in reinvestment of
  dividends........................        1,147
12,144
Shares reacquired..................       (3,024)
(31,910)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................         (316)   $
(3,266)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold........................       55,805    $
603,937
Shares issued in reinvestment of
  dividends........................        1,449
15,437
Shares reacquired..................      (10,040)
(107,121)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       47,214    $
512,253
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class A
                                                    --------
------------------------------------------------------------
--
                                                     Six
Months
                                                       Ended
Year Ended August 31,
                                                    February
28,     ----------------------------------------------------
-
                                                        1997
1996        1995        1994        1993       1992
                                                    --------
----     -------     -------     -------     ------     ----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............      $
10.49       $ 10.55     $ 10.42     $ 11.21     $10.55     $
9.96
                                                        ----
--       -------     -------     -------     ------     ----
--
Income from investment operations
Net investment income...........................
 .30(a)        .59(a)      .60(a)      .59        .62
 .62
Net realized and unrealized gain (loss) on
   investment transactions......................
 .20          (.06)        .13       (.68)        .70
 .59
                                                        ----
--       -------     -------     -------     ------     ----
--
   Total from investment operations.............
 .50           .53         .73       (.09)       1.32
1.21
                                                        ----
--       -------     -------     -------     ------     ----
--
Less distributions
Dividends from net investment income............
(.30)         (.59)       (.60)      (.59)      (.62)
(.62)
Distributions from net realized gains...........
(.09)        --          --          (.11)      (.04)
--
                                                        ----
--       -------     -------     -------     ------     ----
--
   Total distributions..........................
(.39)         (.59)       (.60)      (.70)      (.66)
(.62)
                                                        ----
--       -------     -------     -------     ------     ----
--
Net asset value, end of period..................      $
10.60       $ 10.49     $ 10.55     $ 10.42     $11.21
$10.55
                                                        ----
--       -------     -------     -------     ------     ----
--
                                                        ----
--       -------     -------     -------     ------     ----
--
TOTAL RETURN(b):................................
4.87%         5.08%       7.35%      (.82)%     12.86%
12.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................      $
82,299       $69,659     $50,696     $10,651     $9,342
$5,908
Average net assets (000)........................      $
79,632       $59,995     $30,092     $10,315     $7,354
$4,439
Ratios to average net assets:
   Expenses, including distribution fees........
 .71%(a)(c)     .75%(a)     .80%(a)     .75%      .78%
 .81%
   Expenses, excluding distribution fees........
 .61%(a)(c)     .65%(a)     .70%(a)     .65%      .68%
 .71%
   Net investment income........................
5.67%(a)(c)    5.56%(a)    5.76%(a)    5.52%     5.69%
5.99%
For Class A, B and C shares:
   Portfolio turnover rate......................
13%           26%         19%         22%        13%
25%

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class B
                                                    --------
------------------------------------------------------------
---------
                                                     Six
Months
                                                       Ended
Year Ended August 31,
                                                    February
28,     ----------------------------------------------------
--------
                                                        1997
1996         1995         1994         1993         1992
                                                    --------
----     --------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............      $
10.49       $  10.55     $  10.42     $  11.21     $  10.54
$   9.96
                                                    --------
----     --------     --------     --------     --------
--------
Income from investment operations
Net investment income...........................
 .28(a)         .55(a)       .56(a)       .55          .57
 .58
Net realized and unrealized gain (loss) on
   investment transactions......................
 .20           (.06)         .13        (.68)          .71
 .58
                                                    --------
----     --------     --------     --------     --------
--------
   Total from investment operations.............
 .48            .49          .69        (.13)         1.28
1.16
                                                    --------
----     --------     --------     --------     --------
--------
Less distributions
Dividends from net investment income............
(.28)          (.55)        (.56)       (.55)        (.57)
(.58)
Distributions from net realized gains...........
(.09)         --           --           (.11)        (.04)
--
                                                    --------
----     --------     --------     --------     --------
--------
   Total distributions..........................
(.37)          (.55)        (.56)       (.66)        (.61)
(.58)
                                                    --------
----     --------     --------     --------     --------
--------
Net asset value, end of period..................      $
10.60       $  10.49     $  10.55     $  10.42     $  11.21
$  10.54
                                                    --------
----     --------     --------     --------     --------
--------
                                                    --------
----     --------     --------     --------     --------
--------
TOTAL RETURN(b):................................
4.66%          4.66%        6.92%      (1.22)%       12.54%
11.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................
$149,854       $167,809     $202,633     $257,732
$263,752     $206,028
Average net assets (000)........................
$156,921       $189,902     $223,082     $266,594
$229,955     $186,113
Ratios to average net assets:
   Expenses, including distribution fees........
1.11%(a)(c)     1.15%(a)     1.17%(a)     1.15%       1.18%
1.21%
   Expenses, excluding distribution fees........
 .61%(a)(c)      .65%(a)      .67%(a)      .65%        .68%
 .71%
   Net investment income........................
5.26%(a)(c)     5.16%(a)     5.44%(a)     5.11%       5.29%
5.59%

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     15

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class C
                                                    --------
-----------------------------------------

August 1,
                                                     Six
Months      Year Ended August      1994(d)
                                                       Ended
31,             Through
                                                    February
28,     -----------------     August 31,
                                                        1997
1996       1995         1994
                                                        ----
-        ------     ------        -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............
$10.49        $10.55     $10.42       $10.44
                                                        ----
-        ------     ------        -----
Income from investment operations
Net investment income...........................
 .26(a)        .52(a)     .53(a)       .04
Net realized and unrealized gain (loss) on
   investment transactions......................
 .20          (.06)       .13         (.02)
                                                        ----
-        ------     ------        -----
   Total from investment operations.............
 .46           .46        .66          .02
                                                        ----
-        ------     ------        -----
Less distributions
Dividends from net investment income............
(.26)         (.52)      (.53)        (.04)
Distributions from net realized gains...........
(.09)         --         --           --
                                                        ----
-        ------     ------        -----
   Total distributions..........................
(.35)         (.52)      (.53)        (.04)
                                                        ----
-        ------     ------        -----
Net asset value, end of period..................
$10.60        $10.49     $10.55       $10.42
                                                        ----
-        ------     ------        -----
                                                        ----
-        ------     ------        -----
TOTAL RETURN(b):................................
4.53%         4.41%      6.65%         .14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................       $
835        $  829     $  336       $   90
Average net assets (000)........................       $
831        $  704     $  223       $    1
Ratios to average net assets:
   Expenses, including distribution fees........
1.36%(a)(c)   1.40%(a)   1.44%(a)     2.00%(c)
   Expenses, excluding distribution fees........
 .61%(a)(c)    .65%(a)    .69%(a)     1.25%(c)
   Net investment income........................
5.01%(a)(c)   4.91%(a)   5.14%(a)     8.51%(c)

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     16

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information              PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----
                                       17

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                           BULK RATE
Gateway Center Three                             U.S.
POSTAGE
100 Mulberry Street                                  PAID
Newark, NJ  07102-4077                            Permit
6807
(800) 225-1852                                    New York,
NY

74435M879
74435M887   MF132E2
74435M481   Cat# 642131D

(ICON)

Prudential
Municipal
Series Fund
----------------------------
Massachusetts
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997

(LOGO)

Prudential Municipal Series Fund
Massachusetts Money Market Series

Performance At A Glance.
Over the past six months, the Prudential Municipal Series
Fund -- Massachusetts
Money Market Series produced tax-free returns which were generally superior to those of the average Massachusetts tax-free money market fund. The Series'
7-day current yield on February 28, 1997 was 2.88%, which was higher than the
2.77% reported by the average tax-free Massachusetts municipal bond money market fund tracked by IBC Financial Data. The Series' yield was equivalent to a taxable yield of 5.42% for individuals in the highest federal and state income tax brackets.

Fund Facts                                As of 2/28/97

                     7-Day      Net Asset    Taxable
Equivalent Yield1    Weighted Avg.     Total Net
                  Current Yld.    Value       @31%      @36%
@39.6%       Mat.        Assets (mil.)
MA Money
Market Funds        2.88%                     4.74%    5.11%
5.42%
Market Fund        (2.51)       $1.00        (4.13)   (4.45)
(4.71)     46 Days          $54.4
IBC Financial Data
MA Tax-Exempt
Fund Avg.2          2.77        $1.00         4.56     4.92
5.21     54 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates. Without waiver of management fees and/or expense subsidies, the Series' yield would have been lower as indicated in parentheses ().

2This is the average 7-day current yield, NAV and WAM of 10 funds in the
International Business Communications Financial Data
Massachusetts tax-exempt
money market fund category as of February 28, 1997.

Tracking Tax-Free Money Fund Yields.
             (CHART)


How Investments Compared.
    (As of 2/28/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Colleen Meehan, Fund Manager                (PICTURE)

Portfolio
Manager's Report
The Prudential Municipal Series Fund -- Massachusetts Money Market Series seeks current income that is exempt from federal and Massachusetts state income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of Massachusetts, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the U.S. Virgin
Islands). There can be no assurance that the Series will achieve its investment objective.

A Word
About Quality.
Your Series will typically purchase securities with maturities of 13 months or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1 or A-
2 by Standard &
Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price of the Massachusetts Money Market Series will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
------------------------------------------------------------
---

Waiting Out The Fed.
Short-term municipal markets were fairly quiet over the past six months ending in February. Interest rates fluctuated far less than they did earlier in 1996, as investors came to realize that the Federal Reserve would leave interest rates unchanged for the remainder of the year. Of course, the Federal Reserve seeks to promote moderate, non-inflationary growth by raising or lowering the federal funds rate (what banks charge each other for overnight loans).
Correctly anticipating these moves is one way your Series seeks to enhance tax-free return.

The federal funds rate remained unchanged at 5.25% throughout the reporting period. On March 25, 1997, however, the Federal Reserve raised the rate 25 basis points (a basis point is 1/100th of a percentage point) to 5.50%. It was the first increase in two years. The central bank explained it was moving to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The action was widely expected. Indeed, Federal Reserve
Chairman Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Our strategy over the past six months was to adjust the Series' weighted average maturity (WAM) in anticipation of market conditions. WAM measures the sensitivity of the Series' underlying securities to changing interest rates.
When interest rates are expected to rise, WAM is usually shortened (we buy shorter maturity securities) so we are positioned to buy new securities at higher yields. Conversely, when rates are expected to fall, WAM is lengthened
(we buy longer maturity securities) to preserve higher yields for you.

During much of the reporting period, there was such a dearth of new issuance that we positioned the Series' WAM, longer than the average Massachusetts tax-free money market fund. This helped performance. In fact, it was a prudent course given that the Federal Reserve did not raise interest rates. We shortened the WAM in December to accommodate seasonal year-end redemptions that usually produce higher municipal rates. As the month ended, we extended the WAM to lock-in higher rates and carry us through January when yields traditionally fall. As February ended, the WAM was shorter than the average fund as we anticipated a rate move by the Federal Reserve.

What Went Well.
--------------------------------------------

Steering A
Prudent Course.
During the reporting period, we tried to steer a prudent course of looking for value-oriented investments as they became available, while maintaining our high credit quality.

With such a scarcity of new issues we sometimes purchased high quality variable rate securities or credits issued out-of-state. We also favored AMT paper and insured first-year serial bonds.

AMT comes with attractive yields -- sometimes 10 to 15 basis points higher than non-AMT investments. It was a useful tool for us.

We also found value in buying first-year serial securities of longer term bonds. Under this arrangement, we bought portions of 30-year bonds that matured in 12 months. The prices and yields were very attractive and the securities were also insured.

Another plus was the Series' weighted average maturity
(WAM). Although the WAM
was longer overall than our peer group for much of the six-month period, it worked in our favor when the Federal Reserve left interest rates unchanged in
October and November.

Looking Ahead.
------------------------------------------------
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Our past experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. But if this does happen, short-term municipal rates will follow the taxable markets' lead and we will do our part to have your Series take advantage of them.

And Not So Well.
------------------------------------------

Markets Were Too Quiet.
Massachusetts' short-term municipal markets were quiet over the last six months. New issues were in very short supply while demand was high, causing rates to trend lower, although overall quality was good. Why are new municipal bonds so scarce? A strengthening economy means additional tax revenues for municipalities reducing their need to borrow. And with the difference between short- and long-term rates narrowing, many municipalities are finding it more cost-efficient to participate in the long-term markets.


(CHART)
                                   1

President's Letter                             April 10,
1997
------------------------------------------------------------
-
(PICTURE)

                   We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
  Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- We're On Your Side. Your Prudential Securities Financial
Advisor or
  Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals.
  Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of        PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)         MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Chicopee, Gen. Oblig., Ser. 96, F.S.A.
Aaa           6.00%       8/01/97   $    600     $   605,131
Dracut, Gen. Oblig., A.M.B.A.C.
Aaa           6.00        6/01/97        740         744,170
Fitchburg Mass., Gen. Oblig., Ser. 96, A.M.B.A.C.
Aaa           5.50        3/01/97      1,200       1,200,000
Holyoke Poll. Ctrl. Rev., Ser. 88, F.R.W.D.
A-1+(c)       3.10        3/05/97      1,100       1,100,000
Jackson Cnty. Mississippi Ind. Swr. Facs. Rev., Chevron
   Project,
   Ser. 94, F.R.D.D.
P-1           3.55        3/03/97        100         100,000
Mass. Bay Trans. Auth., S.E.M.O.T., Ser. 84A
VMIG1         3.45        9/01/97      1,000       1,000,000
Mass. Comnwlth., Ded. Inc. Tax, Ser. 90E, F.R.D.D.
VMIG1         3.40        3/03/97      1,300       1,300,000
Mass. Edl. Loan Auth. Rev., Issue E, Ser. 96A, F.R.W.D.
A-1+(c)       3.25        3/05/97      2,000       2,000,000
Mass. Ind. Fin. Agcy. Ind. Rev., Showa Womens Inst. Inc.,
   F.R.D.D., Ser. 94
VMIG1         3.40        3/03/97      1,000       1,000,000
Mass. Mun. Whsl. Elec. Co. Pwr. Supply Sys. Rev., Ser. 94C,
   F.R.W.D.
VMIG1         3.05        3/05/97      2,500       2,500,000
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Boston Univ., Ser. 85H, T.E.C.P.
VMIG1         3.5o        5/14/97      1,500       1,500,000
   Cap. Asset Prog., Ser. 85B, F.R.D.D.
VMIG1         3.15        3/03/97      1,000       1,000,000
   Cap. Asset Prog., Ser. 85C, F.R.D.D., M.B.I.A.
VMIG1         3.15        3/03/97        800         800,000
   Cap. Asset Prog., Ser. D, F.R.D.D.
VMIG1         3.45        3/03/97        600         600,000
   Harvard Univ., Ser. 89L, T.E.C.P.
VMIG1         3.45        3/28/97      1,300       1,300,000
   Harvard Univ., Ser. 89L, T.E.C.P.
VMIG1         3.40        5/15/97      1,000       1,000,000
   William College, Ser. E, F.R.W.D.
A-1+(c)       3.25        3/05/97      1,500       1,500,000
Mass. St. Hsg. Fin. Agcy. Rev.,
   Long Option Period Ser. 11, A.N.N.O.T., A.M.B.A.C.
Aaa           4.00        9/01/97      1,420       1,420,000
   Multi Family Rev., Harbor Point, Ser. 95A
A-1+(c)       3.20        3/05/97      1,000       1,000,000
Mass. St. Ind. Fin. Agcy. Ind. Rev.,
   Edgewood Retirement, Ser. 95C, F.R.W.D.
VMIG1         3.35        3/05/97      2,500       2,500,000
   Goddard House, Ser. 95, F.R.W.D.
A-1(c)        3.20        3/06/97      2,000       2,000,000
   Governor Dummer Academy, F.R.W.D.
A-1+(c)       3.15        3/06/97      1,500       1,500,000
   Hazen Paper Co., Ser. 95, F.R.W.D.S.
A-1(c)        3.30        3/06/97      1,800       1,800,000
   Heritage At Dartmouth, F.R.W.D.
VMIG1         3.30        3/06/97      1,500       1,500,000
   Nutramax Prods. Inc., Ser. 96A, F.R.W.D.
A-1+(c)       3.30        3/06/97      2,000       2,000,000
   Ocean Spray Cranberries Inc. Proj., Ser. 84, A.N.N.O.T.
A+(c)         3.85       10/15/97      1,100       1,100,000
   Ogden Haverhill Proj., Ser. 86B, F.R.W.D.
VMIG1         3.25        3/05/97      2,000       2,000,000
   Riverdale Mills, Ser. 95, F.R.W.D.
A-1(c)        3.30        3/06/97      1,300       1,300,000
   United Med. Corp. Issue, Ser. 92, F.R.W.D.
P1            3.25        3/05/97        700         700,000
Mass. St. Ind. Fin. Agcy. Poll. Ctrl., New England Pwr. Co.
   Proj. Ser. 93A, T.E.C.P.
Mass. St. Ind. Fin. Agcy. Poll. Ctrl.,
   New England Pwr. Co. Proj., Ser. 92, F.R.D.D.
VMIG1         3.40        3/03/97      1,500       1,500,000
   New England Pwr. Co. Proj., Ser. 93A, T.E.C.P.
VMIG1         3.45        4/18/97      1,000       1,000,000
Mass. St. Port Auth. Rev.,
   Multi Modal Amt. Ref., Ser. 95B, F.R.D.D.
VMIG1         3.45        3/03/97      1,900       1,900,000
   Multi Modal Ref., Ser. 95A
VMIG1         3.35        3/03/97      1,200       1,200,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of        PRUDENTIAL MUNICIPAL
SERIES FUND
February 28, 1997 (Unaudited)         MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Milford, Gen. Oblig., M.B.I.A.
Aaa           4.50%       8/15/97   $    608     $   609,889
Natick, Gen. Oblig., Ser. 96, B.A.N.
NR            3.70        5/22/97      1,000       1,000,108
Needham, Gen. Oblig., Ser. 96
Aa            4.75        5/15/97        865         866,853
North Andover, Gen. Oblig., F.G.I.C.
Aaa           6.00        1/15/98        678         691,291
Northampton, Gen. Oblig., Ser. 96, M.B.I.A.
Aaa           4.25        5/15/97        752         752,748
Peabody, Gen. Oblig., Ser. 96, B.A.N.
NR            4.15        8/15/97      1,000       1,001,385
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., F.R.W.D.,
Ser.
   X
VMIG1         2.95        3/05/97        600         600,000
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Fac. Fin. Auth.
   Rev., Pharmaceuticals, Ser. 83A, A.N.N.O.T.
AAA(c)        3.75       12/01/97      2,000       2,000,000
Revere Hsg. Auth. Multifamily Mtge. Rev., Waters Edge Apts.
   Proj., F.R.W.D. Ser. 91C
A-1(c)        3.65        3/07/97      1,990       1,990,000
Saugus, Gen. Oblig., Ser. 96, M.B.I.A.
Aaa           6.50        8/15/97        460         466,175
Sublette Cnty. Wyoming Poll. Ctr. Rev., Exxon Proj., Ser. 84
A-1+(c)       3.40        3/03/97        100         100,000
West Baton Rouge Parish Ind. Dist. Pound3 Rev., Dow Chemical
   Co. Proj., F.R.D.D., Ser. 94A
P1            3.55        3/03/97      1,200       1,200,000

-----------
Total Investments--101.1%
   (cost $54,947,750; (d))
54,947,750
Liabilities in excess of other assets--(1.1)%
(583,441)

-----------
Net Assets--100%
$54,364,309

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b). F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic
Notes (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Corporation. S.E.M.O.T.--Semi-Monthly Tender Offer.
    T.E.C.P.--Tax-Exempt Commerical Paper.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's. The Fund's
current Statement of
Additional Information contains a description of Moody's and
Standard & Poor's
ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities         PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                 MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
-------------------

Assets
February 28, 1997
Investments, at amortized cost which approximates market
value...........................................      $
54,947,750
Cash........................................................
 .............................................
64,423
Receivable for Series shares
sold........................................................
 ................            1,134,841
Interest
receivable..................................................
 ....................................              300,630
Receivable for investments
sold........................................................
 ..................               50,119
Other
assets......................................................
 .......................................                1,086

-----------------
   Total
assets......................................................
 ....................................           56,498,849

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................            1,047,336
Payable for investments
purchased...................................................
 .....................            1,000,000
Accrued
expenses....................................................
 .....................................               62,977
Dividends
payable.....................................................
 ...................................               13,626
Management fee
payable.....................................................
 ..............................                5,063
Deferred trustees'
fees........................................................
 ..........................                2,959
Distribution fee
payable.....................................................
 ............................                2,579

-----------------
   Total
liabilities.................................................
 ....................................            2,134,540

-----------------
Net
Assets......................................................
 .........................................      $
54,364,309

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$       543,643
   Paid-in capital in excess of
par.........................................................
 .............           53,820,666

-----------------
Net assets, February 28,
1997........................................................
 ....................      $    54,364,309

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($54,364,309 / 54,364,309 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized)....................
$1.00

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................       $ 887,875
                                              --------------
---
Expenses
   Management fee..........................         126,009
   Distribution fee........................          31,502
   Custodian's fees and expenses...........          35,700
   Reports to shareholders.................          12,400
   Transfer agent's fees and expenses......          10,900
   Registration fees.......................           8,200
   Audit fees and expenses.................           4,000
   Legal fees and expenses.................           3,000
   Trustees' fees and expenses.............           1,800
   Insurance expense.......................             500
   Miscellaneous...........................           1,850
                                              --------------
---
      Total expenses.......................         235,861
   Less: Management fee waiver.............         (94,506)
                                              --------------
---
      Net expenses.........................         141,355
                                              --------------
---
Net investment income......................         746,520
Net Increase in Net Assets
Resulting from Operations..................       $ 746,520
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                   Six Months
                                      Ended         Year
Ended
Increase (Decrease)               February 28,      August
31,
in Net Assets                         1997             1996
Operations
   Net investment income........  $     746,520
1,682,042
   Net realized loss on
      investment transactions...             --
(130)
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................        746,520
1,681,912
                                  -------------    ---------
----
Dividends to shareholders (Note
   1)...........................       (746,520)
(1,681,912)
                                  -------------    ---------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
   sold.........................    109,506,952
264,188,977
   Net asset value of shares
      issued to shareholders in
      reinvestment of
      dividends.................        738,671
1,637,636
   Cost of shares reacquired....   (106,392,726)
(272,137,014)
                                  -------------    ---------
----
   Net increase (decrease) in
      net assets from Series
      share transactions........      3,852,897
(6,310,401)
                                  -------------    ---------
----
Total increase (decrease).......      3,852,897
(6,310,401)
Net Assets
Beginning of period.............     50,511,412
56,821,813
                                  -------------    ---------
----
End of period...................  $  54,364,309    $
50,511,412
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The Massachusetts Money Market Series
(the 'Series')
commenced investment operations on August 5, 1991. The
Series is non-diversified
and seeks to provide the highest level of income that is
exempt from
Massachusetts State, local and federal income taxes with the minimum of risk by
investing in 'investment grade' tax-exempt securities having a maturity of
thirteen months or less and whose ratings are within the two highest ratings
categories by a nationally recognized statistical rating
organization, or if not
rated, are of comparable quality. The ability of the issuers of the securities
held by the Series to meet their obligations may be affected by economic
developments in a specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 P.M., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis.The Fund amortizes premiums and accretes
original issue discount
on portfolio securities as adjustments to interest income.
Expenses are recorded
on the accrual basis which may require the use of certain
estimates by
management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly. Income distributions
and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. For the six
months ended February 28, 1997, PMF voluntarily waived 75%
of its management
fee. The amount of fees waived for the six months ended
February 28, 1997
amounted to $94,506 ($.002 per share; .375% of average net
assets; annualized).
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Fund. The Fund compensates PSI for
distributing and servicing of the Series, pursuant to a plan of distribution,
regardless of expenses actually incurred by PSI. The Series
reimbursed PSI for
distributing and servicing the Series' shares pursuant to
the plan of
distribution at an annual rate of .125% of 1% of the Series'
average daily net
assets. The distribution fees are accrued daily and payable
monthly.
PSI, PMF and PIC are indirect wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not
------------------------------------------------------------
--------------------
                                       7

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)     MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
borrowed any amounts pursuant to the Agreement as of
February 28, 1997. The
Funds pay a commitment fee at an annual rate of .055 of 1%
on the unused portion
of the credit facility. The commitment fee is accrued and
paid quarterly on a
pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During six months ended
February 28, 1997,
the Series incurred fees of approximately $10,800 for the
services of PMFS. As
of February 28, 1997, approximately $1,800 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
                                       8

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

                                                        Six
Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1997          1996        1995        1994        1993
1992
                                                           -
-----       -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............      $
1.00       $  1.00     $  1.00     $  1.00     $  1.00     $
1.00
Net investment income and realized gains(a)........
 .016          .031        .031        .019        .021
 .034
Dividends and distributions to shareholders........
(.016)        (.031)      (.031)      (.019)      (.021)
(.034)
                                                           -
-----       -------     -------     -------     -------
-------
Net asset value, end of period.....................      $
1.00       $  1.00     $  1.00     $  1.00     $  1.00     $
1.00
                                                           -
-----       -------     -------     -------     -------
-------
                                                           -
-----       -------     -------     -------     -------
-------
TOTAL RETURN(b):...................................
1.50%         3.12%       3.10%       1.89%       2.17%
3.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)....................      $
54,364       $50,511     $56,822     $37,278     $36,608
$18,019
Average net assets (000)...........................      $
50,821       $54,689     $42,919     $42,427     $32,246
$15,477
Ratios to average net assets:(a)
   Expenses, including distribution fees...........
 .561%(c)      .554%       .627%       .620%       .365%
 .125%
   Expenses, excluding distribution fees...........
 .436%(c)      .429%       .502%       .495%       .240%
 .00%
   Net investment income...........................
2.96%(c)      3.08%       3.14%       1.86%       2.11%
3.20%

---------------
(a) Net of fee waiver and/or expense subsidy.
(b) Total return includes reinvestment of dividends and
distributions. Total
    return for periods of less than a full year are not
annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               MASSACHUSETTS
MONEY MARKET SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)


Prudential Mutual Funds                  BULK RATE
Gateway Center Three                   U.S. POSTAGE
100 Mulberry Street                        PAID
Newark, NJ  07102-4077                  Permit 6807
(800) 225-1852                          New York, NY

74435M630     MF153E2
              Cat#444525Y

(ICON)

Prudential
Municipal
Series Fund
---------------------
North Carolina Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997

(LOGO)

Prudential Municipal Series Fund
North Carolina Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the
Prudential Municipal Series Fund -- North Carolina Series provided attractive tax-free yields. Our total returns were also competitive with the average
North Carolina tax-free municipal bond fund, as measured by Lipper Analytical
Services.

Cumulative Total Returns1                  As of 2/28/97

                                        Six             One
Five           Ten                  Since
                                       Months           Year
Years         Years               Inception2
                         Class A    4.8% (4.7)4      3.8%
(3.7)4    37.4% (37.3)4   N/A              62.5% (62.3)4
                         Class B    4.6              3.5
(3.4)4    34.7  (34.5)4   76.4%(72.7)4   136.6  (133.7)4
                         Class C    4.5              3.2
(3.1)4    N/A             N/A             15.5   (15.4)4
Lipper NC Muni Avg.3                4.5              4.2
37.3            82.5           ***

Average Annual Total Returns1                     As of
3/31/97

                              One          Five
Ten        Since
                              Year        Years
Years     Inception2
       Class A            1.7% (1.6)4      5.6%
N/A         6.3%
       Class B           -0.6              5.7
5.6%        7.2  (7.1)4
       Class C            3.2  (3.1)4      N/A
N/A         4.9

Dividends
Taxable Equivalent Yield5
& Yields           Total Dividends       30-Day
At Tax Rates Of
As of              Paid for Six Mos.    SEC Yield
36%             39.6%
2/28/97
        Class A         $0.27             4.52%
7.66% (7.57)4         8.11% (8.02)4
        Class B         $0.25             4.25          7.20
(7.11)4         7.63  (7.54)4
        Class C         $0.23             4.00          6.78
(6.69)4         7.18  (7.09)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 2/13/85 for Class B;
and 8/1/94 for
Class C.

3The Lipper North Carolina Municipal Bond fund average includes 36 funds for six months, 35 funds for one year, eight funds for five years and three funds for 10 years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 62.5%, which includes five funds; for Class B is 152.3% for two funds; and for Class
C is 17.5% for 28 funds.

How Investments Compared.
    (As of 2/28/97)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

James M. Murphy, Fund Manager          (PICTURE)

Portfolio
Manager's Report
The Series invests in carefully-selected long-term municipal bonds that offer a high level of current income exempt from North Carolina state and federal income taxes, consistent with preservation of capital. Some bonds are
AMT-eligible and certain shareholders may be subject to the federal alternative minimum tax, however. There can be no assurance that the Series' investment objective will be achieved.

New Manager
Named.
In January 1997, James M. Murphy was named the new portfolio manager of the
North Carolina Series Fund. Jim joined Prudential in 1989 and brings to the position extensive experience as a municipal bond trader and credit analyst.

Strategy Session.
------------------------------------------------------------
----
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average North
Carolina tax-free
municipal bond fund. We did not want to be caught off guard if the Federal
Reserve raised short-term interest rates.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 2/28/97.
          (GRAPH)

What Went Well.
-----------------------------------
A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve
Chairman Alan Greenspan
had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Five Largest
Issuers.

7.0%   NC Municipal
       Power Agency

5.2%   NC Eastern Municipal
       Power Agency

4.9%   Durham County

4.3%   Commonwealth
       of Puerto Rico

4.1%   Wake County Hospital

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.
-----------------------------------
Market Concerns.
While there were more new bonds issued over the past six months ending in
February, the increase was not dramatic. The overall trend for municipal bond supply has been downward for a couple of years now. That's because municipalities have more revenue coming in -- thanks to stronger local economies -- and thus have less need to market new bonds.
Unfortunately, that
also means fewer investment opportunities for your Series.

Bond insurance has been another concern. Why? Because as more bonds are issued with insurance, it means less uninsured bonds were available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Looking Ahead.
----------------
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average North Carolina tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the
Federal Reserve acts to increase interest rates.

President's Letter                              April 10,
1997
------------------------------------------------------------
--
(PICTURE)

              We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
  Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- We're On Your Side. Your Prudential Securities Financial
Advisor or
  Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals.
  Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.


Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NORTH CAROLINA
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.2%
------------------------------------------------------------
------------------------------------------------------------
------
Buncombe Cnty., Pub. Impvt. Bonds
Aa            6.90%       3/01/09   $  1,000(e)(f)
$1,072,490
Cary Sanitary Sewer
Aa1            5.20       4/01/09        500
503,370
Charlotte Mecklenberg Hosp., Hlth. Care Sys. Rev.
Aa3            6.25       1/01/20        750
772,605
Charlotte Wtr. & Swr.
Aaa            6.20       6/01/17      1,500(e)(f)
1,650,600
Charlotte Wtr. & Swr.
Aaa            5.90       2/01/19      1,000(e)
1,041,170
City of Greensboro, Comb. Enterprise Sys. Rev., Ser. A
A1             5.30       6/01/15      1,000
970,330
Concord Util. Sys. Rev., M.B.I.A.
Aaa            5.50      12/01/14      1,000(e)
1,007,990
Craven Cnty., M.B.I.A.
Aaa            5.50       6/01/16      1,000
1,007,010
Dare Cnty., Util. Sys. Rev., M.B.I.A.
Aaa            5.75       6/01/14        500
508,925
Davidson Cnty.
Aa             5.40       6/01/14        800
802,968
Durham Cnty., Pub. Impvt.
Aaa            4.60       5/01/04      2,000
2,007,640
Durham, Gen. Oblig.
Aa1            5.10       2/01/15      1,000
970,240
Fayetteville, Cert. of Part., San. Swr. & Pub. Impvt.,
   A.M.B.A.C.
Aaa            6.875     12/01/08      1,750
1,908,550
Haywood Cnty., Ind. Facs. & Poll. Ctrl.,
   Fin. Auth. Env. Impvt. Rev., Champion Intl. Corp.
Baa1           6.25       9/01/25        750
760,080
   Fin. Auth. Env. Impvt. Rev., Champion Intl. Corp., Ser. A
Baa1           5.75      12/01/25      1,500
1,445,970
Lincoln Cnty. Gen. Oblig., Ref., F.G.I.C.
Aaa            5.10       6/01/09      1,170
1,168,327
Martin Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth. Rev.,
   Weyerhaueser Co. Proj.
A2             8.50       6/15/99        200
217,422
Mecklenberg Cnty., Pub. Impvt.
Aaa            5.00       4/01/08      1,000
1,000,800
Mecklenburg Cnty., Pub. Impvt.
Aaa            4.80       3/01/06      1,050
1,053,811
New Hanover Cnty. Hosp. Rev., Regl. Med. Ctr. Proj.,
A.M.B.A.C.    Aaa            4.75      10/01/23      1,000
854,890
No. Carolina Eastn. Mun. Pwr. Agcy.,
   Pwr. E.T.M., prerefunded, Ser. A
Aaa            6.50       1/01/18      1,995
2,286,430
   Pwr. Sys. Rev., Ser. A
Aaa            6.50       1/01/18      1,005
1,127,308
   Pwr. Sys. Rev., Ser. A
Baa1           6.40       1/01/21      1,000
1,018,380
   Pwr. Sys. Rev., A.M.B.A.C.
Aaa            6.00       1/01/18      1,000
1,058,910
   Pwr. Sys. Rev., Ser. B
Aaa            6.00       1/01/26        650(f)
703,879
No. Carolina Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. G
Aa             7.80       3/01/21        610
634,339
No. Carolina Med. Care Comn., Hlth. Care Facs. Rev.,
   Stanley Mem. Hosp. Proj.
Baa1           7.80      10/01/19        650(f)
719,784
No. Carolina Med. Care Comn., Hosp. Rev.,
   Wilson Mem. Hosp., A.M.B.A.C.
Aaa          Zero        11/01/12      2,045
856,487
   Annie Pen Mem. Hosp. Proj.
Baa3          7.50        8/15/21      1,000
1,070,660
   Rex Hosp. Proj.
A1            6.25        6/01/17      1,750
1,803,217
No. Carolina Mun. Pwr. Agcy.,
   No. 1 Catawba Elec. Rev., A.M.B.A.C.
Aaa           5.25        1/01/09      1,000
1,008,710
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           6.00        1/01/10      1,250
1,350,050
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           6.97(d)     1/01/12      2,000
1,947,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of            PRUDENTIAL
MUNICIPAL SERIES FUND
February 28, 1997 (Unaudited)             NORTH CAROLINA
SERIES
------------------------------------------------------------
-------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
No. Carolina Univ. at Raleigh Centennial Campus, B.I.G.
Aaa           5.125%     12/15/16    $ 1,000     $   952,590
North Carolina Gen. Oblig. Cap. Impvt., Ser. A
Aaa           4.70        2/01/10      1,200       1,141,824
North Carolina Med. Care Comn., Hlth. Care Facs. Rev.,
   Carolina Medicorp Proj.
Aa3           5.25        5/01/26      1,400       1,297,716
Northern Hosp. Dist. Surry Cnty. Hlth. Care Facs. Rev.,
   No. Carolina Hosp.
Ba1           7.875      10/01/21      1,500       1,579,110
Pitt Cnty. Rev., Pitt Cnty. Mem. Hosp.
Aa3           5.25       12/01/21      1,500       1,414,680
   Puerto Rico Commonwealth, Gen. Oblig., Ser. A, M.B.I.A.
Aaa           6.25        7/01/10      1,240       1,324,258
   Puerto Rico Comnwlth., Gen. Oblig., F.S.A.
Aaa        8.132(d)       7/01/20      1,300       1,332,500
Puerto Rico Elec. Pwr. Auth. Rev., Pwr. Rev. Bds.
Baa1          5.50        7/01/20      1,520       1,447,040
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Facs., Upjohn
Co.
   Proj.
Aa3           7.50       12/01/23        500         541,690
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa         6.87(d)       1/25/07      1,000       1,022,500
Union Cnty. Wtr. & Swr., Solid Waste Rev.
A1             6.50       4/01/07        850         931,702
University of No. Carolina Chapel Hill Hosp. Rev.
Aa             5.25       2/15/26      1,400       1,318,688
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR             7.75      10/01/06        390         423,938
Wake Cnty.
Aaa            4.90       3/01/07      2,500       2,519,275
Wake Cnty. Hosp. Rev., M.B.I.A.
Aaa            5.125     10/01/26      1,500       1,371,300
Winston Salem, Sngl. Fam. Mtge. Rev., A.M.T.
A1             8.00       9/01/07        410         427,310
Winston Salem, Wtr. & Swr., Sys. Rev., Ser. B
Aa             5.70       6/01/17      1,000       1,003,750

-----------
Total long-term investments (cost $54,381,485)
56,360,713

-----------
SHORT-TERM INVESTMENTS--5.1%
Halifax Cnty. Ind. Facs. & Poll. Ctrl., Westmoreland L.G. &
E.
   Partners, Ser. 93 F.R.D.D.
A1+(c)         3.55       3/03/97        400         400,000
Halifax Cnty. Ind. Facs. & Poll. Ctrl., Westmoreland-Hadson
   Roano, Ser. 91 F.R.D.D.
CPS1           3.55       3/03/97        100         100,000
Raleigh Durham Arpt. Auth. Spec. Facs. Rev.,
   American Airlines Ser. 95A
A1+(c)         3.45       3/03/97      1,100       1,100,000
   American Airlines Ser. 95B1
A1+(c)         3.45       3/03/97      1,300       1,300,000

-----------
Total short-term investments (cost $2,900,000)
2,900,000

-----------
Total Investments--104.3%
(cost $ 57,281,485; Note 4)
59,260,713
Liabilities in excess of other assets--(4.3)%
(2,427,326)

-----------
Net Assets--100%
$56,833,387

-----------

-----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

------------------------------------------------------------
-------------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.I.G.--Bonds Investors Guaranty Company.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at period end.
(e) Pledged as initial margin on financial futures
contracts.
(f) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities           PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                   NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$57,281,485)................................................
 .................         $59,260,713
Cash........................................................
 .............................................
1,414,625
Interest
receivable..................................................
 ....................................             774,357
Receivable for Series shares
sold........................................................
 ................              14,010
Other
assets......................................................
 .......................................               1,379

-----------------
   Total
assets......................................................
 ....................................          61,465,084

-----------------
Liabilities
Payable for investments
purchased...................................................
 .....................           4,356,800
Accrued
expenses....................................................
 .....................................             174,517
Payable for Series shares
reacquired..................................................
 ...................              35,169
Dividends
payable.....................................................
 ...................................              24,715
Management fee
payable.....................................................
 ..............................              19,743
Distribution fee
payable.....................................................
 ............................              13,107
Due to broker - variation
margin......................................................
 ...................               4,687
Deferred trustees'
fees........................................................
 ..........................               2,959

-----------------
   Total
liabilities.................................................
 ....................................           4,631,697

-----------------
Net
Assets......................................................
 .........................................
$56,833,387

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........         $    50,959
   Paid-in capital in excess of
par.........................................................
 .............          54,812,347

-----------------

54,863,306
   Accumulated net realized loss on
investments.................................................
 .........             (50,491)
   Net unrealized appreciation on
investments.................................................
 ...........           2,020,572

-----------------
Net assets, February 28,
1997........................................................
 ....................         $56,833,387

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($28,538,173 / 2,559,358 shares of beneficial interest
issued and outstanding).....................
$11.15
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .34

-----------------
   Maximum offering price to
public......................................................
 ................              $11.49

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($28,220,329 / 2,529,811 shares of beneficial interest
issued and outstanding).....................
$11.16

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($74,885 / 6,713 shares of beneficial interest issued
and outstanding).............................
$11.16

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 1,698,902
                                              --------------
---
Expenses
   Management fee..........................          144,814
   Distribution fee--Class A...............           14,359
   Distribution fee--Class B...............           72,836
   Distribution fee--Class C...............              275
   Custodian's fees and expenses...........           42,000
   Reports to shareholders.................           40,000
   Transfer agent's fees and expenses......           22,000
   Registration fees.......................           17,500
   Legal fees and expenses.................            5,500
   Audit fees and expenses.................            5,000
   Trustees' fees and expenses.............            1,800
   Miscellaneous...........................            5,315
                                              --------------
---
      Total expenses.......................          371,399
   Less: Management fee waiver.............
(14,482)
       Custodian fee credit................
(545)
                                              --------------
---
      Net expenses.........................          356,372
                                              --------------
---
Net investment income......................        1,342,530
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          223,205
   Financial futures transactions..........
(270,011)
                                              --------------
---

(46,806)
                                              --------------
---
Net change in unrealized
   appreciation/depreciation of:
   Investments.............................        1,337,348
   Financial futures contracts.............           41,344
                                              --------------
---
                                                   1,378,692
                                              --------------
---
Net gain on investments....................        1,331,886
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,674,416
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1997
1996
Operations
   Net investment income........     $ 1,342,530        $
2,879,480
   Net realized gain (loss) on
      investment transactions...         (46,806)
970,425
   Net change in unrealized
      appreciation/depreciation
      of investments............       1,378,692
(1,009,916)
                                  -----------------    -----
----------
   Net increase in net assets
      resulting from
      operations................       2,674,416
2,839,989
                                  -----------------    -----
----------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................        (694,833)
(1,319,689)
      Class B...................        (646,159)
(1,556,956)
      Class C...................          (1,538)
(2,835)
                                  -----------------    -----
----------
                                      (1,342,530)
(2,879,480)
                                  -----------------    -----
----------
   Distributions from net realized gains
      Class A...................        (415,499)
(283,246)
      Class B...................        (402,215)
(369,288)
      Class C...................          (1,043)
(674)
                                  -----------------    -----
----------
                                        (818,757)
(653,208)
                                  -----------------    -----
----------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................         674,585
2,409,691
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............       1,168,181
1,901,502
   Cost of shares reacquired....      (4,712,655)
(11,119,778)
                                  -----------------    -----
----------
   Net decrease in net assets
      from Series share
      transactions..............      (2,869,889)
(6,808,585)
                                  -----------------    -----
----------
Total decrease..................      (2,356,760)
(7,501,284)
Net Assets
Beginning of period.............      59,190,147
66,691,431
                                  -----------------    -----
----------
End of period...................     $56,833,387        $
59,190,147
                                  -----------------    -----
----------
                                  -----------------    -----
----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      NORTH
CAROLINA SERIES
------------------------------------------------------------
-------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The North Carolina Series (the 'Series')
commenced
investment operations in February, 1985. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from federal and applicable state income taxes with
the minimum of risk
by investing in 'investment grade' tax-exempt securities
whose ratings are
within the four highest ratings categories by a nationally
recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the securities held by the Series
to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 P.M., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin'. Subsequent
payments, known as
'variation margin', are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss until the contracts expire or are
closed, at which time
the gain or loss is reclassified to realized gain or loss.
The Series invests in
financial futures contracts solely for the purpose of
hedging its existing
portfolio securities, or securities the Series intends to
purchase against
fluctuations in value caused by changes in prevailing market conditions. Should
market conditions move unexpectedly, the Series may not
achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Series may either purchase or write options in
order to hedge
against adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Series currently owns or
intends to purchase.
When the Series purchases an option, it pays a premium and
an amount equal to
that premium is recorded as an investment. When the Series
writes an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Series
realizes a gain or loss to the extent of the premium
received or paid. If an
option is exercised, the premium received or paid is an
adjustment to the
proceeds from the sale or the cost basis of the purchase in
determining whether
the Series has realized a gain or loss. The difference
between the premium and
the amount received or paid on effecting a closing purchase
or sale transaction
is also treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
made by management.
------------------------------------------------------------
--------------------
                                       8

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      NORTH
CAROLINA SERIES
------------------------------------------------------------
-------------------
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the cost of compensation of officers of the Fund,
occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PMF has agreed
to waive a portion (.05 of 1% of the Series' average daily
net assets) of its
management fee, which amounted to $14,482 ($0.003 per share)
the six months
ended February 28, 1997.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to
plans of distribution
(the 'Class A, B and C Plans'), regardless of expenses
actually incurred by PSI.
The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the six months ended February 28, 1997.
PSI has advised the Series that it has received
approximately $3,100 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended February 28, 1997. From these fees, PSI paid
such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that during the six months ended
February 28, 1997,
it received approximately $17,300 in contingent deferred
sales charges imposed
upon certain redemptions by Class B and C shareholders.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
--------------------
                                       9

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      NORTH
CAROLINA SERIES
------------------------------------------------------------
-------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $12,600 for
the services of
PMFS. As of February 28, 1997, approximately $2,100 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1997 were
$7,608,733 and
$9,931,637, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1997, was $57,281,485 and accordingly, net unrealized
appreciation of
investments for federal income tax purposes was $1,979,228
(gross unrealized
appreciation--$2,287,771; gross unrealized depreciation--
$308,543).
At February 28, 1997, the Portfolio sold 30 financial
futures contracts on the
Municipal Bond Index which expire in March 1997. The value
at disposition of
such contracts is $3,327,187. The value of such contracts on
February 28, 1997
was $3,368,531, thereby resulting in an unrealized gain of
$41,344.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1997 and the fiscal year ended August 31, 1996, were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................      11,255    $
124,842
Shares issued in reinvestment of
  dividends and distributions.......      53,642
597,983
Shares reacquired...................    (226,407)
(2,523,246)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (161,510)
(1,800,421)
Shares issued upon conversion from
  Class B...........................     180,128
2,016,639
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      18,618    $
216,218
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      26,122    $
294,382
Shares issued in reinvestment of
  dividends and distributions.......      77,298
872,346
Shares reacquired...................    (371,852)
(4,173,584)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (268,432)
(3,006,856)
Shares issued upon conversion from
  Class B...........................     438,352
4,936,059
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     169,920    $
1,929,203
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1997:
Shares sold.........................      49,101    $
549,593
Shares issued in reinvestment of
  dividends and distributions.......      50,994
568,593
Shares reacquired...................    (195,792)
(2,189,409)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................     (95,697)
(1,071,223)
Shares issued upon conversion from
  Class B...........................    (179,967)
(2,016,639)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (275,664)   $
(3,087,862)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       10

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements (Unaudited)      NORTH
CAROLINA SERIES
------------------------------------------------------------
-------------------

Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     184,643    $
2,097,677
Shares issued in reinvestment of
  dividends
  and distributions.................      90,870
1,026,914
Shares reacquired...................    (617,133)
(6,946,194)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (341,620)
(3,821,603)
Shares reacquired upon conversion
  into Class A......................    (437,963)
(4,936,059)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (779,583)   $
(8,757,662)
                                      ----------    --------
----
                                      ----------    --------
----
Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................          13    $
150
Shares issued in reinvestment of
  dividends and distributions.......         144
1,605
                                      ----------    --------
----
Net increase in shares
  outstanding.......................         157    $
1,755
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................       1,566    $
17,632
Shares issued in reinvestment of
  dividends.........................         199
2,242
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       1,765    $
19,874
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       11

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class A
                                                        ----
------------------------------------------------------------
-----
                                                         Six
Months

Ended                        Year Ended August 31,

February 28,     -------------------------------------------
---------

1997          1996        1995        1994       1993
1992
                                                        ----
--------     -------     -------     ------     ------     -
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
11.06       $ 11.19     $ 11.06     $12.04     $11.37
$10.86

------       -------     -------     ------     ------     -
-----
Income from investment operations
Net investment income...............................
 .27(b)        .53(b)      .60(b)     .61        .65
 .67
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .25          (.01)        .13       (.76)       .67
 .51

------       -------     -------     ------     ------     -
-----
   Total from investment operations.................
 .52           .52         .73       (.15)      1.32
1.18

------       -------     -------     ------     ------     -
-----
Less distributions
Dividends from net investment income................
(.27)         (.53)       (.60)      (.61)      (.65)
(.67)
Distributions from net realized gains...............
(.16)         (.12)         --       (.22)        --
--

------       -------     -------     ------     ------     -
-----
   Total distributions..............................
(.43)         (.65)       (.60)      (.83)      (.65)
(.67)

------       -------     -------     ------     ------     -
-----
Net asset value, end of period......................      $
11.15       $ 11.06     $ 11.19     $11.06     $12.04
$11.37

------       -------     -------     ------     ------     -
-----

------       -------     -------     ------     ------     -
-----
TOTAL RETURN(c):....................................
4.75%         4.70%       6.86%     (1.35)%    11.99%
11.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
28,538       $28,089     $26,519     $2,256     $1,777     $
917
Average net assets (000)............................      $
28,956       $27,628     $15,244     $2,067     $1,316     $
612
Ratios to average net assets:
   Expenses, including distribution fees............
1.03%(a)(b)    1.03%(b)     .98%(b)    .88%      .87%
 .91%
   Expenses, excluding distribution fees............
 .93%(a)(b)     .93%(b)     .88%(b)    .78%      .77%
 .81%
   Net investment income............................
4.84%(a)(b)    4.78%(b)    5.25%(b)   5.31%     5.55%
5.90%
For Class A, B and C shares:
   Portfolio turnover rate(d).......................
13%           23%         28%        17%        38%
36%

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Portfolio turnover is calculated on the basis of the
Fund as a whole without
    distinguishing between the classes of shares issued.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class B
                                                        ----
------------------------------------------------------------
--------
                                                         Six
Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1997          1996        1995        1994        1993
1992

------       -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $
11.06       $ 11.19     $ 11.06     $ 12.05     $ 11.37
$ 10.86

------       -------     -------     -------     -------
-------
Income from investment operations
Net investment income...............................
 .25(b)        .49(b)      .55(b)      .56         .60
 .62
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .26          (.01)        .13        (.77)        .68
 .51

------       -------     -------     -------     -------
-------
   Total from investment operations.................
 .51           .48         .68        (.21)       1.28
1.13

------       -------     -------     -------     -------
-------
Less distributions
Dividends from net investment income................
(.25)         (.49)       (.55)       (.56)       (.60)
(.62)
Distributions from net realized gains...............
(.16)         (.12)         --        (.22)         --
--

------       -------     -------     -------     -------
-------
   Total distributions..............................
(.41)         (.61)       (.55)       (.78)       (.60)
(.62)

------       -------     -------     -------     -------
-------
Net asset value, end of period......................      $
11.16       $ 11.06     $ 11.19     $ 11.06     $ 12.05
$ 11.37

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL RETURN(c):....................................
4.63%         4.28%       6.44%      (1.82)%     11.62%
10.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $
28,220       $31,029     $40,119     $69,448     $75,515
$63,573
Average net assets (000)............................      $
29,376       $35,605     $51,963     $73,606     $67,997
$60,751
Ratios to average net assets:
   Expenses, including distribution fees............
1.43%(a)(b)    1.43%(b)    1.34%(b)    1.28%      1.27%
1.31%
   Expenses, excluding distribution fees............
 .93%(a)(b)     .93%(b)     .84%(b)     .78%       .77%
 .81%
   Net investment income............................
4.44%(a)(b)    4.37%(b)    5.10%(b)    4.89%      5.18%
5.58%

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class C
                                                        ----
-----------------------------------------------------

August 1,
                                                         Six
Months                                     1994(d)

Ended           Year Ended August 31,        through

February 28,     -------------------------     August 31,

1997            1996           1995           1994

-----           -----          -----          -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................
$11.06          $11.19         $11.06         $11.09

-----           -----          -----          -----
Income from investment operations
Net investment income...............................
 .23(b)          .46(b)         .52(b)         .04
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .26            (.01)           .13           (.03)

-----           -----          -----          -----
   Total from investment operations.................
 .49             .45            .65            .01

-----           -----          -----          -----
Less distributions
Dividends from net investment income................
(.23)           (.46)          (.52)          (.04)
Distributions from net realized gains...............
(.16)           (.12)            --             --

-----           -----          -----          -----
   Total distributions..............................
(.39)           (.58)          (.52)          (.04)

-----           -----          -----          -----
Net asset value, end of period......................
$11.16          $11.06         $11.19         $11.06

-----           -----          -----          -----

-----           -----          -----          -----
TOTAL RETURN(c):....................................
4.50%           4.03%          6.17%           .02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................       $
75          $   72         $   53         $   10
Average net assets (000)............................       $
74          $   69         $   32         $    5
Ratios to average net assets:
   Expenses, including distribution fees............
1.68%(a)(b)     1.68%(b)       1.63%(b)       1.67%(a)
   Expenses, excluding distribution fees............
 .93%(a)(b)      .93%(b)        .88%(b)        .92%(a)
   Net investment income............................
4.19%(a)(b)     4.14%(b)       4.59%(b)       5.06%(a)

---------------
(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Commencement of offering of Class C Shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.
(2) Approval of amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

                                                      BULK
RATE
                                                     U.S.
POSTAGE

PAID
                                                      Permit
6807
                                                      New
York, NY

74435M812
74435M820     MF126E2
74435M515     Cat# 642963Q

(ICON)
Prudential
Municipal
Series Fund
-------------
New Jersey Series

SEMI
ANNUAL
REPORT
Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
New Jersey Series

Performance At A Glance.
The six-months ending in February were rewarding ones for municipal bond investors. Bond prices rose as talk of higher interest rates subsided (at least temporarily) and inflation levels remained low. For the six-month reporting period ended February 28, 1997, we're pleased to report that the
Prudential Municipal Series Fund -- New Jersey Series provided attractive tax-free yields. Our total returns were very competitive with the average
New Jersey tax-free municipal bond fund, as measured by Lipper Analytical
Services.

Cumulative Total Returns1
As of 2/28/97
                        Six            One              Five
Since
                       Months          Year
Years           Inception2
        Class A          4.5% (4.4)4     4.2% (4.1)4
39.0% (37.9)4     68.8% (66.2)4
        Class B          4.3  (4.2)4     3.7  (3.6)4
36.3  (35.2)4     93.7  (89.6)4
        Class C          4.1             3.5  (3.4)4
N/A              15.9  (15.6)4
        Class Z          N/A             N/A
N/A               3.2
Lipper NJ Muni Avg.3     4.5             4.4
39.3               ***

Average Annual Total Returns1
As of 3/31/97
                            One               Five
Since
                            Year              Years
Inception2
        Class A               1.6% (1.5)4      5.9% (5.7)4
6.9% (6.7)4
        Class B              -0.6  (-0.7)4     6.0% (5.8)4
7.4  (7.2)4
        Class C               3.1  (3.0)4      N/A
5.2  (5.1)4

Dividends & Yields
  As of 2/28/97

Taxable Equivalent Yield5
                   Total Dividends         30-Day
At Tax Rates Of
                  Paid for Six Mos.      SEC Yield
36%              39.6%
Class A              $0.27                 4.59%
7.66% (7.58)4     8.12% (8.03)4
Class B              $0.26                 4.33
7.23  (7.14)4     7.66  (7.57)4
Class C              $0.24                 4.08
6.81  (6.73)4     7.21  (7.13)4
Class Z              $0.14                 5.24
8.74  (8.66)4     9.27  (9.18)4

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Class Z shares have been in existence for less than one year, and therefore no average annual returns are presented.

2Inception dates: 1/22/90 Class A; 3/4/88 Class B; 8/1/94
Class C; 12/2/96
Class Z.

3The Lipper New Jersey Municipal Bond fund average includes
55 funds for six
months, 55 funds for one year, and 19 funds for five years.

4Without waiver of management fees and/or expense subsidization, the Series' average annual return and yields would have been lower, as indicated in parentheses ( ).

5Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for Class A shares is 69.9%, which includes nine funds; for Class B is 100.7% for five funds and for Class
C is 17.2% for 40.

    How Investments Compared.
       (As of 2/28/97)
          (GRAPH)

  U.S.      General     General    Taxable
Growth       Bond      Muni Debt    Money
Funds       Funds       Funds      Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Marie Conti, Fund Manager
Portfolio
Manager's Report
(PHOTO)

The Series invests primarily in selected long-term municipal bonds that offer a high level of current income that is exempt from New Jersey state and federal income taxes, while still attempting to preserve capital. Certain shareholders may be subject to the federal alternative minimum tax, however.
There can be no assurance that the Series can achieve its investment objective.

High Yield Bonds.
The Trustees adopted a new policy which permits your Series to invest up to 30% of total investments in bonds rated below investment grade by Moody's and S&P.
High yield bonds, also known as "junk bonds," are subject to greater market and credit risks than investment grade bonds. Prudential maintains a large and experienced credit group which evaluates new purchases and existing holdings. By purchasing these securities, we seek to broaden our investment pool and enhance the Series' returns for you.

Strategy Session.
The municipal bond market moved in cycles during the reporting period: Bond prices rallied on news of slower economic growth and low inflation; then sold off when reports indicated the opposite. For example, in the third quarter of
1996, bond prices rallied. Municipal bond interest rates were 6.01% on October
24 and gradually declined to 5.80% in November, according to the Bond Buyer's
Revenue Bond Index, a widely-watched industry barometer. The start of 1997 brought news that the economy was accelerating. Fourth quarter Gross Domestic
Product (GDP is the total value of all the goods and services produced by the economy and a generally accepted measure of economic growth) surged 3.8%. Yet inflation remained low. Interest rates then began a steady climb upward as bond prices fell slightly. Interest rates ended the reporting period at 5.93%.

As you know, bond prices rise when interest rates fall, and vice versa. Our strategy over the past six months was to adjust the Series' duration in order to help it respond more effectively to interest rate movements. When the municipal bond market rallied last fall, we lengthened duration. This allowed your Series to profit as bond prices rose. Conversely, as the bond market slowed at year-end, we shortened the Series' duration. This protected assets as interest rates rose.

As the end of the reporting period neared, we shortened
Series' duration even
more to match or be slightly shorter than, the average New
Jersey tax-free
municipal bond fund. We did not want to be caught off guard if the Federal
Reserve raised short-term interest rates.

       Portfolio Breakdown.
   Expressed as a percentage of
  total investments as of 2/28/97.
            (PIE CHART)

What Went Well.

A Prudent Move.
We shortened Series' duration as the reporting period ended in February in anticipation of a possible increase in interest rates by the Federal Reserve.
It was a prudent move. On March 25, 1997, the central bank raised the federal funds rate (what banks charge each other for overnight loans) one-quarter of a percentage point to 5.50%. It was the first increase in two years.

The Federal Reserve explained it was acting to quell
"inflationary imbalances"
that could undermine the country's six-year economic expansion. The action was widely expected by investors. Indeed, Federal Reserve
Chairman Alan Greenspan
had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Five Largest Issuers.
6.5%      State of New Jersey
          Transport Fund
4.2%      Jersey City
          General Obligation
3.5%      Puerto Rico
          Electric Power
3.2%      Puerto Rico
          Telephone Authority
2.9%      New Jersey Economic
          Development Authority

Expressed as a percentage of total net assets as of 2/28/97.

And Not So Well.

Is There Too Much Insurance?
The increasing use of bond insurance in the municipal market is becoming a concern of ours. Why? Because as more bonds are issued with insurance, it means fewer uninsured bonds are available. In past years, uninsured bonds offered us the opportunity to buy good quality credits (usually rated A to
BBB) at attractive prices and yields. As this pool shrinks, so too does the opportunity for your Fund to purchase bonds that could further enhance yield.

Jersey & Tax Cuts, Perfect Together?
Governor Christine Whitman continues to implement tax reductions. After cutting personal income taxes by 15%, a deduction for property taxes is being phased in over several years. To compensate for lost revenues, the proposed
1998 state budget relies on a controversial plan to issue bonds to finance an unfunded pension liability. The size of the bond issuance may be as large as
$3 billion. Ratings agencies may not look favorably on the transaction. The
Garden State's credit rating by Moody's was Aa1 during the reporting period.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. We have positioned the Series' duration to be closer to, or slightly shorter than, the average New Jersey tax-free municipal bond fund. This will give us the flexibility to respond if -- or more likely when -- the Federal
Reserve acts to increase interest rates.

      Portfolio Breakdown.
  Expressed as a percentage of
 total investments as of 2/28/97.
           (PIE CHART)
------------------------------------------------------------
------------------

President's Letter
April 10, 1997
(PHOTO)
                            We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
------------------
                                   2

Portfolio of Investments                     PRUDENTIAL
MUNICIPAL SERIES FUND
as of February 28, 1997 (Unaudited)          NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--96.6%
------------------------------------------------------------
------------------------------------------------------------
------
Atlantic City Mun. Utils. Auth. Rev., Wtr. Sys.
A-(c)         7.75%       5/01/17   $  2,000(d)  $
2,233,080
Atlantic City, Gen. Oblig., Ser. A
Baa1         Zero        11/01/06      1,490
925,767
Bayshore Regl. Sewage Auth. Rev., M.B.I.A.
Aaa          5.50         4/01/12      3,000
3,034,620
Bergen Cnty., Utils. Auth., Wtr. Poll. Ctrl. Rev., Ser. B,
   F.G.I.C.
Aaa          5.75        12/15/05      1,000
1,070,400
Brick Twnshp., Mun. Util. Auth. Rev., F.G.I.C.
Aaa          5.50        12/01/03      1,000
1,053,480
Camden Cnty. Mun. Utility Auth. Ref., F.G.I.C.
Aaa          6.00         7/15/06      2,500
2,706,625
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., M.B.I.A.
Aaa          6.80         3/01/21      2,615
3,068,964
Cinnaminson Sewage Auth. Rev.
NR           7.40         2/01/15      1,600(d)
1,758,496
Delaware River Port Auth., Penn. & New Jersey Rev., F.G.I.C.
Aaa          5.50         1/01/26      2,000
1,957,380
Edison Twnshp., Gen. Oblig., A.M.B.A.C.
Aaa          6.00         1/01/08      5,390
5,860,008
Egg Harbor Twnshp. Sch. Dist., Cert. of Part., M.B.I.A.
Aaa          7.40         4/01/02      1,000(d)
1,085,300
Egg Harbor Twnshp. Sch. Dist., F.S.A.
Aaa          4.75         2/15/09      1,010
963,803
Essex Cnty. Ref., Ser. A-1, A.M.B.A.C.
Aaa          5.375        9/01/10      2,500
2,508,950
Evesham Mun. Utils. Auth. Rev., Ser. B, M.B.I.A.
Aaa          7.00         7/01/10      2,000
2,145,020
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85         8/15/03        500
564,960
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85         8/15/04        500
569,705
Hammonton, Gen. Oblig., A.M.B.A.C.
Aaa          6.85         8/15/05        500
573,595
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.
BBB-(c)      7.10         1/01/20      2,050
2,063,038
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.
A+(c)        6.10         7/01/20      1,500
1,516,875
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60         6/01/04      1,020
1,139,921
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60         6/01/05        940
1,056,203
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60         6/01/10      1,600
1,825,728
Jackson Twnshp. Sch. Dist., F.G.I.C.
Aaa          6.60         6/01/11      1,600
1,828,640
Jersey City,
   Gen. Oblig., A.M.B.A.C.
Aaa          6.00        10/01/09      2,000
2,165,620
   Gen. Oblig., A.M.B.A.C.
Aaa          6.00        10/01/10      2,760
2,978,730
   Gen. Oblig., Ser. A, F.S.A.
Aaa          9.25         5/15/04      4,310
5,468,787
Lakewood Twnshp., Gen. Oblig., F.G.I.C.
Aaa          6.60        12/01/04        450
507,501
Lakewood Twnshp., Gen. Oblig., F.G.I.C.
Aaa          6.60        12/01/05        445
504,408
Lenape Regl. High Sch. Dist., Gen. Oblig., M.B.I.A.
Aaa          7.625        1/01/12        400
494,652
Mercer Cnty. Impvt. Auth. Rev.
Aa1          Zero         4/01/06      2,500
1,598,500
Middle Twnshp. Sch. Dist., F.G.I.C.
Aaa           7.00        7/15/05      1,200
1,383,000
Middlesex Cnty. New Jersey Utils. Auth. Sewer Rev. Refunding
   Ser. A, F.G.I.C.
Aaa           5.375       9/15/15      2,250
2,220,053
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa           5.35        7/15/13      1,140
1,142,394
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa           5.35        7/15/14      1,135
1,140,811
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa           5.35        7/15/16      1,150
1,144,158
Millburn Twnshp. Sch. Dist., Brd. of Ed.
Aaa           5.35        7/15/17      1,150
1,143,997

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments                     PRUDENTIAL
MUNICIPAL SERIES FUND
as of February 28, 1997 (Unaudited)          NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Monmouth Cnty. Impvt. Auth. Rev.
AA+(c)        6.55%       7/01/12   $  4,065     $
4,401,338
Monmouth Cnty. Impvt. Auth. Rev.,
   Govt. Loan, F.S.A.
Aaa           5.25        7/15/08      1,900
1,925,897
   Govt. Loan, F.S.A.
Aaa           5.35        7/15/10      1,980
1,991,959
   Water & Sewage Facs. Rev., M.B.I.A.
Aaa           5.00        2/01/13      1,600
1,532,144
   Wtr. Treatment Fac., M.B.I.A.
Aaa           6.875       8/01/12        750
824,843
Morris Cnty. Gen'l. Impt. & Park
Aaa           5.00        7/15/14      3,180
3,068,827
Morris Cnty. Gen'l. Impt. & Park
Aaa           5.00        7/15/15      3,180
3,047,013
New Jersey Bldg. Auth. Rev., Garden St. Svg. Bonds, Ser. A
Aa           Zero         6/15/03        890
665,079
New Jersey Econ. Dev. Auth. Wtr. Fac. Rev.
NR           9.023       11/01/29      5,000
5,012,500
New Jersey Econ. Dev. Auth. Rev.,
   Ed. Testing Service, Ser. B, M.B.I.A.
Aaa          5.90         5/15/15      2,000
2,064,220
   Ed. Testing Service, Ser. B, M.B.I.A.
Aaa          6.25         5/15/25      5,000
5,362,300
   Nat'l. Assoc. of Accountants
NR           7.50         7/01/01      1,050
1,100,694
   Nat'l. Assoc. of Accountants
NR           7.65         7/01/09        950
1,007,874
   New Jersey Performing Arts Center Proj., Ser. C,
A.M.B.A.C.      Aaa          5.00         6/15/15      3,320
3,148,090
   New Jersey Performing Arts Center Proj., Ser. C,
A.M.B.A.C.      Aaa          5.00         6/15/16      3,485
3,267,292
New Jersey Econ. Dist. Heating & Cool., Trigen Trenton Proj.
BBB-(c)      6.20        12/01/10        600
610,632
New Jersey Edl. Facs. Auth. Rev.,
   Higher Educ. Facs. Trust Fund, Ser. A, A.M.B.A.C.
Aaa          5.125        9/01/10      1,200
1,187,664
   Princeton Theological, Ser. B
Aaa          5.90         7/01/26      4,500
4,611,825
   Richard Stockton College, Ser. F, A.M.B.A.C.
Aaa          5.40         7/01/27      1,000
970,890
   Seton Hall Univ. Proj., Ser. D
Baa1         7.00         7/01/21      2,000
2,115,620
   Trenton State College, Ser. A, M.B.I.A.
Aaa          5.00         7/01/16      3,450
3,242,034
   Univ. of Medicine & Dentistry, Ser. B, A.M.B.A.C.
Aaa          5.25        12/01/15      1,500
1,461,465
   Univ. of Medicine & Dentistry, Ser. B, A.M.B.A.C.
Aaa          5.25        12/01/25        500
475,775
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
   Atlantic City Med. Ctr., Ser. C.
A3           6.80         7/01/11      2,500
2,697,925
   East Orange Gen. Hosp., Ser. B
BBB+(c)      7.75         7/01/20      2,250
2,386,238
   Helene Fuld Med. Ctr., Ser. C
A(c)         8.00         7/01/08      1,300
1,374,724
   Helene Fuld Med. Ctr., Ser. C
A(c)         8.125        7/01/13        500
529,675
   Intercare Hlth. Systems-JFK Ctr.
A3           7.50         7/01/07      1,000
1,049,740
   Intercare Hlth. Systems-JFK Ctr.
A3           7.625        7/01/18        945
994,395
   Jersey Shore Med. Ctr., A.M.B.A.C.
Aaa          6.00         7/01/09      1,465
1,558,540
   Jersey Shore Med. Ctr., A.M.B.A.C.
Aaa          6.25         7/01/21      1,500
1,589,055
   Kensington Cmnty. Med. Ctr., M.B.I.A.
Aaa          7.00         7/01/20      3,450
3,753,772
   Rahway Hospital, Ser. B
Baa1         7.75         7/01/14      4,740
4,954,011
   Robert Wood Johnson Univ., Ser. C, M.B.I.A.
Aaa          5.25         7/01/10      2,935
2,912,577
   St. Joseph's Hosp. Med. Ctr., Ser. A
AAA(c)       5.70         7/01/11      4,375
4,424,175
   Warren Hosp.
AA(c)        5.25         7/01/14      2,985
2,902,047

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments                     PRUDENTIAL
MUNICIPAL SERIES FUND
as of February 28, 1997 (Unaudited)          NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey Indus. Poll. Ctrl. Fin. Auth. Rev., M.B.I.A.
Aaa           6.20%       8/01/30   $  5,000     $
5,254,500
New Jersey St. Hsg. & Mtge. Fin. Agcy.,
   Ser. D, M.B.I.A.
Aaa           7.70       10/01/29      3,280
3,442,590
   Rental Housing, Ser. B
A+(c)         6.75       11/01/11      2,190
2,277,797
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen. Rev.
A1            6.20        1/01/10      3,035
3,322,475
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa           6.50        1/01/16        835
935,275
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa           6.50        1/01/09      1,000
1,123,220
New Jersey St. Trans. Trust Fund Auth. Trans. Sys., M.B.I.A.
Aaa           6.50        6/15/11      5,000
5,654,900
New Jersey St. Trans. Trust Fund Auth. Trans. Sys., Ser. A,
   M.B.I.A.
Aaa           6.00       12/15/06      5,000
5,431,600
New Jersey St. Trans. Trust Fund Auth. Trans. Sys., Ser. B,
   M.B.I.A.
Aaa           5.75        6/15/14      5,000
5,112,600
No. Hudson Swr. Auth., F.G.I.C.
AAA(c)        5.25        8/01/16      5,000
4,822,800
North Brunswick Twnshp.,
   Brd. of Ed., Gen. Oblig.
AA(c)         6.80        6/15/06        350
402,255
   Brd. of Ed., Gen. Oblig.
AA(c)         6.80        6/15/07        350
404,652
   Gen. Oblig.
Aaa           6.40        5/15/10        545
587,494
Northfield Brd. of Ed., F.S.A
Aaa           5.375       7/15/14      1,390
1,378,296
Northfield Brd. of Ed., F.S.A
Aaa           5.375       7/15/15      1,470
1,450,493
Paterson Cnty., F.S.A.
Aaa           6.50        2/15/05      2,000
2,178,200
Port Auth. New York & New Jersey, Ser. 109
Aaa           5.375       7/15/27      1,500
1,436,130
Port Auth. New York & New Jersey, Ser. 94
A1            5.80       12/01/13      2,500
2,531,325
Port Auth. New York & New Jersey, Ser. 96, F.G.I.C.
Aaa           6.60       10/01/23      2,750
2,992,990
Puerto Rico Elec. Pwr. Auth. Rev.
Aaa           6.125       7/01/08      2,300
2,542,742
Puerto Rico Elec. Pwr. Auth. Rev.
Baa1          6.00        7/01/12      3,295
3,394,509
Puerto Rico Elec. Pwr. Auth. Rev., Ser. R
Baa1          6.25        7/01/17      2,800
2,908,080
Puerto Rico Hwy. Auth. Rev., Ser. R
Baa1          6.75        7/01/05      1,000(d)
1,099,690
Puerto Rico Hwy. Auth. Rev., Ser. S
Baa1          6.50        7/01/22        750(d)
835,770
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa           6.87        1/25/07      7,875
8,052,187
Rutgers St. Univ. Rev., Ser. A
A1            6.40        5/01/13      2,000
2,232,160
South Brunswick Twnshp., Wtr. & Swr. Utils., Gen. Impvt.
AA+(c)        6.90        8/01/05        850(d)
934,345
South Brunswick Twnshp., Wtr. & Swr. Utils., Gen. Impvt.
AA+(c)        6.90        8/01/06        850(d)
934,346
South River Sch. Dist., F.G.I.C.
Aaa           5.00       12/01/13      1,300
1,256,931
South River Sch. Dist., F.G.I.C.
Aaa           5.00       12/01/14      1,300
1,248,143
South River Sch. Dist., F.G.I.C.
Aaa           5.00       12/01/15      1,230
1,172,325
Sparta Twnshp. Brd. of Ed., M.B.I.A.
Aaa           5.75        9/01/14      1,000
1,022,770
Union City Sch. Impvt., F.S.A.
Aaa           6.375      11/01/08      1,545
1,729,581
Union Cnty. Utils. Auth., Solid Waste Rev., Ser. A
BB(c)         7.20        6/15/14      4,850
4,965,624
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR            7.75       10/01/06      1,750
1,902,285
West Morris Regl. High Sch. Dist., Cert. of Part., B.I.G.
Aaa           7.50        3/15/09      1,500
1,587,300
West New York & New Jersey Mun. Util. Auth. Swr. Rev.,
   F.G.I.C.
Aaa           5.125      12/15/17      2,050
1,919,128
West Windsor Regional Sch. Dist., F.G.I.C.
Aaa           5.25       12/01/05      1,000
1,035,410

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Portfolio of Investments                     PRUDENTIAL
MUNICIPAL SERIES FUND
as of February 28, 1997 (Unaudited)          NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
West Windsor Regional Sch. Dist., F.G.I.C.
Aaa           5.50%      12/01/13   $  2,600     $
2,618,668
West Windsor Regional Sch. Dist., F.G.I.C.
Aaa           5.50       12/01/14      2,700
2,708,451

------------
Total long-term investments
   (cost $234,627,121)
244,466,055

------------
SHORT-TERM INVESTMENTS--2.4%
Port Auth. of New York & New Jersey,
   Ser. 1, F.R.D.D.
VMIG1        3.50         3/03/97        300
300,000
   Ser. 4, F.R.D.D.
VMIG1        3.50         3/03/97      5,900
5,900,000

------------
Total short-term investments
   (cost $6,200,000)
6,200,000

------------

Expiration
OUTSTANDING CALL OPTION PURCHASED(h)
Date      Contracts(g)

----------   ---------
U.S. Treasury Bond Futures, expiring Mar. '97 @$116.00
   (cost $72,500)
NR          --            3/22/97        250
3,906

------------
Total Investments--99.0%
(cost $240,899,621; Note 4)
250,669,961
Other assets in excess of liabilities--1.0%
2,432,368

------------
Net Assets--100%
$253,102,329

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     B.I.G.--Bond Investors Guaranty Insurance Company.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at period end.
(e) Pledged as initial margin on financial futures
contracts.
(f) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(g) One contract equals $1,000 face value.
(h) Non-income producing securities.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

Statement of Assets and Liabilities           PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                   NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$240,899,621)...............................................
 .................        $ 250,669,961
Interest
receivable..................................................
 ....................................            3,160,912
Receivable for Series shares
sold........................................................
 ................              146,559
Other
assets......................................................
 .......................................                6,085

-----------------
   Total
assets......................................................
 ....................................          253,983,517

-----------------
Liabilities
Bank
overdraft...................................................
 ........................................
13,418
Payable for Series shares
reacquired..................................................
 ...................              514,981
Dividends
payable.....................................................
 ...................................              110,500
Management fee
payable.....................................................
 ..............................               88,089
Distribution fee
payable.....................................................
 ............................               71,308
Accrued expenses and other
liabilities.................................................
 ..................               68,839
Due to broker - variation
margin......................................................
 ...................               11,094
Deferred trustees'
fees........................................................
 ..........................                2,959

-----------------
   Total
liabilities.................................................
 ....................................              881,188

-----------------
Net
Assets......................................................
 .........................................        $
253,102,329

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     232,621
   Paid-in capital in excess of
par.........................................................
 .............          243,186,264

-----------------

243,418,885
   Accumulated net realized loss on
investments.................................................
 .........             (126,052)
   Net unrealized appreciation on
investments.................................................
 ...........            9,809,496

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 253,102,329

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($86,929,409 / 7,990,765 shares of beneficial interest
issued and outstanding).....................
$10.88
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .34

-----------------
   Maximum offering price to
public......................................................
 ................               $11.22

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($164,270,176 / 15,096,509 shares of beneficial
interest issued and outstanding)...................
$10.88

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,902,545 / 174,843 shares of beneficial interest
issued and outstanding)........................
$10.88

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($199.18 / 18.297 shares of beneficial interest issued
and outstanding)............................
$10.89

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 7,483,006
                                              --------------
---
Expenses
   Management fee..........................          645,814
   Distribution fee--Class A...............           42,161
   Distribution fee--Class B...............          430,070
   Distribution fee--Class C...............            7,407
   Custodian's fees and expenses...........           62,500
   Transfer agent's fees and expenses......           52,000
   Reports to shareholders.................           45,000
   Registration fees.......................           19,500
   Audit fees and expenses.................            5,000
   Legal fees and expenses.................            5,500
   Trustees' fees..........................            1,800
   Miscellaneous...........................            5,960
                                              --------------
---
      Total expenses.......................        1,322,712
   Less: Management fee waiver.............
(64,581)
       Custodian fee credit................
(4,579)
                                              --------------
---
      Net expenses.........................        1,253,552
                                              --------------
---
Net investment income......................        6,229,454
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          933,363
   Financial futures contracts.............
(876,944)
                                              --------------
---
                                                      56,419
                                              --------------
---
Net change in unrealized appreciation/depreciation of:
   Investments.............................        4,711,477
   Financial futures contracts.............           39,156
                                              --------------
---
                                                   4,750,633
                                              --------------
---
Net gain on investments....................        4,807,052
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $11,036,506
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                 February 28,     August
31,
in Net Assets                           1997            1996
Operations
   Net investment income..........  $  6,229,454    $
13,949,332
   Net realized gain on investment
      transactions................        56,419
7,196,617
   Net change in unrealized
      appreciation/depreciation of
      investments.................     4,750,633
(8,712,631)
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    11,036,506
12,433,318
                                    ------------    --------
----
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A.....................    (2,150,531)
(3,208,681)
      Class B.....................    (4,035,053)
(10,661,812)
      Class C.....................       (43,867)
(78,839)
      Class Z.....................            (3)
--
                                    ------------    --------
----
                                      (6,229,454)
(13,949,332)
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................    (1,547,247)
(241,413)
      Class B.....................    (2,891,331)
(912,215)
      Class C.....................       (34,085)
(5,692)
      Class Z.....................            (3)
--
                                    ------------    --------
----
                                      (4,472,666)
(1,159,320)
                                    ------------    --------
----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................     4,740,691
12,763,152
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     6,571,716
9,004,603
   Cost of shares reacquired......   (23,313,382)
(51,693,450)
                                    ------------    --------
----
   Net decrease in net assets from
      Series share transactions...   (12,000,975)
(29,925,695)
                                    ------------    --------
----
Total decrease....................   (11,666,589)
(32,601,029)
Net Assets
Beginning of period...............   264,768,918
297,369,947
                                    ------------    --------
----
End of period.....................  $253,102,329
$264,768,918
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     8

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984, and
consists of fourteen
series. The monies of each series are invested in separate,
independently
managed portfolios. The New Jersey Series (the 'Series')
commenced investment
operations in March 1988. The Series is diversified and
seeks to achieve its
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

All securities are valued as of 4:15 P.M., New York time.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin'. Subsequent payments, known as
'variation margin', are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. The Series invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Series intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series currently owns or intends to purchase.
When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain
(loss) on written
option transactions.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
------------------------------------------------------------
--------------------
                                     -----
                                       9

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadvisor's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series. PMF has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $64,581 ($0.003 per share) for the six months ended February 28, 1997.

The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor for the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, .50% of 1%
and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended February 28, 1997.

PSI has advised the Series that they have received approximately $2,600 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 1997. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Series that during the six months ended
February 28, 1997,
it received approximately $108,000 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.

The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement as of February 28,
1997. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
--------------------
                                     -----
                                       10

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the six months
ended February 28,
1997, the Series incurred fees of approximately $48,000 for
the services of
PMFS. As of February 28, 1997, approximately $8,000 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1997, were $26,721,453 and
$44,863,477, respectively.

The cost basis of investments for federal income tax purposes at February 28,
1997, was $240,899,621 and accordingly, net unrealized appreciation of investments for federal income tax purposes was $9,770,340
(gross unrealized
appreciation--$10,488,545; gross unrealized depreciation--
$718,205).

At February 28, 1997, the Portfolio sold 71 financial
futures contracts on the
Municipal Bond Index which expire in March 1997. The value
at disposition of
such contracts is $7,874,344. The value of such comtracts on
February 28, 1997
was $7,913,500, thereby resulting in an unrealized gain of
$39,156.
------------------------------------------------------------
Note 5. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective December 6, 1996 the Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February
28, 1997 and fiscal year ended August 31, 1996 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1997:
Shares sold.........................      55,604    $
608,777
Shares issued in reinvestment
  of dividends and distributions....     210,738
2,298,349
Shares reacquired...................    (775,886)
(8,479,505)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (509,544)
(5,572,379)
Shares issued upon conversion from
  Class B...........................   1,646,154
18,074,236
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   1,136,610    $
12,501,857
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     148,515    $
1,647,737
Shares issued in reinvestment
  of dividends......................     190,011
2,098,434
Shares reacquired...................  (1,234,733)
(13,625,430)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (896,207)
(9,879,259)
Shares issued upon conversion from
  Class B...........................   3,227,199
35,525,116
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,330,992    $
25,645,857
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1997:
Shares sold.........................     368,878    $
4,030,046
Shares issued in reinvestment
  of dividends and distributions....     385,604
4,206,452
Shares reacquired...................  (1,335,316)
(14,605,062)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (580,834)
(6,368,564)
Shares reacquired upon conversion
  into Class A......................  (1,646,154)
(18,074,236)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (2,226,988)
$(24,442,800)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                     -----
                                       11

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................     917,780    $
10,139,469
Shares issued in reinvestment
  of dividends......................     617,603
6,835,852
Shares reacquired...................  (3,405,389)
(37,508,650)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (1,870,006)
(20,533,329)
Shares reacquired upon conversion
  into Class A......................  (3,227,199)
(35,525,116)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (5,097,205)
$(56,058,445)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1997:
Shares sold.........................       9,279    $
101,668
Shares issued in reinvestment
  of dividends and distributions....       6,134
66,912
Shares reacquired...................     (20,997)
(228,815)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................      (5,584)   $
(60,235)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1996:
Shares sold.........................      88,262    $
975,946
Shares issued in reinvestment
  of dividends......................       6,369
70,317
Shares reacquired...................     (51,020)
(559,370)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      43,611    $
486,893
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
December 6, 1996(a) through
  February 28, 1997:
Shares sold.........................          18    $
200
Shares issued in reinvestment
  of dividends......................          --
3
Shares reacquired...................          --
--
                                      ----------    --------
----
Net increase in shares
  outstanding.......................          18    $
203
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                     -----
                                       12

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class A
                                               -------------
-----------------------------------------------------------
                                                Six Months
                                                  Ended
Year Ended August 31,
                                               February 28,
-------------------------------------------------------
                                                   1997
1996        1995        1994        1993        1992
                                                   ------
-------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  10.87
$ 10.98     $ 10.81     $ 11.74     $ 11.15     $ 10.73
                                                   ------
-------     -------     -------     -------     -------
Income from investment operations
Net investment income(b)...................           .28
 .57         .61         .61         .64         .67
Net realized and unrealized gain (loss) on
   investment transactions.................           .20
(.07)        .17        (.75)        .71         .51
                                                   ------
-------     -------     -------     -------     -------
   Total from investment operations........           .48
 .50         .78        (.14)       1.35        1.18
                                                   ------
-------     -------     -------     -------     -------
Less distributions
Dividends from net investment income.......          (.28)
(.57)       (.61)       (.61)       (.64)       (.67)
Distributions from net realized gains on
   investment transactions.................          (.19)
(.04)         --        (.18)       (.12)       (.09)
                                                   ------
-------     -------     -------     -------     -------
   Total distributions.....................          (.47)
(.61)       (.61)       (.79)       (.76)       (.76)
                                                   ------
-------     -------     -------     -------     -------
Net asset value, end of period.............      $  10.88
$ 10.87     $ 10.98     $ 10.81     $ 11.74     $ 11.15
                                                   ------
-------     -------     -------     -------     -------
                                                   ------
-------     -------     -------     -------     -------
TOTAL RETURN(c):...........................          4.48%
4.63%       7.55%      (1.27)%     12.57%      11.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $ 86,929
$74,492     $49,666     $14,774     $15,501     $11,941
Average net assets (000)...................      $ 85,021
$61,837     $30,290     $15,334     $13,444     $ 9,759
Ratios to average net assets:(b)
   Expenses, including distribution fees...
 .70%(a)       .67%        .55%        .58%        .61%
 .48%
   Expenses, excluding distribution fees...
 .60%(a)       .57%        .45%        .48%        .51%
 .38%
   Net investment income...................
5.10%(a)      5.19%       5.65%       5.42%       5.63%
6.14%
For Class A, B, C and Z shares:
   Portfolio turnover rate(d)..............            11%
62%         37%         34%         32%         38%
---------------

(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Portfolio turnover is calculated on the basis of the
Fund as a whole without
distinguishing between the classes of shares issued.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     13

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class B
                                               -------------
------------------------------------------------------------
----
                                                Six Months
                                                  Ended
Year Ended August 31,
                                               February 28,
------------------------------------------------------------
                                                   1997
1996         1995         1994         1993         1992
                                               ------------
--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......      $  10.87
$  10.98     $  10.81     $  11.74     $  11.15     $  10.73
                                               ------------
--------     --------     --------     --------     --------
Income from investment operations
Net investment income(b)...................           .26
 .53          .57          .56          .59          .63
Net realized and unrealized gain (loss) on
   investment transactions.................           .20
(.07)         .17         (.75)         .71          .51
                                               ------------
--------     --------     --------     --------     --------
   Total from investment operations........           .46
 .46          .74         (.19)        1.30         1.14
                                               ------------
--------     --------     --------     --------     --------
Less distributions
Dividends from net investment income.......          (.26)
(.53)        (.57)        (.56)        (.59)        (.63)
Distributions from net realized gains on
   investment transactions.................          (.19)
(.04)          --         (.18)        (.12)        (.09)
                                               ------------
--------     --------     --------     --------     --------
   Total distributions.....................          (.45)
(.57)        (.57)        (.74)        (.71)        (.72)
                                               ------------
--------     --------     --------     --------     --------
Net asset value, end of period.............      $  10.88
$  10.87     $  10.98     $  10.81     $  11.74     $  11.15
                                               ------------
--------     --------     --------     --------     --------
                                               ------------
--------     --------     --------     --------     --------
TOTAL RETURN(c):...........................          4.27%
4.22%        7.12%       (1.67)%      12.12%       10.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............      $164,270
$188,315     $246,202     $323,077     $351,878     $295,781
Average net assets (000)...................      $173,454
$222,235     $274,995     $343,941     $316,372     $269,318
Ratios to average net assets:(b)
   Expenses, including distribution fees...
1.10%(a)       1.07%         .95%         .98%        1.01%
 .88%
   Expenses, excluding distribution fees...
 .60%(a)        .57%         .45%         .48%         .51%
 .38%
   Net investment income...................
4.69%(a)       4.80%        5.30%        5.02%        5.23%
5.74%
---------------

(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     14

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class C                              Class Z
                                               -------------
----------------------------------------     ------------

August 1,      December 6,
                                                Six Months
1994(d)         1996(e)
                                                  Ended
Year Ended August 31,      Through         Through
                                               February 28,
---------------------     August 31,     February 28,
                                                   1997
1996         1995          1994            1997
                                               ------------
--------     --------     ----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......       $10.87
$  10.98     $  10.81       $10.83         $  11.10
                                                   -----
--------     --------        -----           ------
Income from investment operations
Net investment income(b)...................          .24
 .50          .54          .04              .13
Net realized and unrealized gain (loss) on
   investment transactions.................          .20
(.07)         .17         (.02)            (.02)
                                                   -----
--------     --------        -----           ------
   Total from investment operations........          .44
 .43          .71          .02              .11
                                                   -----
--------     --------        -----           ------
Less distributions
Dividends from net investment income.......         (.24)
(.50)        (.54)        (.04)            (.13)
Distributions from net realized gains on
   investment transactions.................         (.19)
(.04)          --           --             (.19)
                                                   -----
--------     --------        -----           ------
   Total distributions.....................         (.43)
(.54)        (.54)        (.04)            (.32)
                                                   -----
--------     --------        -----           ------
Net asset value, end of period.............       $10.88
$  10.87     $  10.98       $10.81         $  10.89
                                                   -----
--------     --------        -----           ------
                                                   -----
--------     --------        -----           ------
TOTAL RETURN(c):...........................         4.14%
3.96%        6.86%        0.14%            3.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............       $1,903
$  1,961     $  1,502       $  240         $    199(f)
Average net assets (000)...................       $1,991
$  1,735     $    790       $   11         $    198(f)
Ratios to average net assets:(b)
   Expenses, including distribution fees...         1.35%(a)
1.32%        1.20%        1.29%(a)          .60%(a)
   Expenses, excluding distribution fees...          .60%(a)
 .57%         .45%         .54%(a)          .60%(a)
   Net investment income...................         4.44%(a)
4.54%        4.99%        5.06%(a)         2.51%(a)
---------------

(a) Annualized.
(b) Net of fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Amounts are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     15

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal Series Fund was held on Wednesday, October 30, 1996 at the offices of Prudential Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.

(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----
                                       16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
  PAID
Permit 6807
New York, NY

74435M788
74435M796           MF138E2
74435M531           Cat# 642874P
74435M432


(ICON)
Prudential
Municipal
Series Fund
--------------------
New York
Money Market Series

SEMI
ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Municipal Series Fund
New York Money Market Series

Performance At A Glance.
During the past six months, the Prudential Municipal Series
Fund -- New York
Money Market Series produced returns which were in line with the average New
York tax-free money market fund. The Series' 7-day current yield on February
28, 1997 was 2.70%, which was equivalent to a taxable yield of 4.80% for individuals in the highest federal and state income tax brackets.

Fund Facts
As of 2/28/97
                 7-Day        Net Asset    Taxable
Equivalent Yield1      Weighted Avg.       Total Net
               Current Yld.     Value        @31%    @36%
@39.6%           Maturity     Assets (mil.)
NY Money
Market Fund      2.70%         $1.00        4.20%      4.53%
4.80%       54 Days         $329.5

IBC Financial Data
NY Tax-Exempt
Fund Avg.2       2.75           1.00        4.28       4.61
4.89        49 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

An investment in the Series is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Series will be able to maintain a stable net asset value.

1Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2This is the average 7-day current yield, NAV and WAM of 36 funds in the
International Business Communications Financial Data New
York tax-exempt
money market fund category as of February 28, 1997.

Tax-Free Money Fund Yields Have Leveled Off.

Prudential New York Money Market Series
IBC Financial Data New York Tax-Free Money Fund Avg.

             (GRAPH)
Weekly 7-day current yields. Past performance is not indicative of future results.

  How Investments Compared.
      (As of 2/28/97)
          (GRAPH)

  U.S.     General    General    Taxable
Growth      Bond     Muni Debt    Money
Funds      Funds       Funds     Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Colleen Meehan, Fund Manager

Portfolio
Manager's Report
(PHOTO)

The Prudential Municipal Series Fund -- New York Money Market Series seeks current income that is exempt from federal and New York state and New York
City income taxes, consistent with liquidity, the preservation of capital, and maintenance of a stable net asset value of $1 per share. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of New York, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the
U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.
Your Series will typically purchase securities with maturities of 13 months or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors Service, or AAA, AA; Notes: SP-1, SP-1+, A-1 or A-
2 by Standard &
Poor's or, if not rated, deemed to be of comparable quality by the Series' investment adviser. Although there is never a guarantee that the share price of the New York Money Market Series will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.

Waiting Out the Fed.
Short-term municipal markets were fairly quiet over the past six months ending in February. Interest rates fluctuated far less than they did earlier in 1996, as investors came to realize that the Federal Reserve would leave interest rates unchanged for the remainder of the year. Of course, the Federal Reserve seeks to promote moderate, non-inflationary growth by raising or lowering the federal funds rate (what banks charge each other for overnight loans).
Correctly anticipating these moves is one way your Series seeks to enhance tax-free return.

The federal funds rate remained unchanged at 5.25% throughout the reporting period. On March 25, 1997, however, the Federal Reserve raised the rate 25 basis points (a basis point is 1/100th of a percentage point) to 5.50%. It was the first increase in two years. The central bank explained it was moving to quell "inflationary imbalances" that could undermine the country's six-year economic expansion. The move was expected. Indeed, Federal Reserve Chairman
Alan Greenspan had been saying he would not rule out a "pre-emptive" strike against inflationary pressures for several weeks prior to the actual rate increase.

Our strategy over the past six months was to adjust the Series' weighted average maturity (WAM) in anticipation of market conditions. WAM measures the sensitivity of the Series' underlying securities to changing interest rates.
When interest rates are expected to rise, WAM is usually shortened (we buy shorter maturity securities) so we may be in position to buy new securities at higher yields. Conversely, when rates are expected to fall, WAM is lengthened (we buy longer maturity securities) to preserve higher yields for you.

Our strategy was to gradually position the Fund's WAM shorter than that of the average New York tax-free money market fund. The benefits were twofold: It would have allowed us to take advantage of higher interest rates if the
Federal Reserve moved (it didn't); and positioned us for seasonal redemptions in December that also produced higher rates (which did occur). We lengthened
WAM at year-end to lock-in the higher yields as rates declined in January. As the reporting period ended, WAM was moved closer to the average tax-free money market fund in anticipation of a rate increase by the Federal Reserve, which did occur on March 25.

What Went Well.

Hunting For Value.
We hunted for value and found it in pre-refunded securities, AMT paper and insured first-year maturity securities.

- At times, pre-refunded securities were attractively priced relative to
Treasurys, so we purchased them. Pre-refunded bonds are backed by U.S.
government securities and are rated "Aaa," by Moody's or "AAA" by Standard and Poor's.

- We continued to buy AMT paper (so-called because these securities are subject to the federal alternative minimum tax). AMT yields were attractive -- up to 15 basis points higher than non-AMT investments. It remained a useful tool for us.

- We also found value in buying first-year serial securities of longer term bonds. Under this arrangement, we bought portions of 30-year bonds that matured in 12 months. The prices and yields were very attractive and the securities were also insured.

Looking Ahead.
The Federal Reserve has raised short-term interest rates once in 1997. Will there be more increases in short-term interest rates? Probably. Our past experience tells us that changes in Federal Reserve monetary policy are rarely one-shot deals. Given present economic conditions, we believe one or two additional rate increases will most likely occur later this year. Of course, no one knows for sure. But if this does happen, short-term municipal rates will follow the taxable markets' lead and we will do our part to have your Series take advantage of them.

And Not So Well.

Caught Too Long.
Historically, there has been a seasonal dip in municipal rates during
January as investors scramble to invest cash from coupon payments and bond calls. That's why we extended our weighted average maturity in December to lock-in higher rates and carry us through this period. Unfortunately, the decline in rates was not as steep or prolonged as in years past. As a result, our longer WAM briefly hurt performance.

Weighted Average Maturity Is Comparable
          To The Average Fund.

Prudential New York Money Market Series
IBC Financial Data New York Tax-Free Money Fund Avg.

             (GRAPH)
------------------------------------------------------------
------------------
                                 1

President's Letter
April 10, 1997
(PHOTO)
                            We're On Your Side.

Dear Shareholder:
The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
   Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
   term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
------------------
                                   2

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Babylon Ind. Dev. Agcy. Rev., Res. Rec. Rev., Ser. 89,
   F.R.D.D.
A1+(c)        3.45%       3/03/97   $    800     $
800,000
Buffalo,
   Gen. Oblig., Ser. 97A, A.M.B.A.C.
Aaa           4.00        2/01/98      2,802
2,812,014
   Gen. Imprvt., Ser. 97A, R.A.N.
MIG1          4.25        7/15/97      2,500
2,505,943
Calcasieu Parish Ind. Dev. Brd., Environ. Rev., Ser. 94,
   F.R.D.D.
VMIG1         3.55        3/03/97        400
400,000
Clinton Cnty. Ind. Dev. Agcy., Ind. Dev. Rev., Ser. 96A,
   F.R.W.D.
A-1(c)        3.30        3/06/97      3,200
3,200,000
Erie Cnty. Ind. Dev. Agcy., Ser. A, R.A.N.
MIG1          4.25        4/17/97      5,500
5,504,439
Islip, Ser. 96, B.A.N.
NR            4.25        7/25/97      5,000
5,005,760
Jackson Cnty., Ind. Swr. Facs. Rev., Ser. 94, F.R.D.D.
P-1           3.55        3/03/97        400
400,000
Monroe Cnty. Ind. Dev. Agcy. Rev., Gen. Accident Ins. Co.,
   Ser. 84, S.E.M.O.T.
A1+(c)        3.60        9/01/97      7,000
7,000,000
Mun. Assist. Corp. for City of N.Y., Ser. F, T.E.C.P.
VMIG1         3.40        3/21/97      5,000
5,000,000
Nassau Cnty., Gen. Imprvt., Ser. 96T
Aaa           5.125       9/01/97      8,180
8,230,852
New York City, Gen. Oblig., T.E.C.P.,
   Ser. 94H-2
VMIG1         3.50        4/10/97      5,000
5,000,000
   Ser. J2
VMIG1         3.45        4/09/97      7,000
7,000,000
   Ser. J2
VMIG1         3.45        5/09/97      5,000
5,000,000
New York City, Ser. 97B, R.A.N.
MIG1          4.50        6/30/97        500
501,671
New York City Hsg. Dev. Corp.,
   400 West 59th St. Proj., Ser. 95A-1, F.R.W.D.
A-1(c)        3.30        3/05/97     10,000
10,000,000
   400 West 59th St. Proj., Ser. 95A-2, F.R.W.D.
A-1(c)        3.25        3/05/97      5,000
5,000,000
   E.17th St. Property, Ser. 93A, F.R.D.D.
A-1(c)        3.45        3/03/97     15,500
15,500,000
   James Tower Proj., Ser. 94A, F.R.W.D.
A-1(c)        3.25        3/05/97      6,500
6,500,000
New York City Ind. Dev. Agcy., Ind. Dev. Rev.,
   Ser. 95A, F.R.W.D.
P-1           3.50        3/05/97     15,900
15,900,000
   Spec. Facs. Rev., Ser. 97B, F.R.W.D.
VMIG1         3.35        3/05/97      2,200
2,200,000
New York City Mun. Water Fin. Auth., Water & Sew. Rev.,
   Ser. 88A
Aaa           9.00        6/15/97     10,000 (e)
10,312,508
New York St. Dorm. Auth. Rev.,
   Cornell Univ., Ser. 90B, F.R.D.D.
VMIG1         3.30        3/03/97     10,300
10,300,000
   Rockefeller Univ., Ser. 97-C3201, F.R.W.D.S.
A1+(c)        3.40        3/06/97     13,200
13,200,000
New York St. Energy Res. & Dev. Auth.,
   Central Hudson Gas & Elec., Ser. 85A, F.R.W.D.
P-1           3.10        3/06/97      7,050
7,050,000
   Long Island Ltg. Co. Proj., Ser. 85A, A.N.N.M.T.
VMIG1         3.60        9/01/97      5,000
5,000,000
   Long Island Ltg. Co. Proj., Ser. 95A, F.R.W.D.
VMIG1         3.30        3/05/97      5,000
5,000,000
   Niagara Mohawk Pwr. Corp., Ser. 85A, F.R.D.D.
A1+(c)        3.55        3/03/97      1,900
1,900,000
   Niagara Mohawk Pwr. Corp., Ser. 85B, F.R.D.D.
P-1           3.50        3/03/97      1,700
1,700,000
   Niagara Mohawk Pwr. Corp., Ser. 85C, F.R.D.D.
P-1           3.50        3/03/97        200
200,000
   Niagara Mohawk Pwr. Corp., Ser. 86A, F.R.D.D.
P-1           3.55        3/03/97     19,100
19,100,000
   Niagara Mohawk Pwr. Corp., Ser. 87B, F.R.D.D.
A1+(c)        3.60        3/03/97      1,100
1,100,000
   Niagara Mohawk Pwr. Corp., Ser. 88A, F.R.D.D.
A1+(c)        3.60        3/03/97      1,100
1,100,000

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Environ. Facs. Corp., Solid Waste Disp. Rev.,
   Ser. 87A, T.E.C.P.
P-1           3.35%       5/16/97   $  2,550     $
2,550,000
   Ser. 92A, T.E.C.P.
P-1           3.50        4/15/97      5,600
5,600,000
New York St., Gen. Oblig.,
   Ser. R, T.E.C.P.
P-1           3.40        4/07/97      3,000
3,000,000
   Ser. R, T.E.C.P.
P-1           3.40        4/01/97      6,100
6,100,000
New York St. Hsg. Fin. Agcy., Rev., F.R.W.D.,
   Liberty View Apts., Ser. 85A
VMIG1         3.30        3/05/97     11,500
11,500,000
   Normandie Ct. I Proj., Ser. 91A
VMIG1         3.20        3/05/97      5,000
5,000,000
   Union Square So. Hsg., Ser. 96A
VMIG1         3.20        3/05/97      5,000
5,000,000
New York St. Job Dev. Auth., F.R.M.D.,
   Ser. 84D
MIG1          3.70        3/03/97      1,270
1,270,000
   Ser. 84E
VMIG1         3.70        3/03/97      2,990
2,990,000
   Ser. 84F
VMIG1         3.70        3/03/97      1,185
1,185,000
   Ser. 86C
VMIG1         3.85        3/03/97      1,020
1,020,000
New York St. Local Gov't Assistance Corp., Var. Rate Bonds
   Ser. 95B, F.R.W.D.
VMIG1         3.30        3/05/97      5,000
5,000,000
   Ser. 95E, F.R.W.D.
VMIG1         3.20        3/05/97      5,000
5,000,000
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   Hosp. & Nurs. Home, Ser. 88B, F.H.A.
Aaa           8.10        2/15/98      5,000 (e)
5,304,030
   Huntington Hospital, Ser. 87A
Aaa           8.125      11/01/97      3,900 (e)
4,090,513
Niagara Cnty. Ind. Dev. Agcy. Rev., Gen. Abrasive
Treibacher,
   Ser. 91, F.R.W.D.
P-1           3.40        3/05/97      4,600
4,600,000
Oswego Cnty. Ind. Dev. Agcy. Rev., Philip Morris Co., Ser.
92,
   F.R.W.D.
P-1           3.25        3/05/97      7,300
7,300,000
Plaquemines Parish Environ. Rev., British Petroleum Co.,
   Exploration & Oil Proj., Ser. 94, F.R.D.D.
P-1           3.55        3/03/97        300
300,000
Port Auth. New York & New Jersey,
   Special Obligation Rev.,
   Ser. 1, F.R.D.D.
VMIG1         3.50        3/03/97        100
100,000
   Ser. 5, F.R.D.D.
VMIG1         3.45        3/03/97      3,900
3,900,000
   Ser. 93-1, F.R.W.D.
NR            3.40        3/04/97     12,000
12,000,000
Puerto Rico Commwlth., Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(c)       3.50        3/06/97      2,381
2,381,000
Smithtown Central School District, Ser. 96-97, T.A.N.
NR            4.25        6/26/97      9,580
9,590,334
Syracuse, B.A.N.,
   Ser. 96A
NR            3.90       12/19/97      3,000
3,003,468
   Ser. 96B
NR            4.15       12/19/97      4,500
4,506,936
Syracuse Ind. Dev. Agcy., Civic Facs. Rev., Ser. 93,
F.R.D.D.       A-1+(c)       3.30        3/03/97      5,100
5,100,000
Tarrytown Union Free School District, Ser. 96, T.A.N.
NR            4.25        6/25/97      3,950
3,953,627

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
as of February 28, 1997                  PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                              NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Triborough Bridge & Tunnel Auth., New York Rev.,
   Ser. N
Aaa          7.875%       1/01/98    $ 3,445(e)  $
3,617,754
   Spec. Oblig., Ser. 94, F.R.W.D.
VMIG1        3.20         3/05/97      2,200
2,200,000
Washoe Cnty. Nevada Water Facs. Rev., Sierra Pacific Pwr.
Co.
   Proj., Ser. 90, F.R.D.D.
P-1          3.55         3/03/97        600
600,000
Yates Cnty. Ind. Dev. Agcy. Rev., Clearpass Containers Inc.,
   Ser. 92A, F.R.W.D.
A-1(c)       3.35         3/06/97      1,330
1,330,000

------------
Total Investments--96.7%
(cost $318,515,849; (d))
318,515,849
Other assets in excess of liabilities--3.3%
10,938,264

------------
Net Assets--100%
$329,454,113

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note (b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b). F.R.W.D.S.--Floating Rate (Weekly) Demand Note
Synthetic(b).
    R.A.N.--Revenue Anticipation Note.
    S.E.M.O.T.--Semi-Annual Optional Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
(e) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
    obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     5

Statement of Assets and Liabilities        PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at amortized cost which approximates market
value...........................................        $
318,515,849
Receivable for investments
sold........................................................
 ..................           18,196,811
Receivable for Series shares
sold........................................................
 ................            6,509,077
Interest
receivable..................................................
 ....................................            2,261,013
Deferred expenses and other
assets......................................................
 .................                7,238

-----------------
   Total
assets......................................................
 ....................................          345,489,988

-----------------
Liabilities
Bank
overdraft...................................................
 ........................................
90,903
Payable for investments
purchased...................................................
 .....................           12,000,000
Payable for Series shares
reacquired..................................................
 ...................            3,604,164
Management fee
payable.....................................................
 ..............................              124,787
Accrued expenses and other
liabilities.................................................
 ..................              118,510
Dividends
payable.....................................................
 ...................................               78,961
Distribution fee
payable.....................................................
 ............................               15,591
Deferred trustees'
fee.........................................................
 ..........................                2,959

-----------------
   Total
liabilities.................................................
 ....................................           16,035,875

-----------------
Net
Assets......................................................
 .........................................        $
329,454,113

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$   3,294,541
   Paid-in capital in excess of
par.........................................................
 .............          326,159,572

-----------------
Net assets, February 28,
1997........................................................
 ....................        $ 329,454,113

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($329,454,113 / 329,454,113 shares
   of beneficial interest issued and outstanding; unlimited
number of shares authorized).................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1997
Income
   Interest................................      $ 5,636,077
                                              --------------
---
Expenses
   Management fee..........................          809,440
   Distribution fee........................          202,360
   Transfer agent's fees and expenses......           60,000
   Custodian's fees and expenses...........           36,000
   Reports to shareholders.................           27,000
   Registration fees.......................           12,000
   Audit fees and expenses.................            4,000
   Legal fees and expenses.................            3,000
   Trustees' fees and expenses.............            1,800
   Miscellaneous...........................              394
                                              --------------
---
      Total expenses.......................        1,155,994
                                              --------------
---
Net investment income......................        4,480,083
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 4,480,083
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                    Six Months
                                       Ended            Year
Ended
Increase (Decrease)                February 28,
August 31,
in Net Assets                          1997
1996
Operations
   Net investment income.......    $   4,480,083      $
9,800,252
   Net realized gain on
      investment
      transactions.............               --
1,956
                                 -----------------    ------
---------
   Net increase in net assets
      resulting from
      operations...............        4,480,083
9,802,208
                                 -----------------    ------
---------
Dividends and distributions to
   shareholders................       (4,480,083)
(9,802,208)
                                 -----------------    ------
---------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold.....................      510,964,714
1,133,204,969
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions........        4,426,833
9,471,692
   Cost of shares reacquired...     (535,407,241)
(1,117,904,471)
                                 -----------------    ------
---------
   Net increase (decrease) in
      net assets from Series
      share transactions.......      (20,015,694)
24,772,190
                                 -----------------    ------
---------
Total increase (decrease)......      (20,015,694)
24,772,190
Net Assets
Beginning of period............      349,469,807
324,697,617
                                 -----------------    ------
---------
End of period..................    $ 329,454,113      $
349,469,807
                                 -----------------    ------
---------
                                 -----------------    ------
---------

------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     7

Notes to Financial Statements                PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of fourteen series.
The monies of each series are invested in separate,
independently managed
portfolios. The New York Money Market Series (the 'Series')
commenced investment
operations in April, 1985. The Series is diversified and
seeks to achieve its
investment objective of providing the highest level of
income that is exempt
from New York State, New York City and federal income taxes
with a minimum of
risk by investing in 'investment grade' tax-exempt
securities having a maturity
of thirteen months or less whose ratings are within the two
highest ratings
categories by two nationally recognized statistical rating
organizations, or if
not rated, are of comparable quality. The ability of the
issuers of the
securities held by the Series to meet their obligations may
be affected by
economic developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 P.M., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income.
Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC.
('PMF'). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.

The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Fund. The Fund compensates PSI for distributing and servicing of the Series, pursuant to a plan of distribution, regardless of expenses actually incurred by PSI. The Series reimbursed PSI for distributing and servicing the Series' shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Series' average daily net assets. The distribution fee is accrued daily and payable monthly.

PSI, PMF and PIC are indirect wholly-owned subsidiaries of The Prudential
Insurance Company of America.

The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not
------------------------------------------------------------
--------------------
                                     -----
                                       8

Notes to Financial Statements             PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                               NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
borrowed any amounts pursuant to the Agreement as of
February 28, 1997. The
Funds pay a commitment fee at an annual rate of .055 of 1%
on the unused portion
of the credit facility. The commitment fee is accrued and
paid quarterly on a
pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the period ended
February 28, 1997,
the Series incurred fees of approximately $59,300 for the
services of PMFS. As
of February 28, 1997, approximately $10,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
--------------------
                                     -----
                                       9

Financial Highlights                         PRUDENTIAL
MUNICIPAL SERIES FUND
(Unaudited)                                  NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended                 Year Ended August 31,

February 28,       ----------------------------------

1997             1996         1995         1994

------------       --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................      $   1.00
$   1.00     $   1.00     $   1.00
Net investment income and net realized
gains.............................           .01
 .03          .03          .02
Dividends and distributions to
shareholders..............................          (.01)
(.03)        (.03)        (.02)

------------       --------     --------     --------
Net asset value, end of
period...........................................      $
1.00         $   1.00     $   1.00     $   1.00

------------       --------     --------     --------

------------       --------     --------     --------
TOTAL
RETURN(a):..................................................
 .......          1.42%            2.97%        3.06%
1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................
$329,454         $349,470     $324,698     $269,073
Average net assets
(000).................................................
$326,459         $336,427     $292,763     $280,492
Ratios to average net assets:
   Expenses, including distribution
fee..................................           .71%(b)
 .72%         .73%         .77%
   Expenses, excluding distribution
fee..................................           .59%(b)
 .60%         .61%         .64%
   Net investment
income.................................................
2.77%(b)         2.91%        3.02%        1.78%


1993         1992

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................  $   1.00     $
1.00
Net investment income and net realized
gains.............................       .02          .03
Dividends and distributions to
shareholders..............................      (.02)
(.03)

--------     --------
Net asset value, end of
period...........................................  $   1.00
$   1.00

--------     --------

--------     --------
TOTAL
RETURN(a):..................................................
 .......      1.80%        2.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................  $286,304
$249,785
Average net assets
(000).................................................
$275,640     $248,557
Ratios to average net assets:
   Expenses, including distribution
fee..................................       .75%
 .76%
   Expenses, excluding distribution
fee..................................       .63%
 .63%
   Net investment
income.................................................
1.75%        2.83%

---------------
(a) Total return includes reinvestment of dividends and
distributions. Total
    returns for periods of less than a full year are not
annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
                                     -----
See Notes to Financial Statements.     10

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Supplemental Proxy Information               NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
   A Meeting of Shareholders of the Prudential Municipal
Series Fund was held on
Wednesday, October 30, 1996 at the offices of Prudential
Securities
Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Edward D. Beach, Eugene C.
Dorsey, Delayne
    Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
    Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
    Nancy H. Teeters and Louis A. Weil, III.

(2) Approval of an amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
    The results of the proxy solicitation on the above matters were as follows:

Trustee/Matter
Votes for      Votes against     Abstentions

-----------     -------------     -----------
(1)  Edward D. Beach
370,817,756                0      16,169,234
     Eugene C. Dorsey
371,804,474                0      15,182,516
     Delayne Dedrick Gold
371,782,816                0      15,204,174
     Robert F. Gunia
371,639,995                0      15,346,995
     Harry A. Jacobs, Jr.
371,395,066                0      15,591,924
     Donald D. Lennox
371,150,974                0      15,836,016
     Mendel A. Melzer
371,811,918                0      15,175,072
     Thomas T. Mooney
371,607,874                0      15,379,116
     Thomas H. O'Brien
371,328,875                0      15,658,115
     Richard A. Redeker
371,876,756                0      15,110,234
     Nancy H. Teeters
371,775,376                0      15,211,614
     Louis A. Weil, III
371,777,517                0      15,209,473
(2)  Amendment relating to borrowing capabilities
259,440,223       31,557,793      17,488,974

------------------------------------------------------------
--------------------
                                     -----
                                       11

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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